                                                          [LOGO]



   Annual Report
   LIFEPATH FUNDS-TM-



                     February 29, 2000






                                       LifePath Opportunity Fund
                                       LifePath 2010-TM- Fund
                                       LifePath 2020-TM- Fund
                                       LifePath 2030-TM- Fund
                                       LifePath 2040-TM- Fund

                                                                  LIFEPATH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS.........................................................1
---------------------------------------------------------------------

PERFORMANCE AT A GLANCE
---------------------------------------------------------------------

  PORTFOLIO REVIEW.............................................................2

  STRATEGIC OVERVIEW...........................................................3

LIFEPATH FUNDS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES.........................................8

  STATEMENTS OF OPERATIONS.....................................................9

  STATEMENTS OF CHANGES IN NET ASSETS.........................................10

  FINANCIAL HIGHLIGHTS........................................................12

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................16

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................17

  CAPITAL SHARE TRANSACTIONS..................................................17

INDEPENDENT AUDITORS' REPORT..................................................19

LIFEPATH MASTER PORTFOLIOS
---------------------------------------------------------------------

  PORTFOLIOS OF INVESTMENTS...................................................20

  STATEMENTS OF ASSETS AND LIABILITIES........................................88

  STATEMENTS OF OPERATIONS....................................................89

  STATEMENTS OF CHANGES IN NET ASSETS.........................................90

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................92

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................93

  INVESTMENT PORTFOLIO TRANSACTIONS...........................................93

  PORTFOLIO SECURITIES LOANED.................................................94

  FINANCIAL HIGHLIGHTS........................................................94

INDEPENDENT AUDITORS' REPORT..................................................95

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
                                               LIFEPATH FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Creating and maintaining a diversified portfolio can be challenging in today's market. That's why it's so exciting that you've chosen Wells Fargo LifePath-Registered Trademark-Funds to help you meet your investment goals. It's our ongoing commitment to offer you quality investment options through Wells Fargo Funds, which offers 61 mutual funds and has more than $60 billion in mutual fund assets under management.
   During the fiscal year ended February 29, 2000, investors experienced volatile markets. The Dow Jones Industrial Average (the "Dow") first closed above the 10,000 mark in March 1999, then climbed to a record 11,722 in January 2000 before falling nearly 12% by the end of the fiscal year. All in all, the Dow gained nearly 9% during this period. And in the reversal of a long-term trend, small and mid cap growth stocks outperformed large cap growth stocks.
   With the worst of the global financial crisis past, the question throughout 1999 was whether or not the Federal Reserve Board (the "Fed") would raise interest rates as a pre-emptive strike against inflation. Although inflation rose a mere 1.9% in 1999, inflationary fears triggered volatility in the markets during the second quarter, curbing technology, communications and financial stocks, while sparking a resurgence of cyclical stocks.
   On June 30, 1999, the Fed initiated the first of four quarter-point interest rate hikes. At first, equity markets shrugged off the rate increases in light of attractive earnings for domestic companies, strong economic fundamentals, a budget surplus and unshaken consumer confidence. In fact, the Dow rallied during the fourth quarter of 1999, with stocks climbing more than 18% on average. Sentiment quickly turned early in 2000, as the Fed signaled its intent to raise rates during the year to curtail a super-charged U.S. economy. At that point, blue-chip stocks slumped due to worries about the impact of higher rates on corporate earnings.
   Throughout 1999, bonds fared poorly, turning in their second-worst performance in 25 years. Yet interest rate increases also helped calm jittery bond markets, with yields rising to 6.7% on the benchmark 30-year Treasury bond during January -- the highest point since mid-1997 -- before closing the fiscal year at 6.1%. With yields decreasing, stability returned to the bond markets.
   Each LifePath Fund offers a unique asset allocation strategy designed to reflect different investment goals and risk tolerances. More importantly, each Fund contains a mix of asset classes to guide portfolios through the markets' ups and downs. However, from time to time, you may need to refine your asset allocation to reflect your changing goals or risk tolerance. Should that need arise, we recommend that you review your portfolio with your investment professional to fine-tune your investment strategy.
   In closing, we would like to thank you for investing in Wells Fargo Funds. We wish you continued success and prosperity.

  Sincerely,

    [SIGNATURE]                                 [SIGNATURE]
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

LIFEPATH FUNDS

   The LifePath Funds (the "Funds") are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each LifePath Fund may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. Allocations among these asset classes are determined by a proprietary investment model that examines a large amount of information, including economic trends, pricing and other financial data.
   The Funds are managed by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   The Funds invest for higher returns early on, then reallocate toward a more conservative mix of stocks, bonds and cash as their target date approaches. For example, the LifePath Opportunity Fund, a Fund suited for investors with short-term investment horizons, ended the year with an allocation of 21% stocks, 64% short-term bonds and 15% cash.
   Conversely, the LifePath 2040 Fund is appropriate for investors with longer time horizons. Since the Fund reaches its target date in 40 years, 91% of portfolio holdings were invested in stocks at February 29, 2000, as stocks have historically outperformed bonds over the long term. Yet 40 years from today, the LifePath 2040 Fund will resemble the LifePath Opportunity Fund in its portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The performance of the LifePath Funds during the fiscal year ended February 29, 2000, reflected strong equity markets at home and abroad, and a volatile bond market. Within U.S. equity markets, gains by large and mid cap growth stocks, and an unprecedented rally in small cap growth stocks, helped to overcome the impact of rising interest rates on the Funds' longer-term bond holdings. The rapidly changing market conditions investors experienced early in 2000 served to underscore the importance of portfolio diversification, a key attribute of the Funds.
   The LifePath 2040 Fund benefited from its equity holdings, including significant exposure to large cap growth stocks and international stocks. The strong performance of small and mid cap equities during the period also contributed to the Fund's performance. During the 12-month period, the Class A shares of the LifePath 2040 Fund returned 15.65% (excluding sales charges).
   The LifePath 2030 Fund also performed well due to attractive returns among U.S. and international stocks. Yet the Fund's 14% allocation among long-term government bonds partially offset the portfolio's equity performance during the period. Still, the Fund's Class A shares once again outperformed the Lipper Flexible Portfolio Funds Average(1) during the period with a return of 12.63% (excluding sales charges).
   The LifePath 2020 and 2010 Funds also benefited from strong stock returns, yet investments in intermediate-term bonds paid off for investors during the period. The Class A shares of the LifePath 2020 Fund returned 10.45%, while the Class A shares of the LifePath 2010 Fund returned 7.50% during the period (excluding sales charges).
   The LifePath Opportunity Fund fared well due to its heavy concentration of intermediate-term bonds. The Fund's equity holdings also contributed to its overall performance as the Fund's Class A shares returned 4.47% during the period (excluding sales charges).

MARKET IMPACT
--------------------------------------------------------------------------------
   Throughout the period, international markets recovered from the Asian crisis to outpace U.S. markets for the first time since 1993. Japan staged a sustained comeback, with Southeast Asia's economies also posting attractive growth. In Europe, markets in Germany and France continued to perform well following the introduction of the Euro. Finland and Sweden were standouts among global markets, with both equity markets experiencing strong returns attributed to their fast-growing telecommunications sectors.
   Indeed, technology emerged as the dominate force in global financial markets during the year. That was certainly the case in U.S. markets, where the tech-laden Nasdaq Composite Index began a year-end rally that lifted the index to record-breaking highs during the period. The Funds, particularly the more aggressive portfolios, capitalized on Nasdaq's rise through their diverse small cap technology holdings.
   Gains from a bullish stock market were partly offset by a bearish bond market. A series of interest rate hikes engineered by the Federal Reserve Board (the "Fed") most affected Fund portfolios with higher concentrations of longer-term U.S. Treasury bonds.
   Keep in mind that market conditions affect each Fund differently. That's because each Fund maintains an asset allocation strategy consistent with an investor's goals, risk tolerance and investment time horizon. Still, the Funds share certain characteristics. For example, fund managers employ tactical shifts to capitalize on opportunities within the marketplace, but they maintain a strategic long-term market perspective to avoid knee-jerk reactions to immediate market events. In addition, the Funds are diversified across most asset classes, with limited exposure to any particular sector, to help investors earn more balanced potential returns. That's a formula for success that continues to serve investors well amid a volatile marketplace.

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The LifePath Funds are not designed to be sector rotation funds. The Funds are designed to be broadly diversified with limited exposure to any particular sector. The market outlook as it pertains to the LifePath Funds is a long-term view. It's a market where: small capitalization stocks outperform large cap stocks; stocks outperform bonds; longer duration bonds outperform shorter duration bonds; money market instruments offer a small premium over inflation; and risk bearing is rewarded.
   Looking ahead, the Funds' strategic and tactical models allow each LifePath Fund to remain well positioned to take advantage of opportunities within both the stock and bond markets based on market conditions.

  AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF FEBRUARY 29, 2000)
--------------------------------------------------------------------------------

                                               With Load(2)                                        Without load
                             ------------------------------------------------    ------------------------------------------------
Fund Name                     1-Year      5-Year     Since Inception (3/1/94)     1-Year      5-Year     Since Inception (3/1/94)
LIFEPATH OPPORTUNITY -- A     (1.52)       7.17                 6.32               4.47        8.46                 7.38
LIFEPATH OPPORTUNITY -- B     (1.05)       7.64                 6.74               3.87        7.94                 6.86
LIFEPATH OPPORTUNITY -- C      2.93        7.91                 6.84               3.91        7.91                 6.84
LIFEPATH OPPORTUNITY --
  INSTITUTIONAL                                                                    4.40        8.45                 7.37
LIFEPATH 2010 -- A             1.32       11.94                10.46               7.50       13.28                11.56
LIFEPATH 2010 -- B             2.10       12.42                10.87               6.96       12.67                10.97
LIFEPATH 2010 -- C             5.94       12.66                10.96               6.91       12.66                10.96
LIFEPATH 2010 --
  INSTITUTIONAL                                                                    7.33       13.24                11.53
LIFEPATH 2020 -- A             4.09       15.30                13.36              10.45       16.67                14.49
LIFEPATH 2020 -- B             4.94       15.85                13.81               9.90       16.07                13.90
LIFEPATH 2020 -- C             8.87       16.05                13.89               9.87       16.05                13.89
LIFEPATH 2020 --
  INSTITUTIONAL                                                                   10.55       16.69                14.51
LIFEPATH 2030 -- A             6.14       17.91                15.48              12.63       19.31                16.62
LIFEPATH 2030 -- B             7.19       18.45                15.91              12.13       18.65                15.99
LIFEPATH 2030 -- C            11.06       18.63                15.97              12.05       18.63                15.97
LIFEPATH 2030 --
  INSTITUTIONAL                                                                   12.60       19.30                16.62
LIFEPATH 2040 -- A             9.00       20.47                17.79              15.65       21.90                18.96
LIFEPATH 2040 -- B            10.07       21.01                18.22              15.07       21.19                18.29
LIFEPATH 2040 -- C            14.07       21.20                18.30              15.07       21.20                18.30
LIFEPATH 2040 --
  INSTITUTIONAL                                                                   15.70       21.91                18.97

  PORTFOLIO ALLOCATION (AS OF FEBRUARY 29, 2000)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           STOCKS  BONDS  CASH

LIFEPATH OPPORTUNITY FUND     21%    64%   15%

LIFEPATH 2010 FUND            42%    47%   11%

LIFEPATH 2020 FUND            63%    27%   10%

LIFEPATH 2030 FUND            76%    14%   10%

LIFEPATH 2040 FUND            91%     1%    8%

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

  FUND CHARACTERISTICS (AS OF FEBRUARY 29, 2000)
--------------------------------------------------------------------------------

                                               LIFEPATH        LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH
                                              OPPORTUNITY        2010          2020          2030          2040
AVERAGE COUPON OF BOND PORTFOLIO                 6.76%           6.59%         6.68%         7.70%         7.43%
AVERAGE MATURITY OF BOND PORTFOLIO             4.3 YEARS       4.3 YEARS     6.3 YEARS    16.9 YEARS    18.2 YEARS
ESTIMATED DURATION OF BOND PORTFOLIO           3.5 YEARS       3.5 YEARS     4.3 YEARS     8.8 YEARS     9.4 YEARS
NUMBER OF HOLDINGS                               1,181           1,336         1,461         1,365         1,381

  BREAKDOWN BY INDEXES (AS OF FEBRUARY 29, 2000)
--------------------------------------------------------------------------------

                                                     LIFEPATH      LIFEPATH    LIFEPATH    LIFEPATH    LIFEPATH
ASSET CLASS                                         OPPORTUNITY      2010        2020        2030        2040
BILLS                                                  13.08%         5.55%       3.40%       2.37%       0.46%
INTERMEDIATE GOVERNMENT                                65.07%        49.73%      25.47%       3.67%       0.18%
LONG GOVERNMENT                                         0.83%         0.59%       3.84%      11.39%       0.64%
INTERMEDIATE CORPORATE                                  0.00%         0.00%       0.00%       0.00%       0.00%
LONG CORPORATE                                          0.00%         0.00%       0.00%       0.00%       0.00%
MORTGAGE BACKED SECURITIES                              0.00%         0.00%       0.00%       0.00%       0.00%
LARGE VALUE                                             4.26%        14.50%      22.31%      27.17%      30.55%
LARGE GROWTH                                            5.54%        14.14%      23.57%      28.37%      37.22%
INTERMEDIATE VALUE                                      2.48%         2.45%       2.98%       3.95%       4.97%
INTERMEDIATE GROWTH                                     1.38%         2.15%       2.86%       3.19%       4.91%
INTERMEDIATE UTILITIES                                  0.04%         0.02%       0.17%       0.03%       0.01%
SMALL VALUE                                             0.35%         0.26%       0.32%       0.38%       0.41%
SMALL GROWTH                                            0.58%         0.45%       0.53%       0.65%       0.72%
MICRO                                                   0.20%         0.20%       0.28%       0.33%       0.31%
NON-U.S. WGBI                                           0.00%         0.00%       0.00%       0.00%       0.00%
EAFE EX-JAPAN                                           4.77%         7.68%      11.02%      13.92%      14.95%
JAPAN                                                   1.42%         2.28%       3.25%       4.58%       4.67%
TOTAL                                                    100%          100%        100%        100%        100%

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

  GROWTH OF A $10,000 INVESTMENT(3)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH Opportunity Class A Shares

            WELLS FARGO LIFEPATH     LEHMAN BROTHERS        S&P 500      IMONEYNET TAXABLE         WELLS FARGO LIFEPATH
             OPPORTUNITY CLASS A   TREASURY BOND INDEX  COMPOSITE INDEX  MONEY FUND AVERAGE   OPPORTUNITY INSTITUTIONAL CLASS

Mar 1-94                   $9,425              $10,000          $10,000             $10,000                            $10,000

Mar.94                     $9,295               $9,776           $9,564             $10,024                             $9,862

Apr.94                     $9,247               $9,699           $9,687             $10,049                             $9,811

May.94                     $9,257               $9,687           $9,846             $10,078                             $9,821

Jun.94                     $9,192               $9,666           $9,604             $10,108                             $9,753

Jul.94                     $9,344               $9,842           $9,920             $10,140                             $9,914

Aug.94                     $9,420               $9,844          $10,326             $10,173                             $9,995

Sep.94                     $9,292               $9,706          $10,074             $10,209                             $9,859

Oct.94                     $9,321               $9,700          $10,300             $10,245                             $9,889

Nov.94                     $9,206               $9,680           $9,925             $10,285                             $9,767

Dec.94                     $9,244               $9,740          $10,072             $10,328                             $9,808

Jan.95                     $9,400               $9,920          $10,333             $10,373                             $9,973

Feb.95                     $9,623              $10,132          $10,736             $10,420                            $10,210

Mar.95                     $9,713              $10,195          $11,052             $10,468                            $10,306

Apr.95                     $9,851              $10,329          $11,377             $10,516                            $10,452

May.95                    $10,125              $10,746          $11,831             $10,564                            $10,743

Jun.95                    $10,221              $10,831          $12,106             $10,613                            $10,844

Jul.95                    $10,320              $10,791          $12,507             $10,660                            $10,950

Aug.95                    $10,389              $10,916          $12,538             $10,707                            $11,023

Sep.95                    $10,506              $11,021          $13,067             $10,754                            $11,146

Oct.95                    $10,536              $11,191          $13,020             $10,800                            $11,178

Nov.95                    $10,706              $11,364          $13,591             $10,848                            $11,359

Dec.95                    $10,831              $11,527          $13,853             $10,895                            $11,492

Jan.96                    $10,933              $11,600          $14,324             $10,940                            $11,600

Feb.96                    $10,872              $11,362          $14,457             $10,985                            $11,535

Mar.96                    $10,849              $11,264          $14,596             $11,029                            $11,510

Apr.96                    $10,859              $11,192          $14,811             $11,073                            $11,521

May.96                    $10,869              $11,174          $15,191             $11,118                            $11,532

Jun.96                    $10,940              $11,315          $15,249             $11,162                            $11,607

Jul.96                    $10,846              $11,342          $14,575             $11,207                            $11,507

Aug.96                    $10,908              $11,318          $14,883             $11,251                            $11,574

Sep.96                    $11,136              $11,505          $15,719             $11,296                            $11,815

Oct.96                    $11,305              $11,757          $16,153             $11,342                            $11,994

Nov.96                    $11,579              $11,961          $17,372             $11,387                            $12,286

Dec.96                    $11,485              $11,838          $17,028             $11,433                            $12,186

Jan.97                    $11,593              $11,850          $18,091             $11,478                            $12,300

Feb.97                    $11,604              $11,864          $18,234             $11,524                            $12,312

Mar.97                    $11,445              $11,736          $17,486             $11,570                            $12,143

Apr.97                    $11,631              $11,904          $18,528             $11,618                            $12,340

May.97                    $11,882              $12,007          $19,661             $11,667                            $12,607

Jun.97                    $12,088              $12,141          $20,535             $11,714                            $12,826

Jul.97                    $12,409              $12,490          $22,168             $11,765                            $13,166

Aug.96                    $12,243              $12,363          $20,927             $11,815                            $12,990

Sep.97                    $12,493              $12,551          $22,071             $11,864                            $13,255

Oct.97                    $12,471              $12,769          $21,334             $11,915                            $13,232

Nov.97                    $12,549              $12,836          $22,322             $11,965                            $13,315

Dec.97                    $12,683              $12,971          $22,706             $12,016                            $13,457

Jan.98                    $12,791              $13,170          $22,958             $12,068                            $13,571

Feb.98                    $12,995              $13,130          $24,613             $12,115                            $13,788

Mar.98                    $13,172              $13,166          $25,873             $12,167                            $13,976

Apr.98                    $13,245              $13,225          $26,137             $12,217                            $14,053

May.98                    $13,221              $13,362          $25,688             $12,268                            $14,027

Jun.98                    $13,355              $13,516          $26,731             $12,319                            $14,170

Jul.98                    $13,331              $13,538          $26,447             $12,370                            $14,144

Aug.98                    $13,025              $13,905          $22,626             $12,422                            $13,820

Sep.98                    $13,337              $14,293          $24,076             $12,473                            $14,150

Oct.98                    $13,571              $14,247          $26,031             $12,529                            $14,399

Nov.98                    $13,731              $14,244          $27,608             $12,582                            $14,569

Dec.98                    $13,970              $14,272          $29,232             $12,631                            $14,822

Jan.99                    $14,062              $14,355          $30,454             $12,679                            $14,919

Feb.99                    $13,825              $13,988          $31,401             $12,721                            $14,668

3.31.1999                 $14,000              $14,042          $32,657             $12,768                            $14,854

4.30.1999                 $14,145              $14,075          $33,920             $12,814                            $15,008

5.31.1999                 $13,986              $13,944          $33,120             $12,860                            $14,840

6.30.1999                 $14,144              $13,915          $34,922             $12,905                            $15,007

7.31.1999                 $14,077              $13,903          $33,831             $12,954                            $14,936

8.31.1999                 $14,051              $13,905          $33,664             $13,005                            $14,908

9.30.1999                 $14,074              $14,012          $32,741             $13,055                            $14,933

10.31.1999                $14,249              $14,027          $34,814             $13,108                            $15,119

11.30.1999                $14,384              $14,000          $35,520             $13,160                            $15,247

12.31.1999                $14,598              $13,907          $37,613             $13,217                            $15,462

1.31.2000                 $14,331              $13,943          $35,724             $13,273                            $15,196

2.29.2000                 $14,443              $14,153          $35,049             $13,328                            $15,314

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2010 Class A Shares

          WELLS FARGO LIFEPATH    LEHMAN BROTHERS        S&P 500      IMONEYNET TAXABLE      WELLS FARGO LIFEPATH
              2010 CLASS A      TREASURY BOND INDEX  COMPOSITE INDEX  MONEY FUND AVERAGE   2010 INSTITUTIONAL CLASS

Mar 1-94                $9,425              $10,000          $10,000             $10,000                     $10,000

Mar.94                  $9,276               $9,776           $9,564             $10,024                      $9,841

Apr.94                  $9,228               $9,699           $9,687             $10,049                      $9,791

May.94                  $9,266               $9,687           $9,846             $10,078                      $9,831

Jun.94                  $9,189               $9,666           $9,604             $10,108                      $9,750

Jul.94                  $9,360               $9,842           $9,920             $10,140                      $9,931

Aug.94                  $9,465               $9,844          $10,326             $10,173                     $10,042

Sep.94                  $9,319               $9,706          $10,074             $10,209                      $9,888

Oct.94                  $9,396               $9,700          $10,300             $10,245                      $9,969

Nov.94                  $9,195               $9,680           $9,925             $10,285                      $9,756

Dec.94                  $9,269               $9,740          $10,072             $10,328                      $9,834

Jan.95                  $9,444               $9,920          $10,333             $10,373                     $10,020

Feb.95                  $9,737              $10,132          $10,736             $10,420                     $10,331

Mar.95                  $9,888              $10,195          $11,052             $10,468                     $10,491

Apr.95                 $10,075              $10,329          $11,377             $10,516                     $10,689

May.95                 $10,429              $10,746          $11,831             $10,564                     $11,065

Jun.95                 $10,570              $10,831          $12,106             $10,613                     $11,214

Jul.95                 $10,768              $10,791          $12,507             $10,660                     $11,425

Aug.95                 $10,808              $10,916          $12,538             $10,707                     $11,467

Sep.95                 $11,016              $11,021          $13,067             $10,754                     $11,688

Oct.95                 $11,016              $11,191          $13,020             $10,800                     $11,688

Nov.95                 $11,286              $11,364          $13,591             $10,848                     $11,974

Dec.95                 $11,453              $11,527          $13,853             $10,895                     $12,151

Jan.96                 $11,656              $11,600          $14,324             $10,940                     $12,367

Feb.96                 $11,626              $11,362          $14,457             $10,985                     $12,335

Mar.96                 $11,639              $11,264          $14,596             $11,029                     $12,349

Apr.96                 $11,721              $11,192          $14,811             $11,073                     $12,436

May.96                 $11,804              $11,174          $15,191             $11,118                     $12,524

Jun.96                 $11,863              $11,315          $15,249             $11,162                     $12,586

Jul.96                 $11,625              $11,342          $14,575             $11,207                     $12,334

Aug.96                 $11,728              $11,318          $14,883             $11,251                     $12,444

Sep.96                 $12,099              $11,505          $15,719             $11,296                     $12,837

Oct.96                 $12,318              $11,757          $16,153             $11,342                     $13,069

Nov.96                 $12,818              $11,961          $17,372             $11,387                     $13,600

Dec.96                 $12,656              $11,838          $17,028             $11,433                     $13,427

Jan.97                 $12,932              $11,850          $18,091             $11,478                     $13,721

Feb.97                 $12,975              $11,864          $18,234             $11,524                     $13,766

Mar.97                 $12,714              $11,736          $17,486             $11,570                     $13,490

Apr.97                 $13,068              $11,904          $18,528             $11,618                     $13,866

May.97                 $13,540              $12,007          $19,661             $11,667                     $14,366

Jun.97                 $13,905              $12,141          $20,535             $11,714                     $14,753

Jul.97                 $14,478              $12,490          $22,168             $11,765                     $15,361

Aug.96                 $14,056              $12,363          $20,927             $11,815                     $14,914

Sep.97                 $14,507              $12,551          $22,071             $11,864                     $15,392

Oct.97                 $14,300              $12,769          $21,334             $11,915                     $15,172

Nov.97                 $14,518              $12,836          $22,322             $11,965                     $15,403

Dec.97                 $14,714              $12,971          $22,706             $12,016                     $15,612

Jan.98                 $14,866              $13,170          $22,958             $12,068                     $15,773

Feb.98                 $15,369              $13,130          $24,613             $12,115                     $16,306

Mar.98                 $15,760              $13,166          $25,873             $12,167                     $16,722

Apr.98                 $15,878              $13,225          $26,137             $12,217                     $16,847

May.98                 $15,772              $13,362          $25,688             $12,268                     $16,734

Jun.98                 $16,047              $13,516          $26,731             $12,319                     $17,026

Jul.98                 $15,976              $13,538          $26,447             $12,370                     $16,951

Aug.98                 $14,958              $13,905          $22,626             $12,422                     $15,871

Sep.98                 $15,474              $14,293          $24,076             $12,473                     $16,418

Oct.98                 $16,105              $14,247          $26,031             $12,529                     $17,087

Nov.98                 $16,522              $14,244          $27,608             $12,582                     $17,530

Dec.98                 $17,020              $14,272          $29,232             $12,631                     $18,058

Jan.99                 $17,275              $14,355          $30,454             $12,679                     $18,328

Feb.99                 $16,893              $13,988          $31,401             $12,721                     $17,923

Mar.99                 $17,225              $14,042          $32,657             $12,768                     $18,276

Apr.99                 $17,571              $14,075          $33,920             $12,814                     $18,643

May.99                 $17,289              $13,944          $33,120             $12,860                     $18,344

Jun.99                 $17,672              $13,915          $34,922             $12,905                     $18,750

Jul.99                 $17,479              $13,903          $33,831             $12,954                     $18,545

Aug.99                 $17,415              $13,905          $33,664             $13,005                     $18,477

Sep.99                 $17,353              $14,012          $32,741             $13,055                     $18,412

Oct.99                 $17,781              $14,027          $34,814             $13,108                     $18,866

Nov.99                 $18,067              $14,000          $35,520             $13,160                     $19,141

Dec.99                 $18,569              $13,907          $37,613             $13,217                     $19,668

Jan.00                 $18,076              $13,943          $35,724             $13,273                     $19,148

Feb.00                 $18,160              $14,153          $35,049             $13,328                     $19,237

LIFEPATH FUNDS                                                     ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2020 Class A Shares

          WELLS FARGO LIFEPATH    LEHMAN BROTHERS        S&P 500      IMONEYNET TAXABLE      WELLS FARGO LIFEPATH
              2020 CLASS A      TREASURY BOND INDEX  COMPOSITE INDEX  MONEY FUND AVERAGE   2020 INSTITUTIONAL CLASS

Mar 1-94                $9,425              $10,000          $10,000             $10,000                     $10,000

Mar.94                  $9,248               $9,776           $9,564             $10,024                      $9,812

Apr.94                  $9,239               $9,699           $9,687             $10,049                      $9,802

May.94                  $9,295               $9,687           $9,846             $10,078                      $9,862

Jun.94                  $9,184               $9,666           $9,604             $10,108                      $9,744

Jul.94                  $9,364               $9,842           $9,920             $10,140                      $9,935

Aug.94                  $9,516               $9,844          $10,326             $10,173                     $10,097

Sep.94                  $9,334               $9,706          $10,074             $10,209                      $9,903

Oct.94                  $9,439               $9,700          $10,300             $10,245                     $10,015

Nov.94                  $9,200               $9,680           $9,925             $10,285                      $9,761

Dec.94                  $9,293               $9,740          $10,072             $10,328                      $9,859

Jan.95                  $9,495               $9,920          $10,333             $10,373                     $10,074

Feb.95                  $9,814              $10,132          $10,736             $10,420                     $10,412

Mar.95                 $10,002              $10,195          $11,052             $10,468                     $10,612

Apr.95                 $10,225              $10,329          $11,377             $10,516                     $10,849

May.95                 $10,595              $10,746          $11,831             $10,564                     $11,241

Jun.95                 $10,774              $10,831          $12,106             $10,613                     $11,431

Jul.95                 $11,029              $10,791          $12,507             $10,660                     $11,701

Aug.95                 $11,058              $10,916          $12,538             $10,707                     $11,733

Sep.95                 $11,318              $11,021          $13,067             $10,754                     $12,008

Oct.95                 $11,278              $11,191          $13,020             $10,800                     $11,966

Nov.95                 $11,613              $11,364          $13,591             $10,848                     $12,321

Dec.95                 $11,814              $11,527          $13,853             $10,895                     $12,534

Jan.96                 $12,075              $11,600          $14,324             $10,940                     $12,812

Feb.96                 $12,065              $11,362          $14,457             $10,985                     $12,801

Mar.96                 $12,106              $11,264          $14,596             $11,029                     $12,844

Apr.96                 $12,218              $11,192          $14,811             $11,073                     $12,963

May.96                 $12,350              $11,174          $15,191             $11,118                     $13,103

Jun.96                 $12,406              $11,315          $15,249             $11,162                     $13,163

Jul.96                 $12,038              $11,342          $14,575             $11,207                     $12,773

Aug.96                 $12,181              $11,318          $14,883             $11,251                     $12,924

Sep.96                 $12,665              $11,505          $15,719             $11,296                     $13,437

Oct.96                 $12,901              $11,757          $16,153             $11,342                     $13,688

Nov.96                 $13,590              $11,961          $17,372             $11,387                     $14,419

Dec.96                 $13,375              $11,838          $17,028             $11,433                     $14,190

Jan.97                 $13,769              $11,850          $18,091             $11,478                     $14,609

Feb.97                 $13,833              $11,864          $18,234             $11,524                     $14,677

Mar.97                 $13,473              $11,736          $17,486             $11,570                     $14,295

Apr.97                 $13,955              $11,904          $18,528             $11,618                     $14,806

May.97                 $14,620              $12,007          $19,661             $11,667                     $15,511

Jun.97                 $15,115              $12,141          $20,535             $11,714                     $16,037

Jul.97                 $15,924              $12,490          $22,168             $11,765                     $16,895

Aug.96                 $15,288              $12,363          $20,927             $11,815                     $16,220

Sep.97                 $15,920              $12,551          $22,071             $11,864                     $16,891

Oct.97                 $15,562              $12,769          $21,334             $11,915                     $16,512

Nov.97                 $15,920              $12,836          $22,322             $11,965                     $16,891

Dec.97                 $16,169              $12,971          $22,706             $12,016                     $17,156

Jan.98                 $16,356              $13,170          $22,958             $12,068                     $17,354

Feb.98                 $17,149              $13,130          $24,613             $12,115                     $18,195

Mar.98                 $17,757              $13,166          $25,873             $12,167                     $18,840

Apr.98                 $17,909              $13,225          $26,137             $12,217                     $19,002

May.98                 $17,698              $13,362          $25,688             $12,268                     $18,778

Jun.98                 $18,127              $13,516          $26,731             $12,319                     $19,233

Jul.98                 $17,974              $13,538          $26,447             $12,370                     $19,071

Aug.98                 $16,209              $13,905          $22,626             $12,422                     $17,197

Sep.98                 $16,893              $14,293          $24,076             $12,473                     $17,924

Oct.98                 $17,874              $14,247          $26,031             $12,529                     $18,965

Nov.98                 $18,572              $14,244          $27,608             $12,582                     $19,705

Dec.98                 $19,340              $14,272          $29,232             $12,631                     $20,519

Jan.99                 $19,752              $14,355          $30,454             $12,679                     $20,957

Feb.99                 $19,211              $13,988          $31,401             $12,721                     $20,383

Mar.99                 $19,717              $14,042          $32,657             $12,768                     $20,920

Apr.99                 $20,286              $14,075          $33,920             $12,814                     $21,523

May.99                 $19,872              $13,944          $33,120             $12,860                     $21,084

Jun.99                 $20,544              $13,915          $34,922             $12,905                     $21,798

Jul.99                 $20,220              $13,903          $33,831             $12,954                     $21,453

Aug.99                 $20,116              $13,905          $33,664             $13,005                     $21,343

Sep.99                 $19,895              $14,012          $32,741             $13,055                     $21,109

Oct.99                 $20,664              $14,027          $34,814             $13,108                     $21,925

Nov.99                 $21,108              $14,000          $35,520             $13,160                     $22,394

Dec.99                 $21,993              $13,907          $37,613             $13,217                     $23,349

Jan.00                 $21,189              $13,943          $35,724             $13,273                     $22,502

Feb.00                 $21,217              $14,153          $35,049             $13,328                     $22,532

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2030 Class A Shares

          WELLS FARGO LIFEPATH    LEHMAN BROTHERS        S&P 500      IMONEYNET TAXABLE      WELLS FARGO LIFEPATH
              2030 CLASS A      TREASURY BOND INDEX  COMPOSITE INDEX  MONEY FUND AVERAGE   2030 INSTITUTIONAL CLASS

Mar 1-94                $9,425              $10,000          $10,000             $10,000                     $10,000

Mar.94                  $9,144               $9,776           $9,564             $10,024                      $9,702

Apr.94                  $9,144               $9,699           $9,687             $10,049                      $9,702

May.94                  $9,210               $9,687           $9,846             $10,078                      $9,772

Jun.94                  $9,044               $9,666           $9,604             $10,108                      $9,595

Jul.94                  $9,262               $9,842           $9,920             $10,140                      $9,827

Aug.94                  $9,500               $9,844          $10,326             $10,173                     $10,079

Sep.94                  $9,284               $9,706          $10,074             $10,209                      $9,851

Oct.94                  $9,418               $9,700          $10,300             $10,245                      $9,993

Nov.94                  $9,150               $9,680           $9,925             $10,285                      $9,708

Dec.94                  $9,265               $9,740          $10,072             $10,328                      $9,830

Jan.95                  $9,477               $9,920          $10,333             $10,373                     $10,055

Feb.95                  $9,805              $10,132          $10,736             $10,420                     $10,403

Mar.95                 $10,020              $10,195          $11,052             $10,468                     $10,632

Apr.95                 $10,273              $10,329          $11,377             $10,516                     $10,899

May.95                 $10,709              $10,746          $11,831             $10,564                     $11,362

Jun.95                 $10,915              $10,831          $12,106             $10,613                     $11,581

Jul.95                 $11,198              $10,791          $12,507             $10,660                     $11,881

Aug.95                 $11,227              $10,916          $12,538             $10,707                     $11,912

Sep.95                 $11,541              $11,021          $13,067             $10,754                     $12,245

Oct.95                 $11,482              $11,191          $13,020             $10,800                     $12,182

Nov.95                 $11,874              $11,364          $13,591             $10,848                     $12,598

Dec.95                 $12,114              $11,527          $13,853             $10,895                     $12,853

Jan.96                 $12,406              $11,600          $14,324             $10,940                     $13,163

Feb.96                 $12,406              $11,362          $14,457             $10,985                     $13,163

Mar.96                 $12,461              $11,264          $14,596             $11,029                     $13,221

Apr.96                 $12,622              $11,192          $14,811             $11,073                     $13,392

May.96                 $12,784              $11,174          $15,191             $11,118                     $13,564

Jun.96                 $12,829              $11,315          $15,249             $11,162                     $13,611

Jul.96                 $12,381              $11,342          $14,575             $11,207                     $13,136

Aug.96                 $12,544              $11,318          $14,883             $11,251                     $13,309

Sep.96                 $13,114              $11,505          $15,719             $11,296                     $13,913

Oct.96                 $13,379              $11,757          $16,153             $11,342                     $14,195

Nov.96                 $14,228              $11,961          $17,372             $11,387                     $15,096

Dec.96                 $13,971              $11,838          $17,028             $11,433                     $14,823

Jan.97                 $14,443              $11,850          $18,091             $11,478                     $15,324

Feb.97                 $14,517              $11,864          $18,234             $11,524                     $15,402

Mar.97                 $14,082              $11,736          $17,486             $11,570                     $14,940

Apr.97                 $14,661              $11,904          $18,528             $11,618                     $15,555

May.97                 $15,462              $12,007          $19,661             $11,667                     $16,405

Jun.97                 $16,077              $12,141          $20,535             $11,714                     $17,057

Jul.97                 $17,083              $12,490          $22,168             $11,765                     $18,125

Aug.96                 $16,246              $12,363          $20,927             $11,815                     $17,237

Sep.97                 $17,053              $12,551          $22,071             $11,864                     $18,093

Oct.97                 $16,574              $12,769          $21,334             $11,915                     $17,585

Nov.97                 $17,032              $12,836          $22,322             $11,965                     $18,070

Dec.97                 $17,344              $12,971          $22,706             $12,016                     $18,402

Jan.98                 $17,535              $13,170          $22,958             $12,068                     $18,605

Feb.98                 $18,582              $13,130          $24,613             $12,115                     $19,715

Mar.98                 $19,374              $13,166          $25,873             $12,167                     $20,556

Apr.98                 $19,555              $13,225          $26,137             $12,217                     $20,748

May.98                 $19,273              $13,362          $25,688             $12,268                     $20,449

Jun.98                 $19,832              $13,516          $26,731             $12,319                     $21,041

Jul.98                 $19,617              $13,538          $26,447             $12,370                     $20,813

Aug.98                 $17,204              $13,905          $22,626             $12,422                     $18,254

Sep.98                 $18,002              $14,293          $24,076             $12,473                     $19,100

Oct.98                 $19,285              $14,247          $26,031             $12,529                     $20,462

Nov.98                 $20,217              $14,244          $27,608             $12,582                     $21,450

Dec.98                 $21,229              $14,272          $29,232             $12,631                     $22,524

Jan.99                 $21,756              $14,355          $30,454             $12,679                     $23,083

Feb.99                 $21,045              $13,988          $31,401             $12,721                     $22,329

Mar.99                 $21,689              $14,042          $32,657             $12,768                     $23,012

Apr.99                 $22,439              $14,075          $33,920             $12,814                     $23,808

May.99                 $21,910              $13,944          $33,120             $12,860                     $23,247

Jun.99                 $22,794              $13,915          $34,922             $12,905                     $24,185

Jul.99                 $22,326              $13,903          $33,831             $12,954                     $23,688

Aug.99                 $22,153              $13,905          $33,664             $13,005                     $23,505

Sep.99                 $21,821              $14,012          $32,741             $13,055                     $23,152

Oct.99                 $22,847              $14,027          $34,814             $13,108                     $24,240

Nov.99                 $23,464              $14,000          $35,520             $13,160                     $24,867

Dec.99                 $24,723              $13,907          $37,613             $13,217                     $26,202

Jan.00                 $23,647              $13,943          $35,724             $13,273                     $25,068

Feb.00                 $23,703              $14,153          $35,049             $13,328                     $25,142

ANNUAL REPORT                                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO LIFEPATH 2040 Class A Shares

          WELLS FARGO LIFEPATH    LEHMAN BROTHERS       S & P 500     IMONEYNET TAXABLE      WELLS FARGO LIFEPATH
              2040 CLASS A      TREASURY BOND INDEX  COMPOSITE INDEX  MONEY FUND AVERAGE   2040 INSTITUTIONAL CLASS

Mar 1-94                $9,425              $10,000          $10,000             $10,000                     $10,000

Mar-94                  $9,084               $9,776           $9,564             $10,024                      $9,638

Apr-94                  $9,159               $9,699           $9,687             $10,049                      $9,718

May-94                  $9,263               $9,687           $9,846             $10,078                      $9,828

Jun-94                  $9,056               $9,666           $9,604             $10,108                      $9,609

Jul-94                  $9,303               $9,842           $9,920             $10,140                      $9,870

Aug-94                  $9,615               $9,844          $10,326             $10,173                     $10,202

Sep-94                  $9,391               $9,706          $10,074             $10,209                      $9,964

Oct-94                  $9,534               $9,700          $10,300             $10,245                     $10,116

Nov-94                  $9,230               $9,680           $9,925             $10,285                      $9,793

Dec-94                  $9,356               $9,740          $10,072             $10,328                      $9,927

Jan-95                  $9,567               $9,920          $10,333             $10,373                     $10,150

Feb-95                  $9,921              $10,132          $10,736             $10,420                     $10,526

Mar-95                 $10,175              $10,195          $11,052             $10,468                     $10,796

Apr-95                 $10,425              $10,329          $11,377             $10,516                     $11,061

May-95                 $10,838              $10,746          $11,831             $10,564                     $11,500

Jun-95                 $11,084              $10,831          $12,106             $10,613                     $11,761

Jul-95                 $11,441              $10,791          $12,507             $10,660                     $12,139

Aug-95                 $11,441              $10,916          $12,538             $10,707                     $12,139

Sep-95                 $11,795              $11,021          $13,067             $10,754                     $12,514

Oct-95                 $11,698              $11,191          $13,020             $10,800                     $12,411

Nov-95                 $12,124              $11,364          $13,591             $10,848                     $12,863

Dec-95                 $12,370              $11,527          $13,853             $10,895                     $13,125

Jan-96                 $12,719              $11,600          $14,324             $10,940                     $13,495

Feb-96                 $12,788              $11,362          $14,457             $10,985                     $13,568

Mar-96                 $12,870              $11,264          $14,596             $11,029                     $13,655

Apr-96                 $13,101              $11,192          $14,811             $11,073                     $13,900

May-96                 $13,332              $11,174          $15,191             $11,118                     $14,145

Jun-96                 $13,377              $11,315          $15,249             $11,162                     $14,193

Jul-96                 $12,844              $11,342          $14,575             $11,207                     $13,627

Aug-96                 $13,045              $11,318          $14,883             $11,251                     $13,841

Sep-96                 $13,704              $11,505          $15,719             $11,296                     $14,540

Oct-96                 $13,957              $11,757          $16,153             $11,342                     $14,808

Nov-96                 $14,916              $11,961          $17,372             $11,387                     $15,826

Dec-96                 $14,647              $11,838          $17,028             $11,433                     $15,541

Jan-97                 $15,262              $11,850          $18,091             $11,478                     $16,193

Feb-97                 $15,368              $11,864          $18,234             $11,524                     $16,305

Mar-97                 $14,858              $11,736          $17,486             $11,570                     $15,765

Apr-97                 $15,549              $11,904          $18,528             $11,618                     $16,498

May-97                 $16,538              $12,007          $19,661             $11,667                     $17,546

Jun-97                 $17,261              $12,141          $20,535             $11,714                     $18,313

Jul-97                 $18,401              $12,490          $22,168             $11,765                     $19,524

Aug-96                 $17,399              $12,363          $20,927             $11,815                     $18,460

Sep-97                 $18,333              $12,551          $22,071             $11,864                     $19,451

Oct-97                 $17,649              $12,769          $21,334             $11,915                     $18,726

Nov-97                 $18,205              $12,836          $22,322             $11,965                     $19,315

Dec-97                 $18,527              $12,971          $22,706             $12,016                     $19,657

Jan-98                 $18,762              $13,170          $22,958             $12,068                     $19,907

Feb-98                 $20,080              $13,130          $24,613             $12,115                     $21,305

Mar-98                 $21,091              $13,166          $25,873             $12,167                     $22,377

Apr-98                 $21,303              $13,225          $26,137             $12,217                     $22,602

May-98                 $20,879              $13,362          $25,688             $12,268                     $22,152

Jun-98                 $21,592              $13,516          $26,731             $12,319                     $22,909

Jul-98                 $21,356              $13,538          $26,447             $12,370                     $22,659

Aug-98                 $18,123              $13,905          $22,626             $12,422                     $19,229

Sep-98                 $19,081              $14,293          $24,076             $12,473                     $20,245

Oct-98                 $20,687              $14,247          $26,031             $12,529                     $21,949

Nov-98                 $21,868              $14,244          $27,608             $12,582                     $23,201

Dec-98                 $23,191              $14,272          $29,232             $12,631                     $24,606

Jan-99                 $23,863              $14,355          $30,454             $12,679                     $25,318

Feb-99                 $23,088              $13,988          $31,401             $12,721                     $24,496

Mar-99                 $23,939              $14,042          $32,657             $12,768                     $25,399

Apr-99                 $24,870              $14,075          $33,920             $12,814                     $26,387

May-99                 $24,236              $13,944          $33,120             $12,860                     $25,715

Jun-99                 $25,439              $13,915          $34,922             $12,905                     $26,991

Jul-99                 $24,818              $13,903          $33,831             $12,954                     $26,332

Aug-99                 $24,610              $13,905          $33,664             $13,005                     $26,112

Sep-99                 $24,144              $14,012          $32,741             $13,055                     $25,617

Oct-99                 $25,517              $14,027          $34,814             $13,108                     $27,073

Nov-99                 $26,333              $14,000          $35,520             $13,160                     $27,922

Dec-99                 $28,066              $13,907          $37,613             $13,217                     $29,767

Jan-00                 $26,659              $13,943          $35,724             $13,273                     $28,296

Feb-00                 $26,701              $14,153          $35,049             $13,328                     $28,341

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares for periods prior to August 1, 1998, reflects the performance for the Class A shares of the corresponding Stagecoach LifePath Fund, adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares prior to December 1, 1998, reflects the performance of Class B shares, adjusted for Class C shares sales charges and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional
Class shares are sold without sales charges.
(3)  The charts compare the performance of the Wells Fargo LifePath Funds
Class A and Institutional Class shares since inception with the S&P 500 Index, Lehman Brothers Treasury Bond Index and the IMoneyNet Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over the counter markets. The Lehman Brothers Treasury Bond Index is an unmanaged index composed of bonds, mortgage-backed securities and asset-backed securities. IMoneyNet Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

LIFEPATH FUNDS           STATEMENTS OF ASSETS AND LIABILITES - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                              LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH
                           OPPORTUNITY          2010          2020          2030          2040
                                  FUND          FUND          FUND          FUND          FUND
----------------------------------------------------------------------------------------------

ASSETS
INVESTMENT
  IN CORRESPONDING MASTER
    PORTFOLIO, AT MARKET
    VALUE (NOTE 1).......  $59,370,070  $127,004,906  $231,575,569  $180,889,962  $409,281,488
RECEIVABLES
  RECEIVABLE FROM WELLS
    FARGO BANK
    (NOTE 2).............       14,774        38,333        65,315        84,780       121,237
  CAPITAL SHARES SOLD....       53,156       255,799       370,271       282,662       787,551
                           -----------  ------------  ------------  ------------  ------------
TOTAL ASSETS.............   59,438,000   127,299,038   232,011,155   181,257,404   410,190,276
                           -----------  ------------  ------------  ------------  ------------

LIABILITIES
PAYABLES
  DUE TO SPONSOR AND
    DISTRIBUTOR..........       72,755        98,588        86,674       131,345       198,853
  CAPITAL SHARES
    REDEEMED.............      636,961     1,088,509       912,408     1,218,531     2,746,065
  DUE TO TRUSTEES........        2,675         2,518         2,518         2,518         2,517
  ACCRUED EXPENSES.......       89,613        91,267       189,719       136,906       318,705
                           -----------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES........      802,004     1,280,882     1,191,319     1,489,300     3,266,140
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $58,635,996  $126,018,156  $230,819,836  $179,768,104  $406,924,136
                           -----------  ------------  ------------  ------------  ------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $54,731,272  $109,784,677  $181,958,225  $132,257,917  $297,991,252
  UNDISTRIBUTED
    (DISTRIBUTIONS IN
    EXCESS OF) NET
    INVESTMENT INCOME....      329,372       476,276       485,672       205,994      (343,529)
  UNDISTRIBUTED NET
    REALIZED GAIN ON
    INVESTMENTS..........      578,115     1,974,521     3,609,972     2,252,729     5,852,984
  NET UNREALIZED
    APPRECIATION OF
    INVESTMENTS..........    2,997,237    13,782,682    44,765,967    45,051,464   103,423,429
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $58,635,996  $126,018,156  $230,819,836  $179,768,104  $406,924,136
                           -----------  ------------  ------------  ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PER SHARE
----------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $44,801,110  $ 89,056,153  $176,459,786  $140,866,799  $306,002,464
SHARES OUTSTANDING -
  CLASS A................    4,349,766     6,916,434    11,937,172     8,305,372    16,292,973
NET ASSET VALUE -
  CLASS A................  $     10.30  $      12.88  $      14.78  $      16.96  $      18.78
OFFERING PRICE PER SHARE
  - CLASS A *............  $     10.93  $      13.67  $      15.68  $      17.99  $      19.93
NET ASSETS - CLASS B.....  $ 6,457,251  $ 29,937,188  $ 47,471,527  $ 36,405,807  $ 93,757,309
SHARES OUTSTANDING -
  CLASS B................      618,574     2,325,011     3,237,795     2,177,616     5,113,338
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $     10.44  $      12.88  $      14.66  $      16.72  $      18.34
NET ASSETS - CLASS C.....  $ 7,243,388  $  5,364,161  $  3,009,143  $  1,292,662  $  6,095,105
SHARES OUTSTANDING -
  CLASS C................      693,569       413,701       204,184        77,235       332,372
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........  $     10.44  $      12.97  $      14.74  $      16.74  $      18.34
NET ASSETS -
  INSTITUTIONAL CLASS....  $   134,247  $  1,660,654  $  3,879,380  $  1,202,836  $  1,069,258
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....       12,963       128,225       260,492        70,480        56,584
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS..................  $     10.36  $      12.95  $      14.89  $      17.07  $      18.90

  * MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED FEBRUARY 29, 2000  LIFEPATH FUNDS
--------------------------------------------------------------------------------

                              LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                           OPPORTUNITY         2010         2020         2030         2040
                                  FUND         FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  DIVIDENDS..............  $   185,945  $   735,332  $ 1,980,809  $ 1,923,982  $ 4,703,604
  INTEREST...............    2,809,482    3,767,836    4,094,640    1,978,855      926,422
  EXPENSES...............     (360,236)    (661,277)  (1,185,752)    (950,038)  (2,023,744)
                           -----------  -----------  -----------  -----------  -----------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING
  MASTER PORTFOLIO.......    2,635,191    3,841,891    4,889,697    2,952,799    3,606,282
                           -----------  -----------  -----------  -----------  -----------

EXPENSES
  ADMINISTRATION FEES....       82,072      152,631      273,408      218,479      467,551
  SHAREHOLDER SERVICING
    FEES - CLASS A.......      132,564      229,661      434,848      349,046      703,711
  SHAREHOLDER SERVICING
    FEES - CLASS B.......       11,995       62,669       98,824       80,457      202,959
  SHAREHOLDER SERVICING
    FEES - CLASS C.......       18,880        7,500        3,502        1,481       11,682
  SHAREHOLDER SERVICING
    FEES - INSTITUTIONAL
    CLASS................           28          515        1,474          378          273
  TRANSFER AGENCY FEES -
    CLASS A..............       72,229      121,778      220,620      186,161      399,459
  TRANSFER AGENCY FEES -
    CLASS B..............        5,424       35,455       61,224       59,224      172,858
  TRANSFER AGENCY FEES -
    CLASS C..............        5,993        3,453        1,900        1,567        6,429
  TRANSFER AGENCY FEES -
    INSTITUTIONAL
    CLASS................            4           62          177           45           33
  DISTRIBUTION COSTS -
    CLASS A..............      132,564      229,661      385,363      349,046      703,711
  DISTRIBUTION COSTS -
    CLASS B..............       35,985      188,008      296,473      241,370      608,876
  DISTRIBUTION COSTS -
    CLASS C..............       56,641       22,499       10,505        4,442       35,047
  LEGAL AND AUDIT
    SERVICES.............       33,120       33,120       36,800       40,480       47,840
  REGISTRATION COSTS.....       48,120       52,915       80,883       69,475      103,776
  COMPENSATION OF
    TRUSTEES.............        4,416        4,416        4,416        4,416        4,416
  MISCELLANEOUS..........       32,932       32,931       33,300       33,300       34,037
                           -----------  -----------  -----------  -----------  -----------
TOTAL EXPENSES...........      672,967    1,177,274    1,943,717    1,639,367    3,502,658
                           -----------  -----------  -----------  -----------  -----------
LESS
  EXPENSES WAIVED BY
    WELLS FARGO BANK.....     (121,194)    (136,309)    (126,008)    (182,554)    (319,983)
TOTAL NET EXPENSES.......      551,773    1,040,965    1,817,709    1,456,813    3,182,675
                           -----------  -----------  -----------  -----------  -----------
NET INVESTMENT INCOME....    2,083,418    2,800,926    3,071,988    1,495,986      423,607
                           -----------  -----------  -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER
PORTFOLIOS
------------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........    1,469,429    8,899,499   19,784,120   19,860,580   37,204,754
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (731,426)  (3,290,077)  (2,581,357)  (1,364,080)  12,984,142
                           -----------  -----------  -----------  -----------  -----------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $ 2,821,421  $ 8,410,348  $20,274,751  $19,992,486  $50,612,503
                           -----------  -----------  -----------  -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                LIFEPATH OPPORTUNITY FUND                 LIFEPATH 2010 FUND
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $       2,083,418  $       2,084,500  $       2,800,926  $       2,417,067
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........          1,469,429          3,019,339          8,899,499          6,911,433
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............           (731,426)        (1,177,805)        (3,290,077)           205,255
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          2,821,421          3,926,034          8,410,348          9,533,755
                           -----------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (1,774,716)        (2,170,495)        (2,248,636)        (2,197,828)
    CLASS B..............           (112,865)            (5,044)*          (446,138)          (191,805)
    CLASS C**............           (186,515)            (1,953)           (42,059)              (155)
    INSTITUTIONAL
      CLASS+.............                (45)                 0                (68)                 0
    INSTITUTIONAL
      CLASS***...........                  0                  0                  0               (699)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............         (1,532,576)        (3,320,738)        (6,882,880)        (5,320,365)
    CLASS B..............           (186,146)           (52,805)*        (2,170,213)          (962,303)
    CLASS C**............           (245,417)           (65,502)          (355,190)            (3,893)
    INSTITUTIONAL
      CLASS+.............               (308)                 0             (2,219)                 0
    INSTITUTIONAL
      CLASS***...........                  0               (816)                 0             (1,053)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          6,574,771          9,453,827         23,363,595         13,690,774
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          3,221,869          5,322,835          8,919,850          7,366,734
  COST OF SHARES REDEEMED
    - CLASS A............        (21,045,108)       (24,139,883)       (30,355,853)       (22,044,386)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (11,248,468)        (9,363,221)         1,927,592           (986,878)
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          5,000,653          3,167,735*        14,362,891         13,244,359
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            288,921             56,110*         2,506,196          1,119,505
  COST OF SHARES REDEEMED
    - CLASS B............         (1,876,102)           (19,170)*        (4,029,059)        (2,444,836)
                           -----------------  -----------------  -----------------  -----------------
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          3,413,472          3,204,675 *        12,840,028        11,919,028
                           -----------------  -----------------  -----------------  -----------------
PROCEEDS FROM SHARES SOLD
  - CLASS C**............          4,930,010          4,874,851          4,917,785            711,359
REINVESTMENT OF DIVIDENDS
  - CLASS C**............            385,896             47,033            376,724              1,944
COST OF SHARES REDEEMED -
  CLASS C**..............         (2,667,692)           (75,349)          (363,828)           (31,189)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**..............          2,648,214          4,846,535          4,930,681            682,114
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............            134,071                N/A          1,684,424                N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............                353                N/A              1,793                N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............                  0                N/A             (5,949)               N/A
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...            134,424                N/A          1,680,268                N/A
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS***.............                N/A                  0                N/A                  0
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A                816                N/A              1,751
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS***.............                N/A            (15,138)               N/A            (31,722)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL
  CLASS***...............                N/A            (14,322)               N/A            (29,971)
                           -----------------  -----------------  -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................         (6,269,525)        (3,017,652)        17,641,514         12,439,947
                           -----------------  -----------------  -----------------  -----------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS...         64,905,521         67,923,173        108,376,642         95,936,695
                           -----------------  -----------------  -----------------  -----------------
ENDING NET ASSETS........  $      58,635,996  $      64,905,521  $     126,018,156  $     108,376,642
                           -----------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         329,372  $         292,470  $         485,672  $         412,251
                           -----------------  -----------------  -----------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............            622,436            867,014          1,745,047          1,020,734
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............            309,437            499,441            682,164            560,450
  SHARES REDEEMED -
    CLASS A..............         (1,998,048)        (2,221,613)        (2,260,746)        (1,646,679)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (1,066,175)          (855,158)           166,465            (65,495)
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    CLASS B..............            468,173           294,447*          1,061,559            992,503
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............             27,459             5,288*            192,039             85,527
  SHARES REDEEMED -
    CLASS B..............           (175,035)            (1,758)*          (299,185)          (184,348)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................            320,597           297,977*            954,413            893,682
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    CLASS C**............            460,702            450,487            360,709             52,970
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C**............             36,635              4,435             28,745                149
  SHARES REDEEMED -
    CLASS C**............           (251,700)            (6,990)           (26,560)            (2,312)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS C**..............            245,637            447,932            362,894             50,807
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............             12,929                N/A            128,549                N/A
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............                 34                N/A                137                N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............                  0                N/A               (461)               N/A
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS I+...............             12,963                N/A            128,225                N/A
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS***.............                N/A                  0                N/A                  0
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A                 79                N/A                150
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS***.............                N/A             (1,434)               N/A             (2,676)
                           -----------------  -----------------  -----------------  -----------------
NET DECREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS***...............                N/A             (1,355)               N/A             (2,526)
                           -----------------  -----------------  -----------------  -----------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES CEASED OPERATIONS ON JANUARY 6, 1999.
  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               LIFEPATH FUNDS
--------------------------------------------------------------------------------

                                    LIFEPATH 2020 FUND                    LIFEPATH 2030 FUND
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $       3,071,988  $       2,897,313  $       1,495,986  $       1,500,432
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........         19,784,120         15,353,077         19,860,580         11,793,389
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         (2,581,357)         2,752,974         (1,364,080)         4,892,573
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         20,274,751         21,003,364         19,992,486         18,186,394
                           -----------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (2,575,166)        (2,773,594)        (1,299,292)        (1,462,037)
    CLASS B..............           (366,795)          (193,399)          (131,952)          (104,378)
    CLASS C**............             (9,038)                (1)            (1,604)                 0
    INSTITUTIONAL
      CLASS+.............                (36)                 0                 (8)                 0
    INSTITUTIONAL
      CLASS***...........                  0             (1,220)                 0               (559)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............        (15,751,326)       (13,075,329)       (16,444,081)        (9,449,001)
    CLASS B..............         (4,154,453)        (1,978,109)        (4,146,917)        (1,610,010)
    CLASS C**............           (204,002)                (4)           (98,996)                (3)
    INSTITUTIONAL
      CLASS+.............             (2,588)                 0             (1,355)                 0
    INSTITUTIONAL
      CLASS***...........                  0             (1,585)                 0             (1,567)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         45,347,548         19,089,185         23,091,770         20,226,565
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         18,127,812         15,740,947         17,589,322         10,816,180
  COST OF SHARES REDEEMED
    - CLASS A............        (51,191,084)       (38,288,618)       (32,632,803)       (28,172,918)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         12,284,276         (3,458,486)         8,048,289          2,869,827
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         21,335,112         16,631,623         12,769,264         12,693,677
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          4,421,801          2,101,648          4,222,622          1,681,154
  COST OF SHARES REDEEMED
    - CLASS B............         (5,603,377)        (2,530,778)        (4,933,395)        (2,187,820)
                           -----------------  -----------------  -----------------  -----------------
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         20,153,536         16,202,493         12,058,491         12,187,011
                           -----------------  -----------------  -----------------  -----------------
PROCEEDS FROM SHARES SOLD
  - CLASS C**............          2,978,099            193,699          1,281,354             92,434
REINVESTMENT OF DIVIDENDS
  - CLASS C**............            206,178                  5             95,675                  4
COST OF SHARES REDEEMED -
  CLASS C**..............           (246,473)                 0           (111,904)                 0
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**..............          2,937,804            193,704          1,265,125             92,438
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............          4,524,652                N/A          1,225,712                N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............              2,627                N/A              1,363                N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............           (538,346)               N/A             (4,605)               N/A
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...          3,988,933                N/A          1,222,470                N/A
                           -----------------  -----------------  -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS***.............                N/A                  0                N/A                  0
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A              2,804                N/A              2,125
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS***.............                N/A            (89,689)               N/A            (51,813)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL
  CLASS***...............                N/A            (86,885)               N/A            (49,688)
                           -----------------  -----------------  -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................         36,575,896         15,830,949         20,462,656         20,658,427
                           -----------------  -----------------  -----------------  -----------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS...        194,243,940        178,412,991        159,305,448        138,647,021
                           -----------------  -----------------  -----------------  -----------------
ENDING NET ASSETS........  $     230,819,836  $     194,243,940  $     179,768,104  $     159,305,448
                           -----------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         494,495  $         373,542  $         205,994  $         142,864
                           -----------------  -----------------  -----------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............          2,942,926          1,264,123          1,297,036          1,172,524
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............          1,204,588          1,080,114          1,018,892            651,658
  SHARES REDEEMED -
    CLASS A..............         (3,314,672)        (2,544,176)        (1,822,149)        (1,654,268)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            832,842           (199,939)           493,779            169,914
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    CLASS B..............          1,381,742          1,115,798            718,794            751,326
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............            296,431            145,849            248,236            102,843
  SHARES REDEEMED -
    CLASS B..............           (365,159)          (170,526)          (278,116)          (131,556)
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................          1,313,014          1,091,121            688,914            722,613
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    CLASS C**............            193,809             12,981             72,541              5,432
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C**............             13,764                  0              5,622                  0
  SHARES REDEEMED -
    CLASS C**............            (16,370)                 0             (6,360)                 0
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS C**..............            191,203             12,981             71,803              5,432
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............            296,678                N/A             70,657                N/A
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............                174                N/A                 79                N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............            (36,360)               N/A               (256)               N/A
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS I+...............            260,492                N/A             70,480                N/A
                           -----------------  -----------------  -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS***.............                N/A                  0                N/A                  0
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A                203                N/A                131
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS***.............                N/A             (6,383)               N/A             (3,060)
                           -----------------  -----------------  -----------------  -----------------
NET DECREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS***...............                N/A             (6,180)               N/A             (2,929)
                           -----------------  -----------------  -----------------  -----------------

                                    LIFEPATH 2040 FUND
                           ------------------------------------
                                     FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999
-------------------------
FROM OPERATIONS
NET INVESTMENT INCOME....  $         423,607  $       1,019,258
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........         37,204,754         25,933,476
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         12,984,142         14,368,095
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         50,612,503         41,320,829
                           -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............           (730,397)        (1,148,509)
    CLASS B..............                  0            (31,745)
    CLASS C**............                  0                  0
    INSTITUTIONAL
      CLASS+.............                 (1)                 0
    INSTITUTIONAL
      CLASS***...........                  0               (147)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............        (25,934,712)       (21,855,410)
    CLASS B..............         (8,331,309)        (4,844,750)
    CLASS C**............           (504,901)           (66,713)
    INSTITUTIONAL
      CLASS+.............               (908)                 0
    INSTITUTIONAL
      CLASS***...........                  0             (1,998)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         76,986,658         42,012,833
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         26,384,953         22,879,013
  COST OF SHARES REDEEMED
    - CLASS A............        (71,883,878)       (63,023,916)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         31,487,733          1,867,930
                           -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         30,756,321         33,585,155
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          8,268,110          4,826,840
  COST OF SHARES REDEEMED
    - CLASS B............        (10,987,034)        (7,422,017)
                           -----------------  -----------------
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         28,037,397         30,989,978
                           -----------------  -----------------
PROCEEDS FROM SHARES SOLD
  - CLASS C**............          3,425,050          3,077,483
REINVESTMENT OF DIVIDENDS
  - CLASS C**............            479,802             54,206
COST OF SHARES REDEEMED -
  CLASS C**..............         (1,012,203)            (8,777)
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS C**..............          2,892,649          3,122,912
                           -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............          1,158,507                N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............                909                N/A
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............            (62,618)               N/A
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...          1,096,798                N/A
                           -----------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS***.............                N/A                 23
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A              2,145
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS***.............                N/A            (31,077)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL
  CLASS***...............                N/A            (28,909)
                           -----------------  -----------------
NET CHANGE IN NET
  ASSETS.................         78,624,852         49,323,468
                           -----------------  -----------------
NET ASSETS
-------------------------
  BEGINNING NET ASSETS...        328,299,284        278,975,816
                           -----------------  -----------------
ENDING NET ASSETS........  $     406,924,136  $     328,299,284
                           -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        (343,529) $         (36,738)
                           -----------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............          4,004,929          2,357,636
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............          1,379,057          1,345,789
  SHARES REDEEMED -
    CLASS A..............         (3,739,848)        (3,591,842)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          1,644,138            111,583
                           -----------------  -----------------
  SHARES SOLD -
    CLASS B..............          1,636,843          1,928,530
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............            442,382            289,911
  SHARES REDEEMED -
    CLASS B..............           (583,543)          (435,742)
                           -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................          1,495,682          1,782,699
                           -----------------  -----------------
  SHARES SOLD -
    CLASS C**............            182,445            173,900
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C**............             25,672              3,257
  SHARES REDEEMED -
    CLASS C**............            (52,406)              (496)
                           -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS C**..............            155,711            176,661
                           -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............             59,838                N/A
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............                 47                N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............             (3,301)               N/A
                           -----------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS I+...............             56,584                N/A
                           -----------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS***.............                N/A                  0
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS***.............                N/A                133
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS***.............                N/A             (1,768)
                           -----------------  -----------------
NET DECREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL
  CLASS***...............                N/A             (1,635)
                           -----------------  -----------------

  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 ** THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998 FOR ALL OF THE FUNDS, WITH THE EXCEPTION OF LIFEPATH 2040, WHICH COMMENCED OPERATIONS ON JULY 1, 1998.
***  THIS CLASS OF SHARES CEASED OPERATIONS ON JANUARY 6, 1999.
  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............  $   10.52  $     0.38  $         0.09  $    (0.36) $       (0.33)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      10.83        0.36            0.32       (0.37)         (0.62)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      10.71        0.43            0.81       (0.44)         (0.68)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      10.64        0.42            0.28       (0.42)         (0.21)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       9.92        0.40            0.86       (0.41)         (0.13)
B SHARES*
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.61        0.27            0.14       (0.25)         (0.33)
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......      10.91        0.07            0.29       (0.04)         (0.62)
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.62        0.29            0.12       (0.26)         (0.33)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      11.24        0.04           (0.04)      (0.01)         (0.61)
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      10.66        0.08            0.00       (0.05)         (0.33)

LIFEPATH 2010 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.27        0.34            0.66       (0.34)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.16        0.32            0.94       (0.33)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.20        0.36            1.82       (0.38)         (0.84)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.42        0.34            0.95       (0.34)         (0.17)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       9.99        0.32            1.58       (0.33)         (0.14)
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.25        0.25            0.68       (0.25)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.10        0.22            0.97       (0.22)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.02        0.19            1.88       (0.15)         (0.84)
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.29        0.21            0.72       (0.20)         (1.05)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      13.98        0.04            0.09       0.00+          (0.82)
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      13.83        0.07            0.13       (0.03)         (1.05)

LIFEPATH 2020 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.91        0.24            1.33       (0.24)         (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.70        0.24            1.47       (0.25)         (1.25)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.98        0.28            2.73       (0.29)         (1.00)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.98        0.27            1.43       (0.28)         (0.42)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.17        0.27            2.03       (0.28)         (0.21)
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.79        0.15            1.33       (0.15)         (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.55        0.15            1.48       (0.15)         (1.24)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.79        0.14            2.74       (0.12)         (1.00)
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.82        0.11            1.37       (0.10)         (1.46)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      15.82        0.01            0.22       0.00+          (1.23)
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      16.01        0.06            0.30       (0.02)         (1.46)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               ENDING   RATIO TO AVERAGE NET ASSETS (I)
                           NET ASSETS  ----------------------------------          PORTFOLIO      NET ASSETS,
                            VALUE PER  NET INVESTMENT       NET     GROSS   TOTAL   TURNOVER      END OF YEAR
                                SHARE    INCOME(LOSS)  EXPENSES  EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............  $    10.30            3.29%     1.30%     1.45%   4.47%       55%  $        44,801
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       10.52            3.27%     1.25%     1.31%   6.40%       66%           56,986
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       10.83            3.83%     1.20%      N/A   11.99%       39%           67,909
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............       10.71            3.93%     1.20%      N/A    6.74%      108%           84,949
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       10.64            4.00%     1.20%      N/A   12.98%       84%          100,070
B SHARES*
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       10.44            2.76%     1.80%     2.17%   3.87%       55%            6,457
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......       10.61            2.24%     1.70%     3.01%   3.35%       66%            3,161
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       10.44            2.77%     1.80%     2.13%   3.91%       55%            7,243
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......       10.62            2.27%     1.76%     2.66%   0.02%       66%            4,758
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......       10.36            3.56%     1.00%     1.05%   0.53%       55%              134

LIFEPATH 2010 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       12.88            2.45%     1.30%     1.39%   7.50%       49%           89,056
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       13.27            2.42%     1.25%     1.28%   9.91%       38%           89,543
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       13.16            2.85%     1.20%      N/A   18.45%       46%           89,659
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............       12.20            3.16%     1.20%      N/A   11.60%       73%           82,971
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       11.42            3.06%     1.20%      N/A   19.40%       39%           67,178
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       12.88            1.93%     1.80%     1.94%   6.96%       49%           29,937
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       13.25            1.90%     1.76%     1.84%   9.30%       38%           18,158
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       13.10            2.15%     1.70%      N/A   17.64%       46%            6,248
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       12.97            1.88%     1.80%     2.52%   6.91%       49%            5,364
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......       13.29            2.04%     1.76%     7.72%   1.11%       38%              675
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......       12.95            2.72%     1.00%     1.01%   1.08%       49%            1,661

LIFEPATH 2020 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       14.78            1.52%     1.30%     1.33%  10.45%       43%          176,460
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       14.91            1.61%     1.25%     1.26%  12.02%       36%          165,584
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       14.70            2.05%     1.20%      N/A   23.97%       41%          166,198
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............       12.98            2.33%     1.20%      N/A   14.65%       61%          146,226
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       11.98            2.45%     1.20%      N/A   22.94%       49%          122,488
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       14.66            1.02%     1.80%     1.95%   9.90%       43%           47,472
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       14.79            1.04%     1.76%     1.84%  11.56%       36%           28,467
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       14.55            1.33%     1.70%      N/A   23.05%       41%           12,129
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       14.74            0.92%     1.80%     3.28%   9.87%       43%            3,009
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......       14.82            0.76%     1.71%    52.02%   1.70%       36%              192
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......       14.89            1.69%     1.00%     1.01%   1.74%       43%            3,879

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      (LOSS)     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

LIFEPATH 2030 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............  $   17.15  $     0.17  $         2.03  $    (0.17) $       (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.51        0.18            1.93       (0.19)         (1.28)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.83        0.23            3.54       (0.23)         (0.86)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.34        0.22            1.83       (0.23)         (0.33)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.17        0.21            2.45       (0.22)         (0.27)
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.93        0.08            2.01       (0.08)         (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.28        0.09            1.92       (0.10)         (1.26)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.63        0.10            3.50       (0.09)         (0.86)
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.94        0.06            2.01       (0.05)         (2.22)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      17.89        0.00            0.31       0.00+          (1.26)
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      18.73        0.03            0.54       (0.01)         (2.22)

LIFEPATH 2040 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.87        0.05            2.78       (0.05)         (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.07        0.08            2.39       (0.08)         (1.59)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.50        0.13            4.17       (0.14)         (1.59)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.84        0.16            2.35       (0.16)         (0.69)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.37        0.15            2.82       (0.16)         (0.34)
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.52       (0.04)           2.73        0.00          (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.76       (0.01)           2.33       (0.01)         (1.55)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.29        0.03            4.06       (0.03)         (1.59)
C SHARES+++
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.53       (0.04)           2.72        0.00          (1.87)
JULY 1, 1998 TO FEBRUARY
  28, 1999...............      18.01       (0.01)           1.08        0.00          (1.55)
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      19.97        0.00            0.80        0.00          (1.87)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               ENDING   RATIO TO AVERAGE NET ASSETS (I)
                           NET ASSETS  ----------------------------------          PORTFOLIO      NET ASSETS,
                            VALUE PER  NET INVESTMENT       NET     GROSS   TOTAL   TURNOVER      END OF YEAR
                                SHARE    INCOME(LOSS)  EXPENSES  EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

LIFEPATH 2030 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............  $    16.96            0.96%     1.30%     1.37%  12.63%       26%  $       140,867
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       17.15            1.07%     1.23%     1.26%  13.25%       19%          134,008
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       16.51            1.50%     1.20%      N/A   28.01%       27%          126,131
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............       13.83            1.81%     1.20%      N/A   17.01%       42%          101,078
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       12.34            1.92%     1.20%      N/A   26.53%       39%           83,012
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       16.72            0.44%     1.80%     1.98%  12.13%       26%           36,406
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       16.93            0.52%     1.75%     1.84%  12.64%       19%           25,206
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       16.28            0.76%     1.70%      N/A   26.93%       27%           12,469
C SHARES**
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       16.74            0.36%     1.80%     5.37%  12.05%       26%            1,293
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......       16.94            0.16%     1.73%    72.87%   1.98%       19%               92
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......       17.07            1.06%     1.00%     1.02%   2.39%       26%            1,203

LIFEPATH 2040 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       18.78            0.24%     1.30%     1.36%  15.65%       29%          306,002
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       17.87            0.42%     1.25%     1.26%  14.98%       19%          261,808
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       17.07            0.82%     1.20%      N/A   30.66%       34%          248,195
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............       14.50            1.22%     1.20%      N/A   20.17%       48%          189,560
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       12.84            1.29%     1.20%      N/A   28.91%       29%          142,738
B SHARES***
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       18.34           -0.28%     1.80%     1.95%  15.07%       29%           93,757
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............       17.52           -0.12%     1.75%     1.78%  14.37%       19%           63,395
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............       16.76            0.08%     1.70%      N/A   29.47%       34%           30,754
C SHARES+++
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............       18.34           -0.30%     1.80%     2.55%  15.07%       29%            6,095
JULY 1, 1998 TO FEBRUARY
  28, 1999...............       17.53           -0.39%     1.71%     4.71%   6.40%       19%            3,096
INSTITUTIONAL SHARES++
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......       18.90            0.24%     1.00%     1.01%   3.27%       29%            1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFOLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") (successor to Stagecoach Trust) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each a "Fund," collectively, the "Funds").
   The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. Each Fund's Institutional Class shares commenced operations on November 8, 1999. The four classes of shares differ principally in their respective distribution fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICIES AND SECURITY VALUATION
   Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (63.12%, 55.40%, 58.85%, 66.45%, and 75.81%) for the LifePath Opportunity,
  LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 29, 2000. The method by which the MIP values its securities is discussed in Note 1 of the MIP's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Each Fund records its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio, on a daily basis.
   The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually.
   Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss

NOTES TO FINANCIAL STATEMENTS                                     LIFEPATH FUNDS
--------------------------------------------------------------------------------

  carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 29, 2000.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Wells Fargo Bank ("WFB") is contractually obligated to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. The minimum term of the contract is one year from the closing date of the reorganization, which was November 5, 1999. After this time, the contract remains in effect unless the Board acts to reduce or eliminate such waivers. Actual reimbursements and waivers have a positive effect on performance information. For the year ended February 29, 2000, Wells Fargo Bank waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations.
   On March 26, 1999, the Trust entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB acts as sole Administrator of the Funds and is entitled to receive on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds. Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its Sub-Administrator services. Prior to March 26, 1999, Stagecoach Trust had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Funds average daily net assets.
   The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17,1999, Stagecoach Trust had entered into transfer and dividend disbursing agency service arrangements with WFB. For providing the transfer and dividend disbursing agency services, Stagecoach Trust paid on a monthly basis, fees at the annual rate of 0.14% for Class A, Class B and Class C of each Fund's average daily net assets.
   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B, Class C and Institutional Class may pay each Shareholder Servicing Agent a fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").
   The Trust has entered into an agreement with Stephens on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis. There are no Rule 12b-1 fees charged for the Institutional Class shares.
   Certain officers of the Trust are also officers of Stephens. As of February 29, 2000, these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
   As of February 29, 2000, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

                 (This page has been left blank intentionally.)

INDEPENDENT AUDITORS' REPORT                                      LIFEPATH FUNDS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of LifePath Opportunity Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund (five of the funds comprising Wells Fargo Funds Trust (successor to Stagecoach Trust)), as of February 29, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of February 29, 2000, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP
San Francisco, California
April 7, 2000

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                        21.04%                     44.20%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                        14.60%                     33.69%
ADVERTISING
PERCENT OF NET ASSETS                         0.03%                      0.06%
APAC CUSTOMER SERVICES
INC.+                              100  $       793          176  $      1,391
GOLDEN BOOKS FAMILY
ENTERTAINMENT INC.                   1            1            0            --
HARTE-HANKS INC.                   100        2,181          328         7,154
INTERPUBLIC GROUP OF
COMPANIES INC.                      66        2,652        1,298        52,163
LAMAR ADVERTISING CO.+               0           --            0            --
OMNICOM GROUP INC.                 211       19,874          615        57,925
R.H. DONNELLEY CORP.+               36          607          252         4,253
SNYDER COMMUNICATIONS
INC.+                                0           --          252         6,111
TMP WORLDWIDE INC.+                  0           --            0            --
VENTIV HEALTH INC.+                  0           --          150         1,200
YOUNG & RUBICAM INC.               100        5,050           64         3,232
                                        -----------               ------------
                                        $    31,158               $    133,429
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                         0.13%                      0.36%
BOEING CO.                         692  $    25,517        6,477  $    238,839
CORDANT TECHNOLOGIES INC.          232        7,511          240         7,770
GENCORP INC.                         0           --            0            --
GENERAL DYNAMICS CORP.             206        8,909        1,337        57,825
GOODRICH (B.F.) CO.                 82        1,963          735        17,594
HONEYWELL INTERNATIONAL
INC.                               679       32,677        4,895       235,572
HOWMET INTERNATIONAL
INC.+                                0           --           76         1,392
LITTON INDUSTRIES INC.+            201        6,017          143         4,281
LOCKHEED MARTIN CORP.              110        1,918        2,443        42,600
NORTHROP GRUMMAN CORP.             129        5,861          429        19,493
PRIMEX TECHNOLOGIES INC.            94        1,974           98         2,058
RAYTHEON CO. "B"                   174        3,219        2,028        37,518
SEQUA CORP. "A"+                   110        4,077            0            --
TELEDYNE TECHNOLOGIES
INC.+                                0           --          179         1,555
UNITED TECHNOLOGIES CORP.          448       22,820        2,899       147,668
                                        -----------               ------------
                                        $   122,463               $    814,165
AGRICULTURE
PERCENT OF NET ASSETS                         0.00%                      0.00%
DELTA & PINE LAND CO.                0  $        --          240  $      4,305
                                        -----------               ------------

AIRLINES
PERCENT OF NET ASSETS                         0.05%                      0.09%
AIRTRAN HOLDINGS INC.+             300  $     1,228          176  $        721
AMR CORP.+                         134        7,085        1,067        56,418
CONTINENTAL AIRLINES INC.
"B"+                               300        9,487          328        10,373
DELTA AIR LINES INC.               142        6,479          953        43,481
NORTHWEST AIRLINES CORP.
"A"+                               100        1,725          516         8,901
SOUTHWEST AIRLINES CO.             163        3,005        3,037        55,995
UAL CORP.+                         300       14,625          504        24,570
US AIRWAYS GROUP INC.+              13          243          418         7,811
                                        -----------               ------------
                                        $    43,877               $    208,270

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                         67.34%                     82.62%                     98.73%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                         52.10%                     63.00%                     77.80%
ADVERTISING
PERCENT OF NET ASSETS                          0.12%                      0.14%                      0.19%
APAC CUSTOMER SERVICES
INC.+                              451  $      3,574          457  $      3,620          630  $      4,995
GOLDEN BOOKS FAMILY
ENTERTAINMENT INC.                   2             2            1             1            0            --
HARTE-HANKS INC.                   852        18,584          782        17,057        2,520        54,967
INTERPUBLIC GROUP OF
COMPANIES INC.                   3,690       148,292        2,936       117,991        8,200       329,538
LAMAR ADVERTISING CO.+             100         4,356          100         4,356          200         8,712
OMNICOM GROUP INC.               2,415       227,463        1,945       183,195        5,256       495,049
R.H. DONNELLEY CORP.+              550         9,281          489         8,252        1,320        22,275
SNYDER COMMUNICATIONS
INC.+                              514        12,464          525        12,731        1,313        31,840
TMP WORLDWIDE INC.+                100        13,594          100        13,594          100        13,594
VENTIV HEALTH INC.+                170         1,360          141         1,128          371         2,968
YOUNG & RUBICAM INC.               738        37,269          246        12,423        1,483        74,891
                                        ------------               ------------               ------------
                                        $    476,239               $    374,348               $  1,038,829
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                          0.56%                      0.68%                      0.76%
BOEING CO.                      16,828  $    620,533       14,272  $    526,280       30,395  $  1,120,816
CORDANT TECHNOLOGIES INC.          768        24,864          621        20,105        1,866        60,412
GENCORP INC.                       425         3,320            0            --            0            --
GENERAL DYNAMICS CORP.           3,314       143,330        2,696       116,602        6,137       265,425
GOODRICH (B.F.) CO.              1,884        45,098        1,409        33,728        3,479        83,279
HONEYWELL INTERNATIONAL
INC.                            13,509       650,121       11,265       542,128       25,215     1,213,472
HOWMET INTERNATIONAL
INC.+                              251         4,596           68         1,245          695        12,727
LITTON INDUSTRIES INC.+            521        15,597          696        20,836        1,736        51,971
LOCKHEED MARTIN CORP.            6,530       113,867        5,486        95,662       12,034       209,843
NORTHROP GRUMMAN CORP.           1,123        51,026          849        38,576        2,008        91,239
PRIMEX TECHNOLOGIES INC.           188         3,948          152         3,192          222         4,662
RAYTHEON CO. "B"                 5,635       104,248        4,693        86,820       10,161       187,978
SEQUA CORP. "A"+                   120         4,448           91         3,373            0            --
TELEDYNE TECHNOLOGIES
INC.+                              458         3,979          410         3,562          802         6,967
UNITED TECHNOLOGIES CORP.        8,148       415,039        6,790       345,866       15,135       770,939
                                        ------------               ------------               ------------
                                        $  2,204,014               $  1,837,975               $  4,079,730
AGRICULTURE
PERCENT OF NET ASSETS                          0.00%                      0.00%                      0.00%
DELTA & PINE LAND CO.              100  $      1,794          100  $      1,794          188  $      3,372
                                        ------------               ------------               ------------

AIRLINES
PERCENT OF NET ASSETS                          0.14%                      0.18%                      0.22%
AIRTRAN HOLDINGS INC.+             450  $      1,842          278  $      1,138          719  $      2,943
AMR CORP.+                       2,909       153,813        2,422       128,063        5,639       298,162
CONTINENTAL AIRLINES INC.
"B"+                             1,027        32,479        1,050        33,206        2,761        87,317
DELTA AIR LINES INC.             2,526       115,249        2,085        95,128        4,715       215,122
NORTHWEST AIRLINES CORP.
"A"+                             1,052        18,147        1,786        30,808        3,910        67,447
SOUTHWEST AIRLINES CO.           8,396       154,801        6,950       128,141       16,606       306,173
UAL CORP.+                       1,152        56,160          871        42,461        3,191       155,561
US AIRWAYS GROUP INC.+           1,148        21,453          955        17,847        2,302        43,019
                                        ------------               ------------               ------------
                                        $    553,944               $    476,792               $  1,175,744

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
APPAREL
PERCENT OF NET ASSETS                         0.03%                      0.06%
BURLINGTON INDUSTRIES
INC.+                              729  $     2,050          419  $      1,178
FRUIT OF THE LOOM LTD.
"A"+                               187          280          570           855
HARTMARX CORP.+                     81          258          202           644
JONES APPAREL GROUP INC.+          300        6,787        1,000        22,625
LIZ CLAIBORNE INC.                  81        3,032          455        17,034
NIKE INC. "B"                      193        5,488        1,886        53,633
OSHKOSH B'GOSH INC. "A"             52          988           86         1,634
PHILLIPS-VAN HEUSEN
CORPORATION                          0           --            0            --
REEBOK INTERNATIONAL
LTD.+                                0           --          309         2,472
RUSSELL CORP.                        0           --          283         3,909
STRIDE RITE CORP.                   63          346          330         1,815
UNIFI INC.+                        168        1,606          892         8,530
VF CORP.                           120        2,963          756        18,664
WARNACO GROUP INC. "A"             100        1,087          892         9,700
                                        -----------               ------------
                                        $    24,885               $    142,693
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                         0.09%                      0.31%
FORD MOTOR CO.                     961  $    40,002        8,317  $    346,195
GENERAL MOTORS CORP. "A"           451       34,304        4,242       322,657
NAVISTAR INTERNATIONAL
CORP.+                             124        4,061          456        14,934
PACCAR INC.                         93        4,005          552        23,771
                                        -----------               ------------
                                        $    82,372               $    707,557
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                         0.06%                      0.09%
AUTOLIV INC.                       444  $    12,099        1,043  $     28,422
BANDAG INC.                          0           --           88         2,068
BANDAG INC. "A"                    100        2,137           88         1,881
BREED TECHNOLOGIES INC.+             0           --            0            --
COLLINS & AIKMAN CORP.               0           --            0            --
COOPER TIRE & RUBBER CO.            65          703          514         5,558
DANA CORP.                         209        4,454        1,181        25,170
DELPHI AUTOMOTIVE SYSTEMS          221        3,688        2,991        49,912
FEDERAL-MOGUL CORP.                296        4,033          516         7,030
GOODYEAR TIRE & RUBBER
CO.                                237        5,377          925        20,986
LEAR CORP.+                        200        4,225          516        10,900
MERITOR AUTOMOTIVE INC.            170        2,380        1,094        15,316
OEA INC.+                            0           --            0            --
STRATTEC SECURITY CORP.+            10          332           25           831
SUPERIOR INDUSTRIES
INTERNATIONAL INC.                 322        7,688          229         5,467
TENNECO AUTOMOTIVE INC.              0           --          233         1,718
TRW INC.                           121        5,808          715        34,320
                                        -----------               ------------
                                        $    52,924               $    209,579
BANKS
PERCENT OF NET ASSETS                         0.71%                      1.81%
AMSOUTH BANCORP                    495  $     7,177        4,029  $     58,420
ASSOCIATED BANCCORP.               150        3,797          538        13,618
ASTORIA FINANCIAL CORP.            330        7,858          481        11,454
BANCWEST CORPORATION               400        6,075          128         1,944
BANK OF AMERICA CORP.            1,253       57,716       11,136       512,952
BANK OF NEW YORK CO. INC.          478       15,923        4,689       156,202

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
APPAREL
PERCENT OF NET ASSETS                          0.09%                      0.11%                      0.11%
BURLINGTON INDUSTRIES
INC.+                            1,096  $      3,082          769  $      2,163        1,880  $      5,288
FRUIT OF THE LOOM LTD.
"A"+                             1,347         2,020          936         1,404        2,118         3,177
HARTMARX CORP.+                    441         1,406          416         1,326          646         2,059
JONES APPAREL GROUP INC.+        1,984        44,888        1,964        44,435        4,263        96,450
LIZ CLAIBORNE INC.                 859        32,159          789        29,538        1,858        69,559
NIKE INC. "B"                    4,884       138,889        4,076       115,911        8,387       238,505
OSHKOSH B'GOSH INC. "A"            400         7,600          152         2,888          392         7,448
PHILLIPS-VAN HEUSEN
CORPORATION                        359         2,491          259         1,797            0            --
REEBOK INTERNATIONAL
LTD.+                              996         7,968          793         6,344        1,424        11,392
RUSSELL CORP.                      537         7,417          606         8,370          726        10,028
STRIDE RITE CORP.                  883         4,856          731         4,020        1,381         7,596
UNIFI INC.+                      1,674        16,008        1,512        14,458        3,350        32,034
VF CORP.                         2,069        51,078        1,686        41,623        3,741        92,356
WARNACO GROUP INC. "A"           1,502        16,334        1,239        13,474        2,926        31,820
                                        ------------               ------------               ------------
                                        $    336,196               $    287,751               $    607,712
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                          0.46%                      0.56%                      0.61%
FORD MOTOR CO.                  21,002  $    874,208       17,768  $    739,593       38,500  $  1,602,563
GENERAL MOTORS CORP. "A"        10,967       834,177        9,319       708,826       20,425     1,553,577
NAVISTAR INTERNATIONAL
CORP.+                             977        31,997          834        27,314        1,914        62,683
PACCAR INC.                      1,213        52,235          998        42,976        2,263        97,450
                                        ------------               ------------               ------------
                                        $  1,792,617               $  1,518,709               $  3,316,273
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                          0.13%                      0.17%                      0.19%
AUTOLIV INC.                     1,901  $     51,802        1,515  $     41,284        5,697  $    155,243
BANDAG INC.                        175         4,112           89         2,091          265         6,227
BANDAG INC. "A"                    175         3,741          179         3,826          353         7,545
BREED TECHNOLOGIES INC.+             0            --            0            --           89            61
COLLINS & AIKMAN CORP.               0            --            0            --          453         2,293
COOPER TIRE & RUBBER CO.           981        10,607          998        10,791        2,047        22,133
DANA CORP.                       2,710        57,757        2,343        49,935        4,872       103,835
DELPHI AUTOMOTIVE SYSTEMS        9,445       157,613        7,748       129,295       17,358       289,662
FEDERAL-MOGUL CORP.                811        11,050        1,237        16,854        2,920        39,785
GOODYEAR TIRE & RUBBER
CO.                              2,708        61,438        2,397        54,382        4,936       111,986
LEAR CORP.+                      1,027        21,695        1,061        22,414        2,673        56,467
MERITOR AUTOMOTIVE INC.          1,868        26,152        1,914        26,796        3,930        55,020
OEA INC.+                          270         1,839          299         2,037            0            --
STRATTEC SECURITY CORP.+            63         2,095           44         1,463            0            --
SUPERIOR INDUSTRIES
INTERNATIONAL INC.                 398         9,502          296         7,067          450        10,744
TENNECO AUTOMOTIVE INC.            580         4,278          486         3,584          954         7,036
TRW INC.                         2,075        99,600        1,695        81,360        3,753       180,144
                                        ------------               ------------               ------------
                                        $    523,281               $    453,179               $  1,048,181
BANKS
PERCENT OF NET ASSETS                          2.63%                      3.27%                      3.79%
AMSOUTH BANCORP                  7,113  $    103,138        6,545  $     94,902       20,130  $    291,885
ASSOCIATED BANCCORP.               886        22,427          837        21,187        3,480        88,087
ASTORIA FINANCIAL CORP.            881        20,979        1,244        29,623        2,847        67,794
BANCWEST CORPORATION               852        12,940          492         7,472        2,096        31,833
BANK OF AMERICA CORP.           29,184     1,344,288       24,467     1,127,011       54,592     2,514,644
BANK OF NEW YORK CO. INC.       12,470       415,407       10,671       355,478       23,311       776,548

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
BANK ONE CORP.                     965  $    24,912        7,413  $    191,348
BB&T CORP.                         200        4,700        1,749        41,101
CCB FINANCIAL CORP.                200        7,425          152         5,643
CENTURA BANKS INC.                 200        6,750          352        11,880
CHARTER ONE FINANCIAL
INC.                               569        8,962        1,357        21,373
CHASE MANHATTAN CORP.              658       52,393        5,193       413,493
CITY NATIONAL CORP.                100        2,756          328         9,040
COLONIAL BANCGROUP INC.            100          887          200         1,775
COMERICA INC.                      194        7,166          872        32,210
COMMERCE BANCSHARES INC.           263        7,561          606        17,423
COMMERCIAL FEDERAL CORP.             0           --          804        10,402
COMPASS BANCSHARES INC.            500        8,094          988        15,993
CULLEN/FROST BANKERS INC.            0           --          504        10,836
DIME BANCORP INC.                  600        7,312        1,220        14,869
FIFTH THIRD BANCORP                239       12,443        1,762        91,734
FIRST SECURITY CORP.               841       19,501        1,520        35,245
FIRST TENNESSEE NATIONAL
CORP.                              616       10,626        1,378        23,770
FIRST UNION CORP.                  601       17,729        6,093       179,745
FIRST VIRGINIA BANKS INC.          238        7,497          390        12,285
FIRSTAR CORP.                      934       16,637        7,864       140,077
FIRSTMERIT CORP.                   200        2,837          804        11,407
FLEETBOSTON FINANCIAL
CORP.                              554       15,096        5,778       157,450
FULTON FINANCIAL CORP.             100        1,650          777        12,820
GOLDEN STATE BANCORP
INC.+                              100        1,287          528         6,798
GOLDEN WEST FINANCIAL
CORP.                              162        4,617        1,400        39,900
GREENPOINT FINANCIAL
CORP.                              400        6,375          880        14,025
HIBERNIA CORP. "A"                 700        6,344        1,372        12,434
HUNTINGTON BANCSHARES
INC.                               108        2,255        1,424        29,724
INDYMAC MORTGAGE HOLDINGS
INC.                               200        2,537          892        11,317
KEYCORP                            144        2,439        2,513        42,564
KEYSTONE FINANCIAL INC.            100        1,562          604         9,437
M&T BANK CORP.                       0           --           88        32,472
MARSHALL & ILSLEY CORP.            458       21,039        1,079        49,567
MELLON FINANCIAL CORP.             184        5,543        3,226        97,183
MERCANTILE BANKSHARES
CORP.                              254        6,382          723        18,165
MORGAN (J.P.) & COMPANY            116       12,876        1,309       145,299
NATIONAL CITY CORP.                542       10,433        3,622        69,723
NATIONAL COMMERCE BANCORP          300        5,100        1,244        21,148
NORTH FORK BANCORP.                600        9,825        1,396        22,859
NORTHERN TRUST CORP.               238       13,447        1,350        76,275
OCWEN FINANCIAL CORP.+               0           --          364         2,161
OLD KENT FINANCIAL CORP.           233        6,102        1,164        30,482
OLD NATIONAL BANCORP               569       14,225           72         1,800
PACIFIC CENTURY FINANCIAL
CORP.                              548        8,323          998        15,157
PEOPLE'S BANK                      100        1,994          152         3,033
PEOPLES HERITAGE
FINANCIAL GROUP INC.               100        1,062        1,044        11,092
PNC BANK CORP.                     219        8,473        1,985        76,795
PROVIDENT FINANCIAL GROUP
INC.                               100        2,806           64         1,800
REGIONS FINANCIAL CORP.             70        1,417        1,337        27,074
SOUTHTRUST CORP.                   186        4,266        2,152        49,362
SOVEREIGN BANCORP INC.             600        4,350        1,748        12,673
STATE STREET CORP.                 205       14,939          857        62,454
SUMMIT BANCORP                     174        4,165        1,280        30,640
SUNTRUST BANKS INC.                338       17,175        2,418       122,865
SYNOVUS FINANCIAL CORP.             97        1,588        1,550        25,381
TCF FINANCIAL CORP.                400        7,925        1,056        20,922

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
BANK ONE CORP.                  19,896  $    513,566       16,497  $    425,829       36,387  $    939,240
BB&T CORP.                       5,774       135,689        4,667       109,674       10,619       249,546
CCB FINANCIAL CORP.                601        22,312          514        19,082        1,578        58,583
CENTURA BANKS INC.                 338        11,407          725        24,469        1,225        41,344
CHARTER ONE FINANCIAL
INC.                             2,771        43,643        2,444        38,493        7,764       122,283
CHASE MANHATTAN CORP.           14,055     1,119,129       11,830       941,964       26,302     2,094,297
CITY NATIONAL CORP.                864        23,814          782        21,554        2,131        58,736
COLONIAL BANCGROUP INC.            400         3,550          300         2,662          700         6,212
COMERICA INC.                    2,667        98,512        2,270        83,848        4,734       174,862
COMMERCE BANCSHARES INC.         1,123        32,286        1,001        28,779        3,633       104,444
COMMERCIAL FEDERAL CORP.           300         3,881          200         2,587          500         6,469
COMPASS BANCSHARES INC.          1,956        31,663        2,411        39,028        5,715        92,512
CULLEN/FROST BANKERS INC.          300         6,450          200         4,300          400         8,600
DIME BANCORP INC.                2,291        27,922        2,836        34,564        6,583        80,230
FIFTH THIRD BANCORP              5,238       272,703        4,312       224,494        9,648       502,299
FIRST SECURITY CORP.             2,798        64,885        2,504        58,061        9,952       230,756
FIRST TENNESSEE NATIONAL
CORP.                            2,502        43,159        2,311        39,865        7,242       124,924
FIRST UNION CORP.               16,753       494,214       13,953       411,612       31,252       921,934
FIRST VIRGINIA BANKS INC.          852        26,838        1,176        37,044        2,941        92,641
FIRSTAR CORP.                   16,520       294,262       14,441       257,230       34,721       618,468
FIRSTMERIT CORP.                 1,953        27,708        1,796        25,481        3,633        51,543
FLEETBOSTON FINANCIAL
CORP.                           15,576       424,446       12,886       351,143       28,947       788,806
FULTON FINANCIAL CORP.             300         4,931          300         4,950          500         8,219
GOLDEN STATE BANCORP
INC.+                              952        12,257          971        12,502        2,308        29,715
GOLDEN WEST FINANCIAL
CORP.                            2,591        73,843        2,321        66,149        4,883       139,165
GREENPOINT FINANCIAL
CORP.                            1,502        23,938        1,429        22,775        4,893        77,982
HIBERNIA CORP. "A"               3,005        27,233        3,828        34,691        8,549        77,475
HUNTINGTON BANCSHARES
INC.                             3,740        78,073        3,094        64,587        6,677       139,382
INDYMAC MORTGAGE HOLDINGS
INC.                             1,778        22,558        1,618        20,528        3,491        44,292
KEYCORP                          7,294       123,542        6,247       105,809       13,649       231,180
KEYSTONE FINANCIAL INC.          1,315        20,547        1,150        17,969        2,750        42,969
M&T BANK CORP.                      88        32,472           89        32,841           65        23,985
MARSHALL & ILSLEY CORP.          2,031        93,299        1,860        85,444        5,882       270,204
MELLON FINANCIAL CORP.           8,592       258,834        7,414       223,347       15,872       478,144
MERCANTILE BANKSHARES
CORP.                            1,770        44,471        1,852        46,531        3,939        98,967
MORGAN (J.P.) & COMPANY          2,912       323,232        2,655       294,705        5,472       607,392
NATIONAL CITY CORP.             10,348       199,199        8,502       163,664       19,148       368,599
NATIONAL COMMERCE BANCORP        2,291        38,947        2,243        38,131        4,716        80,172
NORTH FORK BANCORP.              2,454        40,184        3,293        53,923        7,422       121,535
NORTHERN TRUST CORP.             3,762       212,553        3,062       173,003        6,970       393,805
OCWEN FINANCIAL CORP.+             726         4,311          636         3,776        1,172         6,959
OLD KENT FINANCIAL CORP.         2,181        57,115        1,993        52,192        5,834       152,778
OLD NATIONAL BANCORP               565        14,125          195         4,875        1,177        29,433
PACIFIC CENTURY FINANCIAL
CORP.                            1,702        25,849        1,487        22,584        4,225        64,167
PEOPLE'S BANK                      501         9,996          425         8,480        1,325        26,438
PEOPLES HERITAGE
FINANCIAL GROUP INC.               400         4,250          300         3,187          700         7,437
PNC BANK CORP.                   5,167       199,898        4,076       157,690        9,060       350,509
PROVIDENT FINANCIAL GROUP
INC.                               326         9,169          246         6,919          972        27,337
REGIONS FINANCIAL CORP.          3,450        69,863        3,105        62,876        6,253       126,623
SOUTHTRUST CORP.                 3,237        74,249        3,179        72,918        8,214       188,409
SOVEREIGN BANCORP INC.           3,719        26,963        3,493        25,324        7,778        56,390
STATE STREET CORP.               2,727       198,730        2,190       159,596        5,011       365,177
SUMMIT BANCORP                   2,897        69,347        2,596        62,142        5,252       125,720
SUNTRUST BANKS INC.              5,419       275,353        4,507       229,012       10,062       511,275
SYNOVUS FINANCIAL CORP.          4,666        76,406        3,542        58,000        8,873       145,295
TCF FINANCIAL CORP.              2,116        41,923        2,511        49,749        5,058       100,212

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
TRUSTMARK CORP.                    100  $     1,694          616  $     10,433
U.S. BANCORP                       371        6,794        4,108        75,228
UNION PLANTERS CORP.               173        4,736          742        20,312
UNIONBANCAL CORPORATION            100        3,212          200         6,425
US TRUST CORP.                       0           --            0            --
VALLEY NATIONAL BANCORP            110        2,551          634        14,701
WACHOVIA CORP.                     172        9,836        1,444        82,579
WASHINGTON FEDERAL INC.            143        2,190          826        12,648
WASHINGTON MUTUAL INC.             294        6,505        3,853        85,248
WELLS FARGO & COMPANY            1,397       46,188       11,318       374,201
WESTAMERICA BANCORP                100        2,269          416         9,438
WILMINGTON TRUST CORP.             192        9,012          249        11,687
ZIONS BANCORP                      300       15,919          780        41,389
                                        -----------               ------------
                                        $   663,257               $  4,153,379
BEVERAGES
PERCENT OF NET ASSETS                         0.14%                      0.45%
ANHEUSER-BUSCH COMPANIES
INC.                               222  $    14,236        2,140  $    137,228
BROWN-FORMAN CORP. "B"              64        3,048          418        19,907
COCA-COLA CO.                    1,387       67,183       11,944       578,537
COCA-COLA ENTERPRISES              516       12,061        2,215        51,776
COORS (ADOLPH) COMPANY
"B"                                 59        2,589          308        13,514
PEPSI BOTTLING GROUP INC.          100        1,675          200         3,350
PEPSICO INC.                       767       24,736        6,882       221,944
WHITMAN CORP.                      364        4,550        1,024        12,800
                                        -----------               ------------
                                        $   130,078               $  1,039,056
BIOTECHNOLOGY
PERCENT OF NET ASSETS                         0.23%                      0.41%
AFFYMETRIX INC.+                     0  $        --            0  $         --
AMGEN INC.+                        238       16,229        4,706       320,890
BIOGEN INC.+                       636       68,648        1,324       142,909
CHIRON CORP.+                      296       14,800        1,037        51,850
GENENTECH INC.+                      0           --            0            --
GENZYME GENERAL DIVISION+          126        7,237          798        45,835
GENZYME TISSUE REPAIR+              44          371           10            84
IDEC PHARMACEUTICALS
CORP.+                               0           --            0            --
IMMUNEX CORP.+                     400       78,950          656       129,519
MILLENNIUM
PHARMACEUTICALS INC.+                0           --            0            --
MONSANTO CO                        510       19,794        3,851       149,467
PE CORP. (CELERA GENOMICS
GROUP)+                             18        4,392          386        94,184
XOMA LTD.+                         188        1,739            0            --
                                        -----------               ------------
                                        $   212,160               $    934,738
BUILDING MATERIALS
PERCENT OF NET ASSETS                         0.06%                      0.07%
AMERICAN STANDARD
COMPANIES+                         100  $     3,487          616  $     21,483
ARMSTRONG WORLD
INDUSTRIES INC.                     92        1,748          284         5,396
DAL-TILE INTERNATIONAL
INC.+                                0           --            0            --
HUSSMANN INTERNATIONAL
INC.                                32          462          385         5,558
JOHNS MANVILLE CORP.               100          812          340         2,762
LAFARGE CORP.                      300        5,906          240         4,725
MARTIN MARIETTA MATERIALS
INC.                                 0           --           88         3,124
MASCO CORP.                         22          393        2,343        41,881
MODINE MANUFACTURING CO.           309        7,049          220         5,019
OWENS CORNING                       18          261           91         1,319

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
TRUSTMARK CORP.                  1,865  $     31,588        1,696  $     28,726        3,745  $     63,431
U.S. BANCORP                    12,229       223,944       10,090       184,773       23,848       436,716
UNION PLANTERS CORP.             2,258        61,813        1,831        50,124        6,957       190,448
UNIONBANCAL CORPORATION            800        25,700          604        19,403        1,190        38,229
US TRUST CORP.                       0            --            0            --          100        13,850
VALLEY NATIONAL BANCORP          1,362        31,581        1,300        30,144        3,069        71,162
WACHOVIA CORP.                   3,415       195,295        3,108       177,739        6,273       358,737
WASHINGTON FEDERAL INC.          1,672        25,603        1,368        20,948        3,148        48,204
WASHINGTON MUTUAL INC.           9,678       214,126        8,502       188,107       17,994       398,117
WELLS FARGO & COMPANY           29,425       972,864       24,778       819,223       55,601     1,838,308
WESTAMERICA BANCORP                952        21,598          871        19,761        2,208        50,094
WILMINGTON TRUST CORP.             719        33,748          696        32,668        1,833        86,036
ZIONS BANCORP                    1,602        85,006        1,239        65,744        3,921       208,058
                                        ------------               ------------               ------------
                                        $ 10,351,744               $  8,895,665               $ 20,458,251
BEVERAGES
PERCENT OF NET ASSETS                          0.80%                      0.95%                      1.25%
ANHEUSER-BUSCH COMPANIES
INC.                             6,638  $    425,662        5,271  $    338,003       14,272  $    915,192
BROWN-FORMAN CORP. "B"           1,110        52,864          820        39,053        1,930        91,916
COCA-COLA CO.                   36,542     1,770,003       29,962     1,451,284       78,955     3,824,383
COCA-COLA ENTERPRISES            7,109       166,173        5,849       136,720       13,090       305,979
COORS (ADOLPH) COMPANY
"B"                                523        22,947          641        28,124          779        34,179
PEPSI BOTTLING GROUP INC.          400         6,700          300         5,025          700        11,725
PEPSICO INC.                    21,239       684,958       16,985       547,766       45,894     1,480,082
WHITMAN CORP.                    2,587        32,338        2,384        29,800        5,657        70,712
                                        ------------               ------------               ------------
                                        $  3,161,645               $  2,575,775               $  6,734,168
BIOTECHNOLOGY
PERCENT OF NET ASSETS                          0.61%                      0.75%                      1.02%
AFFYMETRIX INC.+                     0  $         --            0  $         --          100  $     28,962
AMGEN INC.+                     15,050     1,026,222       12,254       835,570       32,402     2,209,411
BIOGEN INC.+                     2,222       239,837        2,260       243,939        7,272       784,921
CHIRON CORP.+                    2,125       106,250        1,943        97,150        4,574       228,700
GENENTECH INC.+                    200        38,575            0            --          600       115,725
GENZYME GENERAL DIVISION+          631        36,243          664        38,138        1,401        80,470
GENZYME TISSUE REPAIR+             162         1,367          146         1,232          148         1,249
IDEC PHARMACEUTICALS
CORP.+                               0            --            0            --          200        28,175
IMMUNEX CORP.+                   1,552       306,423        1,484       292,997        3,632       717,093
MILLENNIUM
PHARMACEUTICALS INC.+              200        52,025            0            --          600       156,075
MONSANTO CO                     10,769       417,972        8,974       348,303       20,030       777,414
PE CORP. (CELERA GENOMICS
GROUP)+                            774       188,856          748       182,512        1,646       401,624
XOMA LTD.+                         269         2,488          272         2,516            0            --
                                        ------------               ------------               ------------
                                        $  2,416,258               $  2,042,357               $  5,529,819
BUILDING MATERIALS
PERCENT OF NET ASSETS                          0.10%                      0.13%                      0.17%
AMERICAN STANDARD
COMPANIES+                       1,427  $     49,767        1,061  $     37,002        2,573  $     89,733
ARMSTRONG WORLD
INDUSTRIES INC.                    613        11,647          674        12,806          928        17,632
DAL-TILE INTERNATIONAL
INC.+                                0            --            0            --          177         1,239
HUSSMANN INTERNATIONAL
INC.                               898        12,965          712        10,280        1,453        20,978
JOHNS MANVILLE CORP.               789         6,411          704         5,720        1,878        15,259
LAFARGE CORP.                      589        11,596          514        10,119        1,590        31,303
MARTIN MARIETTA MATERIALS
INC.                               275         9,762          179         6,354          400        14,200
MASCO CORP.                      7,458       133,312        6,004       107,321       13,657       244,119
MODINE MANUFACTURING CO.           408         9,307          299         6,821          442        10,083
OWENS CORNING                      602         8,729          441         6,394        1,475        21,388

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
RAYONIER INC.                      156  $     6,201          196  $      7,791
SOUTHDOWN INC.                     275       13,647          240        11,910
USG CORP.                          100        3,250          240         7,800
VULCAN MATERIALS CO.               190        7,600          846        33,840
YORK INTERNATIONAL CORP.           202        3,661          258         4,676
                                        -----------               ------------
                                        $    54,477               $    157,284
CHEMICALS
PERCENT OF NET ASSETS                         0.21%                      0.43%
AIR PRODUCTS & CHEMICALS
INC.                                80  $     2,060        1,501  $     38,651
AIRGAS INC.+                       400        2,775          704         4,884
ALBEMARLE CORP.                    113        1,702           29           437
ARCH CHEMICALS INC.                135        2,573          334         6,367
ASHLAND INC.                        99        3,081          481        14,971
CABOT CORP.                        210        4,646          827        18,297
CHEMFIRST INC.                      35          682           74         1,443
CK WITCO CORP.                     449        4,771        1,910        20,294
CYTEC INDUSTRIES INC.+             100        2,425          240         5,820
DOW CHEMICAL CO.                   191       20,723        1,594       172,949
DU PONT (E.I.) DE NEMOURS          880       44,440        6,618       334,209
EASTMAN CHEMICAL CO.               114        4,097          511        18,364
ENGELHARD CORP.                      0           --          656         8,938
ETHYL CORP.                      1,031        3,286          889         2,834
FERRO CORP.                        457        8,626          330         6,229
FULLER (H. B.) CO.                   0           --            0            --
GEON CO.                             0           --            0            --
GEORGIA GULF CORP.                 237        5,392          317         7,212
GRACE (W.R.) & COMPANY+             42          423          241         2,425
GREAT LAKES CHEMICAL
CORP.                               67        1,947          418        12,148
HANNA (M.A.) CO.                   280        3,202          572         6,542
HERCULES INC.                       82        1,353          538         8,877
IMC GLOBAL INC.                    436        5,886        1,243        16,780
INTERNATIONAL SPECIALTY
PRODUCTS INC.+                       0           --          276         1,829
LUBRIZOL CORP.                     329        8,163          857        21,264
LYONDELL CHEMICAL CO.               76          651          698         5,977
MILLENNIUM CHEMICALS INC.          310        4,340        1,099        15,386
MISSISSIPPI CHEMICAL
CORP.                               11           82           24           180
OCTEL CORP.+                        19          178          118         1,106
OLIN CORP.                         270        4,185          669        10,369
OMNOVA SOLUTIONS INC.                0           --            0            --
PRAXAIR INC.                       198        6,682          921        31,084
ROHM & HAAS CO. "A"                190        7,671        1,553        62,702
RPM INC.                           272        2,720        1,183        11,830
SCHULMAN (A.) INC.                 403        5,340          369         4,889
SHERWIN-WILLIAMS CO.                81        1,549        1,054        20,158
SIGMA-ALDRICH CORPORATION          118        2,802          558        13,252
SOLUTIA INC.                       543        7,500        1,172        16,188
TERRA INDUSTRIES INC.              500        1,156          352           814
UNION CARBIDE CORP.                125        6,711          726        38,977
VALHI INC.                         100        1,112          100         1,112
VALSPAR CORP.                      100        3,281          328        10,762
WELLMAN INC.                       363        6,761          246         4,582
                                        -----------               ------------
                                        $   194,974               $    981,132

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
RAYONIER INC.                      556  $     22,101          537  $     21,346        1,418  $     56,365
SOUTHDOWN INC.                     560        27,790          762        37,814        2,131       105,751
USG CORP.                          777        25,252          604        19,630        1,666        54,145
VULCAN MATERIALS CO.             1,658        66,320        1,288        51,520        4,190       167,600
YORK INTERNATIONAL CORP.           904        16,385          884        16,022        2,383        43,192
                                        ------------               ------------               ------------
                                        $    411,344               $    349,149               $    892,987
CHEMICALS
PERCENT OF NET ASSETS                          0.62%                      0.77%                      0.85%
AIR PRODUCTS & CHEMICALS
INC.                             3,680  $     94,760        3,172  $     81,679        6,701  $    172,551
AIRGAS INC.+                     1,502        10,420        1,350         9,366        3,126        21,687
ALBEMARLE CORP.                    336         5,061          186         2,802          771        11,613
ARCH CHEMICALS INC.                604        11,514          606        11,552        1,319        25,143
ASHLAND INC.                     1,065        33,148          965        30,036        2,044        63,620
CABOT CORP.                      1,916        42,391        1,814        40,135        4,001        88,522
CHEMFIRST INC.                     275         5,362          200         3,900          307         5,986
CK WITCO CORP.                   3,451        36,667        3,296        35,020        7,295        77,509
CYTEC INDUSTRIES INC.+             777        18,842          604        14,647        1,666        40,400
DOW CHEMICAL CO.                 3,711       402,643        3,193       346,440        6,942       753,207
DU PONT (E.I.) DE NEMOURS       17,871       902,485       14,903       752,602       33,345     1,683,922
EASTMAN CHEMICAL CO.             1,165        41,867        1,045        37,555        2,030        72,953
ENGELHARD CORP.                  2,366        32,237        2,017        27,482        4,151        56,557
ETHYL CORP.                      1,878         5,986        1,268         4,042        2,435         7,762
FERRO CORP.                        573        10,815          443         8,362        1,179        22,254
FULLER (H. B.) CO.                 197        12,091            0            --            0            --
GEON CO.                             0            --            0            --          265         5,532
GEORGIA GULF CORP.                 653        14,856          415         9,441          665        15,129
GRACE (W.R.) & COMPANY+            996        10,022          746         7,507        1,938        19,501
GREAT LAKES CHEMICAL
CORP.                              770        22,378          730        21,216        1,647        47,866
HANNA (M.A.) CO.                 1,211        13,851        1,261        14,423        2,551        29,177
HERCULES INC.                    1,571        25,921        1,231        20,312        2,383        39,320
IMC GLOBAL INC.                  2,694        36,369        2,294        30,969        5,432        73,332
INTERNATIONAL SPECIALTY
PRODUCTS INC.+                     363         2,405          268         1,775          818         5,419
LUBRIZOL CORP.                   1,617        40,122        1,566        38,856        3,403        84,437
LYONDELL CHEMICAL CO.            1,267        10,849        1,075         9,205        2,760        23,632
MILLENNIUM CHEMICALS INC.        2,039        28,546        2,016        28,224        4,027        56,378
MISSISSIPPI CHEMICAL
CORP.                               92           690           66           495          103           773
OCTEL CORP.+                       263         2,466          233         2,184          522         4,894
OLIN CORP.                       1,308        20,274        1,312        20,336        2,738        42,439
OMNOVA SOLUTIONS INC.              425         2,789            0            --            0            --
PRAXAIR INC.                     2,590        87,412        2,332        78,705        4,870       164,362
ROHM & HAAS CO. "A"              3,715       149,993        3,308       133,561        6,596       266,314
RPM INC.                         2,552        25,520        2,217        22,170        5,421        54,210
SCHULMAN (A.) INC.                 601         7,963          550         7,287        1,147        15,198
SHERWIN-WILLIAMS CO.             2,992        57,222        2,443        46,722        5,005        95,721
SIGMA-ALDRICH CORPORATION        1,784        42,370        1,289        30,614        2,719        64,576
SOLUTIA INC.                     2,101        29,020        2,675        36,948        6,440        88,953
TERRA INDUSTRIES INC.              714         1,651          546         1,263        1,072         2,479
UNION CARBIDE CORP.              2,169       116,448        1,819        97,658        4,114       220,870
VALHI INC.                         100         1,112            0            --          165         1,836
VALSPAR CORP.                      864        28,350          782        25,659        2,031        66,642
WELLMAN INC.                       434         8,083          326         6,072          846        15,757
                                        ------------               ------------               ------------
                                        $  2,452,971               $  2,097,222               $  4,608,433

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
COAL
PERCENT OF NET ASSETS                         0.00%                      0.00%
CONSOL ENERGY INC.                 100  $     1,162          100  $      1,162
                                        -----------               ------------

COMMERCIAL SERVICES
PERCENT OF NET ASSETS                         0.21%                      0.28%
ACNIELSEN CORP.+                    73  $     1,236          299  $      5,064
APOLLO GROUP INC.+                   0           --          472        10,768
BLOCK (H & R) INC.                 105        4,607          588        25,799
CAREMARK RX INC.+                  710        3,195        1,662         7,479
CENDANT CORP.+                     542        9,654        5,352        95,333
CIRCLE.COM+                          0           --           63           595
COMDISCO INC.                      448       17,220        1,162        44,664
CONCORD EFS INC.+                  375        7,336        1,516        29,657
CONVERGYS CORP.+                   100        3,850          200         7,700
CRESCENT OPERATING INC.+             0           --           70           157
DELUXE CORP.                        64        1,500          514        12,047
DEVRY INC.+                        100        1,806          100         1,806
DONNELLEY (R.R.) & SONS
CO.                                139        2,658          755        14,439
DUN & BRADSTREET CORP.              75        1,964          520        13,618
ECOLAB INC.                         84        2,373          556        15,707
EQUIFAX INC.                        61        1,292          500        10,594
FIRST HEALTH GROUP CORP.+          468       11,290          962        23,208
GARTNER GROUP INC. "A"+              0           --          616         8,816
GARTNER GROUP INC. "B"+             13          154          226         2,670
HERTZ CORP.                        100        3,581          264         9,454
KELLY SERVICES INC. "A"            106        2,551          194         4,668
MAIL-WELL INC.+                      0           --          100           869
MANPOWER INC.                      200        6,537        1,056        34,518
MCKESSON HBOC INC.                 345        6,684        1,952        37,820
MIDAS INC.                          10          240          128         3,072
MODIS PROFESSIONAL
SERVICES INC.+                     400        6,300        1,220        19,215
NAVIGANT CONSULTING CO.+             0           --            0            --
NOVA CORPORATION
(GEORGIA)+                         100        2,306          100         2,306
OGDEN CORP.                        101        1,149          638         7,257
OLSTEN CORP.                       291        3,474          462         5,515
PAYCHEX INC.                       728       36,446          922        46,158
PHYCOR INC.+                       300          347          704           814
PROTECTION ONE INC.+                 0           --          100           162
QUINTILES TRANSNATIONAL
CORP.+                             190        5,641          704        20,900
RENAISSANCE WORLDWIDE
INC.+                              200        1,050          440         2,310
ROBERT HALF INTERNATIONAL
INC.+                              200        8,450        1,024        43,264
ROLLINS INC.                       388        6,281          185         2,995
SERVICE CORP.
INTERNATIONAL                       19           70        1,518         5,598
SERVICEMASTER CO.                  700        7,700        2,188        24,068
SODEXHO MARRIOTT SERVICES
INC.                                44          489           21           234
SOTHEBY'S HOLDINGS INC.            611       12,029            0            --
STEWART ENTERPRISES INC.
"A"                                300        1,275          692         2,941
SYLVAN LEARNING SYSTEMS
INC.+                                0           --            0            --
TELETECH HOLDINGS INC.+              0           --           88         3,333
UNITED RENTALS INC.+                 0           --            0            --
US ONCOLOGY INC.+                    0           --          176           726
USWEB CORP.+                       100        3,887          100         3,887
VALASSIS COMMUNICATIONS
INC.+                              150        4,153          246         6,811

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
COAL
PERCENT OF NET ASSETS                          0.00%                      0.00%                      0.00%
CONSOL ENERGY INC.                 200  $      2,325          100  $      1,162          200  $      2,325
                                        ------------               ------------               ------------

COMMERCIAL SERVICES
PERCENT OF NET ASSETS                          0.43%                      0.53%                      0.60%
ACNIELSEN CORP.+                   705  $     11,941          531  $      8,994        1,440  $     24,390
APOLLO GROUP INC.+                 864        19,710          927        21,147        1,931        44,051
BLOCK (H & R) INC.               1,819        79,809        1,403        61,557        2,840       124,605
CAREMARK RX INC.+                3,636        16,362        3,628        16,326        7,544        33,948
CENDANT CORP.+                  14,052       250,301       12,242       218,061       25,588       455,786
CIRCLE.COM+                         54           510          131         1,236          303         2,860
COMDISCO INC.                    3,000       115,313        2,753       105,818        6,529       250,958
CONCORD EFS INC.+                3,472        67,921        3,047        59,607        6,824       133,495
CONVERGYS CORP.+                   700        26,950          400        15,400        1,200        46,200
CRESCENT OPERATING INC.+             0            --            0            --          277           623
DELUXE CORP.                     1,071        25,102        1,047        24,539        2,044        47,906
DEVRY INC.+                        300         5,419          200         3,612          400         7,225
DONNELLEY (R.R.) & SONS
CO.                              2,283        43,662        1,873        35,821        4,360        83,385
DUN & BRADSTREET CORP.           2,396        62,745        1,963        51,406        4,641       121,536
ECOLAB INC.                      2,058        58,138        1,563        44,155        3,858       108,989
EQUIFAX INC.                     2,149        45,532        1,476        31,273        4,076        86,360
FIRST HEALTH GROUP CORP.+        1,806        43,570        1,700        41,012        3,694        89,118
GARTNER GROUP INC. "A"+          1,140        16,316        1,061        15,186        2,485        35,567
GARTNER GROUP INC. "B"+            771         9,107          642         7,584        1,471        17,376
HERTZ CORP.                        426        15,256          536        19,195          960        34,380
KELLY SERVICES INC. "A"            341         8,205          374         8,999          882        21,223
MAIL-WELL INC.+                    100           869            0            --          188         1,633
MANPOWER INC.                    2,216        72,435        2,064        67,467        4,163       136,078
MCKESSON HBOC INC.               4,677        90,617        3,633        70,389        8,899       172,418
MIDAS INC.                         299         7,176          237         5,688          450        10,800
MODIS PROFESSIONAL
SERVICES INC.+                   2,654        41,800        2,300        36,225        5,246        82,624
NAVIGANT CONSULTING CO.+           100           962          100           962          300         2,887
NOVA CORPORATION
(GEORGIA)+                         300         6,919          300         6,919          500        11,531
OGDEN CORP.                      1,213        13,798          966        10,988        2,324        26,435
OLSTEN CORP.                     1,079        12,881          982        11,723        2,157        25,749
PAYCHEX INC.                     3,369       168,661        2,750       137,672        7,247       362,803
PHYCOR INC.+                     1,546         1,788        1,573         1,819        3,436         3,973
PROTECTION ONE INC.+               200           325            0            --          200           325
QUINTILES TRANSNATIONAL
CORP.+                           1,885        55,961        1,419        42,127        3,278        97,316
RENAISSANCE WORLDWIDE
INC.+                              889         4,667          903         4,741        1,702         8,935
ROBERT HALF INTERNATIONAL
INC.+                            1,953        82,514        1,841        77,782        3,721       157,212
ROLLINS INC.                       565         9,146          357         5,779          696        11,267
SERVICE CORP.
INTERNATIONAL                    4,407        16,251        3,651        13,463        7,399        27,284
SERVICEMASTER CO.                5,145        56,595        4,528        49,808       10,490       115,390
SODEXHO MARRIOTT SERVICES
INC.                               315         3,504          241         2,681        1,081        12,026
SOTHEBY'S HOLDINGS INC.            743        14,628          556        10,946            0            --
STEWART ENTERPRISES INC.
"A"                              1,315         5,589          950         4,037        4,593        19,520
SYLVAN LEARNING SYSTEMS
INC.+                              200         2,975          100         1,487          200         2,975
TELETECH HOLDINGS INC.+              0            --            0            --          265        10,037
UNITED RENTALS INC.+               200         3,125          200         3,125          400         6,250
US ONCOLOGY INC.+                    0            --          179           738          353         1,456
USWEB CORP.+                       400        15,475          200         7,775          400        15,475
VALASSIS COMMUNICATIONS
INC.+                              839        23,230          654        18,108        1,522        42,140

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
VIAD CORP.                         436  $    10,219        1,214  $     28,453
WORKFLOW MANAGEMENT INC.+            0           --          107         2,434
                                        -----------               ------------
                                        $   200,994               $    649,903
COMPUTERS
PERCENT OF NET ASSETS                         1.32%                      3.67%
ADAPTEC INC.+                       90  $     3,690        1,464  $     60,024
AFFILIATED COMPUTER
SERVICES INC.+                       0           --            0            --
ANIXTER INTERNATIONAL
INC.+                              500        9,344          440         8,223
APPLE COMPUTER INC.+               125       14,328          995       114,052
AZTEC TECHNOLOGY PARTNERS
INC.+                                0           --          161         1,170
BISYS GROUP INC.+                    0           --            0            --
BROCADE COMMUNICATIONS
SYSTEM INC.+                         0           --            0            --
CABLETRON SYSTEMS+                  77        3,773          964        47,236
CAMBRIDGE TECHNOLOGY
PARTNERS INC.+                     100        1,500          352         5,280
CERIDIAN CORP.+                     92        1,823          514        10,184
CHECKFREE HOLDINGS CORP.+            0           --            0            --
CIBER INC.+                          0           --          340         7,905
CISCO SYSTEMS INC.+              1,542      203,833       17,582     2,324,121
COMPAQ COMPUTER CORP.            1,347       33,507       10,727       266,834
COMPUTER SCIENCES CORP.+           132       10,403          937        73,847
DELL COMPUTER CORP.+             1,492       60,892       12,124       494,811
DIEBOLD INC.                       266        6,517          911        22,319
DST SYSTEMS INC.+                  200       11,225          152         8,531
ELECTRONIC DATA SYSTEMS
CORP.                              458       29,655        2,875       186,156
ELECTRONICS FOR IMAGING
INC.+                              300       17,812          240        14,250
EMC CORPORATION+                   337       40,103        4,932       586,908
EXABYTE CORP.+                       0           --            0            --
EXTREME NETWORKS INC.+               0           --            0            --
FOUNDRY NETWORKS INC.+               0           --            0            --
GATEWAY INC.+                      280       19,250          980        67,375
HEWLETT-PACKARD CO.                814      109,483        6,663       896,173
INTERGRAPH CORP.+                   54          324          322         1,932
INTERNATIONAL BUSINESS
MACHINES CORP.                   1,150      117,300        9,024       920,448
IOMEGA CORP.+                      700        2,625        2,969        11,134
JUNIPER NETWORKS INC.+               0           --          700       192,019
KOMAG INC.+                        400          888          528         1,172
LEXMARK INTERNATIONAL
GROUP INC. "A"+                    490       58,432        1,264       150,732
MENTOR GRAPHICS CORP.+             600       10,275          616        10,549
MICRON ELECTRONICS INC.+             0           --          176         1,892
NCR CORP.+                         161        6,108        1,098        41,655
NETWORK APPLIANCE INC.+              0           --        1,218       229,897
PEROT SYSTEMS CORP. "A"+             0           --            0            --
QUANTUM DLT & STORAGE
GROUP+                             500        5,187        1,560        16,185
QUANTUM HARD DISK DRIVE
GROUP+                             300        2,362          830         6,536
READ-RITE CORP.+                   400        1,513          440         1,664
REDBACK NETWORKS INC.+               0           --            0            --
RSA SECURITY INC.+                 200       13,387          528        35,343
SAFEGUARD SCIENTIFICS
INC.+                                0           --            0            --
SAPIENT CORP.+                       0           --            0            --
SEAGATE TECHNOLOGY INC.+           117        5,835        1,464        73,017
SILICON GRAPHICS INC.+               4           39        1,064        10,441
STORAGE TECHNOLOGY CORP.+          518        6,604        1,018        12,979
SUN MICROSYSTEMS INC.+           1,848      176,022        8,480       807,720
SUNGARD DATA SYSTEMS
INC.+                              400       12,000          956        28,680
SYNOPSYS INC.+                     200        7,988          692        27,637

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
VIAD CORP.                       1,801  $     42,211        2,357  $     55,242        4,812  $    112,781
WORKFLOW MANAGEMENT INC.+          223         5,073          192         4,368          429         9,760
                                        ------------               ------------               ------------
                                        $  1,681,044               $  1,442,987               $  3,257,061
COMPUTERS
PERCENT OF NET ASSETS                          5.94%                      7.13%                      9.13%
ADAPTEC INC.+                    2,920  $    119,720        2,596  $    106,436        6,074  $    249,034
AFFILIATED COMPUTER
SERVICES INC.+                     200         6,300          100         3,150          400        12,600
ANIXTER INTERNATIONAL
INC.+                              438         8,185          625        11,680        1,160        21,677
APPLE COMPUTER INC.+             2,712       310,863        2,268       259,970        5,009       574,157
AZTEC TECHNOLOGY PARTNERS
INC.+                              436         3,161          388         2,810          744         5,397
BISYS GROUP INC.+                  100         5,156          100         5,156          100         5,156
BROCADE COMMUNICATIONS
SYSTEM INC.+                         0            --            0            --          200        57,825
CABLETRON SYSTEMS+               3,039       148,911        2,442       119,658        5,471       268,079
CAMBRIDGE TECHNOLOGY
PARTNERS INC.+                     514         7,710          425         6,375        1,125        16,875
CERIDIAN CORP.+                  2,192        43,429        1,738        34,434        4,076        80,756
CHECKFREE HOLDINGS CORP.+          100         8,794          100         8,794          200        17,587
CIBER INC.+                        789        18,344          514        11,950        1,390        32,317
CISCO SYSTEMS INC.+             51,138     6,759,804       42,330     5,595,497      110,352    14,587,155
COMPAQ COMPUTER CORP.           28,937       719,808       24,259       603,443       54,156     1,347,131
COMPUTER SCIENCES CORP.+         2,852       224,773        2,271       178,983        5,222       411,559
DELL COMPUTER CORP.+            37,506     1,530,714       30,738     1,254,495       81,152     3,312,016
DIEBOLD INC.                     1,335        32,707        1,878        46,011        3,882        95,109
DST SYSTEMS INC.+                  689        38,670          514        28,848        1,501        84,244
ELECTRONIC DATA SYSTEMS
CORP.                            8,076       522,921        6,796       440,041       14,985       970,279
ELECTRONICS FOR IMAGING
INC.+                              877        52,072          793        47,084        1,666        98,919
EMC CORPORATION+                15,110     1,798,090       12,386     1,473,934       32,561     3,874,759
EXABYTE CORP.+                     398         3,184            0            --            0            --
EXTREME NETWORKS INC.+             100        11,125            0            --          100        11,125
FOUNDRY NETWORKS INC.+               0            --            0            --          300        41,906
GATEWAY INC.+                    4,530       311,437        3,660       251,625        9,630       662,062
HEWLETT-PACKARD CO.             17,455     2,347,697       14,651     1,970,559       32,639     4,389,945
INTERGRAPH CORP.+                  855         5,130          623         3,738          976         5,856
INTERNATIONAL BUSINESS
MACHINES CORP.                  26,730     2,726,460       22,116     2,255,832       57,826     5,898,252
IOMEGA CORP.+                    6,467        24,251        5,567        20,876       12,443        46,661
JUNIPER NETWORKS INC.+           1,700       466,331        1,100       301,744        3,900     1,069,819
KOMAG INC.+                      1,064         2,361          814         1,806        1,072         2,379
LEXMARK INTERNATIONAL
GROUP INC. "A"+                  2,130       254,002        1,972       235,161        5,876       700,713
MENTOR GRAPHICS CORP.+             847        14,505          993        17,005        1,513        25,910
MICRON ELECTRONICS INC.+           351         3,773          268         2,881          542         5,826
NCR CORP.+                       1,884        71,474        1,903        72,195        5,511       209,074
NETWORK APPLIANCE INC.+          2,100       396,375        1,700       320,875        4,600       868,250
PEROT SYSTEMS CORP. "A"+           200         5,087          200         5,087          400        10,175
QUANTUM DLT & STORAGE
GROUP+                           3,513        36,447        3,277        33,999        7,301        75,748
QUANTUM HARD DISK DRIVE
GROUP+                           1,756        13,828        1,588        12,505        3,450        27,169
READ-RITE CORP.+                   626         2,367          814         3,078        1,702         6,436
REDBACK NETWORKS INC.+               0            --            0            --          100        29,850
RSA SECURITY INC.+               1,064        71,221          893        59,775        2,055       137,557
SAFEGUARD SCIENTIFICS
INC.+                                0            --            0            --          300        52,481
SAPIENT CORP.+                       0            --            0            --          200        14,300
SEAGATE TECHNOLOGY INC.+         3,913       195,161        3,353       167,231        7,036       350,921
SILICON GRAPHICS INC.+           3,159        30,998        2,798        27,455        5,501        53,979
STORAGE TECHNOLOGY CORP.+        1,813        23,116        1,616        20,604        5,909        75,340
SUN MICROSYSTEMS INC.+          24,246     2,309,431       20,108     1,915,287       50,058     4,768,024
SUNGARD DATA SYSTEMS
INC.+                            1,765        52,950        2,121        63,630        5,069       152,070
SYNOPSYS INC.+                   1,490        59,507        1,418        56,631        3,203       127,920

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
3COM CORP.+                        280  $    27,440        2,225  $    218,050
UNISYS CORP.+                       40        1,197        1,712        51,253
VERISIGN INC.+                       0           --          400       101,200
VERITAS SOFTWARE CORP.+          1,050      207,769        1,284       254,071
WESTERN DIGITAL CORP.+             700        3,150        1,232         5,544
WHITTMAN-HART INC.+                  0           --            0            --
                                        -----------               ------------
                                        $ 1,243,583               $  8,407,149
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                         0.15%                      0.47%
ALBERTO-CULVER CO. "B"              92  $     1,966          455  $      9,726
AVON PRODUCTS                       80        2,165        1,299        35,154
COLGATE-PALMOLIVE CO.              558       29,121        2,806       146,438
ESTEE LAUDER COMPANIES
INC. "A"                           300       13,012          152         6,593
GILLETTE CO.                       527       18,577        5,172       182,313
INTERNATIONAL FLAVORS &
FRAGRANCES INC.                    156        4,680          503        15,090
KIMBERLY-CLARK CORP.               255       13,180        2,624       135,628
PROCTER & GAMBLE CO.               668       58,784        6,284       552,992
                                        -----------               ------------
                                        $   141,485               $  1,083,934
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                         0.04%                      0.10%
COSTCO WHOLESALE CORP.+            450  $    22,331        3,242  $    160,884
GENUINE PARTS CO.                   79        1,782        1,169        26,376
GRAINGER (W.W.) INC.                72        3,082          554        23,718
HANDLEMAN CO.+                      59          612          116         1,203
INGRAM MICRO INC. "A"+             100        1,081          176         1,903
TECH DATA CORP.+                   300        6,506          616        13,359
                                        -----------               ------------
                                        $    35,394               $    227,443
DIVERSIFIED FINANCIAL
SERVICES
PERCENT OF NET ASSETS                         0.53%                      1.71%
ADVANTA CORP. "B"                  163  $     2,088          143  $      1,832
AMERICAN EXPRESS CO.               331       44,416        2,824       378,946
AMERITRADE HOLDING CORP.
"A"+                               100        1,869          200         3,737
ASSOCIATES FIRST CAPITAL
CORP.                              472        9,381        4,256        84,588
BEAR STEARNS COMPANIES
INC.                               198        7,771          787        30,890
CAPITAL ONE FINANCIAL
CORP.                                0           --          975        35,892
CIT GROUP INC. (THE)                 0           --            0            --
CITIGROUP INC.                   2,697      139,401       21,710     1,122,136
CONTIFINANCIAL CORP.+                0           --           88             6
COUNTRYWIDE CREDIT
INDUSTRIES INC.                     94        2,344          695        17,332
CREDIT ACCEPTANCE CORP.+           200        1,100          176           968
DLJDIRECT INC.+                      0           --            0            --
DONALDSON, LUFKIN &
JENRETTE INC.                      200        8,687          152         6,602
E*TRADE GROUP INC.+                100        2,462          200         4,925
EDWARDS (A.G.) INC.                382       12,105        1,170        37,074
FEDERAL NATIONAL MORTGAGE
ASSOCIATION                        711       37,683        6,604       350,012
FEDERATED INVESTORS INC.
"B"                                100        2,331          200         4,662
FINOVA GROUP INC.                  200        5,725          416        11,908
FIRSTPLUS FINANCIAL GROUP
INC.+                              200           66          440           145
FRANKLIN RESOURCES INC.            318        8,646        1,310        35,616
FREDDIE MAC                        393       16,408        4,254       177,604
GOLDMAN SACHS GROUP INC.           200       18,500        2,400       222,000
HOUSEHOLD INTERNATIONAL
INC.                               339       10,827        2,911        92,970
JOHN NUVEEN CO. "A"                  0           --           88         3,036

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
3COM CORP.+                      6,007  $    588,686        5,138  $    503,524       10,951  $  1,073,198
UNISYS CORP.+                    5,181       155,106        4,260       127,534        9,591       287,131
VERISIGN INC.+                     900       227,812          500       126,500        2,200       556,875
VERITAS SOFTWARE CORP.+          3,056       604,706        2,931       579,972        7,010     1,387,104
WESTERN DIGITAL CORP.+           2,467        11,101        2,243        10,093        4,993        22,468
WHITTMAN-HART INC.+                200         9,062          100         4,537          300        13,594
                                        ------------               ------------               ------------
                                        $ 23,394,823               $ 19,410,488               $ 49,282,749
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                          0.84%                      0.99%                      1.32%
ALBERTO-CULVER CO. "B"             685  $     14,642          752  $     16,074        1,499  $     32,041
AVON PRODUCTS                    3,731       100,970        2,960        80,105        7,209       195,094
COLGATE-PALMOLIVE CO.            8,638       450,796        6,622       345,586       18,056       942,298
ESTEE LAUDER COMPANIES
INC. "A"                           502        21,774        1,050        45,544        2,274        98,635
GILLETTE CO.                    15,408       543,132       12,523       441,436       33,647     1,186,057
INTERNATIONAL FLAVORS &
FRAGRANCES INC.                  1,634        49,020        1,278        38,340        2,944        88,320
KIMBERLY-CLARK CORP.             7,942       410,502        6,491       335,504       17,137       885,769
PROCTER & GAMBLE CO.            19,473     1,713,624       15,962     1,404,656       42,046     3,700,048
                                        ------------               ------------               ------------
                                        $  3,304,460               $  2,707,245               $  7,128,262
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                          0.14%                      0.17%                      0.18%
COSTCO WHOLESALE CORP.+          7,566  $    375,463        6,198  $    307,576       13,992  $    694,353
GENUINE PARTS CO.                2,819        63,604        2,478        55,910        5,091       114,866
GRAINGER (W.W.) INC.             1,742        74,579        1,335        57,155        2,636       112,854
HANDLEMAN CO.+                     409         4,243          274         2,843          560         5,810
INGRAM MICRO INC. "A"+             351         3,795          457         4,941          918         9,926
TECH DATA CORP.+                 1,052        22,815        1,171        25,396        2,708        58,730
                                        ------------               ------------               ------------
                                        $    544,499               $    453,821               $    996,539
DIVERSIFIED FINANCIAL
SERVICES
PERCENT OF NET ASSETS                          2.63%                      3.17%                      3.70%
ADVANTA CORP. "B"                  238  $      3,049          194  $      2,486          336  $      4,305
AMERICAN EXPRESS CO.             7,607     1,020,764        6,348       851,822       14,956     2,006,908
AMERITRADE HOLDING CORP.
"A"+                               200         3,737          200         3,737          500         9,344
ASSOCIATES FIRST CAPITAL
CORP.                           12,307       244,602       10,074       200,221       22,701       451,182
BEAR STEARNS COMPANIES
INC.                             2,140        83,995        1,798        70,572        3,697       145,107
CAPITAL ONE FINANCIAL
CORP.                            3,300       121,481        2,625        96,633        6,010       221,243
CIT GROUP INC. (THE)                 0            --          100         1,400          300         4,200
CITIGROUP INC.                  57,667     2,980,663       48,491     2,506,379      108,157     5,590,365
CONTIFINANCIAL CORP.+              275            19          278            19          630            44
COUNTRYWIDE CREDIT
INDUSTRIES INC.                  1,927        48,055        1,531        38,179        3,314        82,643
CREDIT ACCEPTANCE CORP.+             0            --          278         1,529          542         2,981
DLJDIRECT INC.+                    100         1,094            0            --          100         1,094
DONALDSON, LUFKIN &
JENRETTE INC.                      414        17,983          425        18,461        1,325        57,555
E*TRADE GROUP INC.+                800        19,700          400         9,850        1,200        29,550
EDWARDS (A.G.) INC.              2,313        73,293        2,201        69,744        4,649       147,315
FEDERAL NATIONAL MORTGAGE
ASSOCIATION                     17,461       925,433       14,643       776,079       32,661     1,731,033
FEDERATED INVESTORS INC.
"B"                                400         9,325          300         6,994          600        13,987
FINOVA GROUP INC.                  964        27,594        1,239        35,466        2,926        83,757
FIRSTPLUS FINANCIAL GROUP
INC.+                              788           260          714           236        1,590           525
FRANKLIN RESOURCES INC.          4,213       114,541        3,399        92,410        7,610       206,897
FREDDIE MAC                     11,817       493,360        9,863       411,780       22,236       928,353
GOLDMAN SACHS GROUP INC.         5,600       518,000        4,300       397,750       12,500     1,156,250
HOUSEHOLD INTERNATIONAL
INC.                             8,013       255,915        6,912       220,752       14,721       470,152
JOHN NUVEEN CO. "A"                  0            --            0            --            0            --

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
KNIGHT/TRIMARK GROUP
INC.+                              100  $     4,687          200  $      9,375
LEGG MASON INC.                    300       11,775          504        19,782
LEHMAN BROTHERS HOLDINGS
INC.                               180       13,050          750        54,375
MBNA CORP.                         296        6,734        4,220        96,005
MERRILL LYNCH & CO.                230       23,575        2,334       239,235
METRIS COMPANIES INC.              320        8,280          224         5,796
MORGAN STANLEY DEAN
WITTER & CO.                       888       62,548        7,722       543,918
PAINE WEBBER GROUP INC.            190        7,267        1,132        43,299
PRICE (T. ROWE)
ASSOCIATES                         190        6,258        1,034        34,057
PROVIDIAN FINANCIAL CORP.          177       11,472          567        36,749
SCHWAB (CHARLES) CORP.              94        3,930        3,870       161,814
SLM HOLDING CORP.                  135        4,227          585        18,318
UNITED ASSET MANAGEMENT
CORP.                              300        4,481          980        14,639
WADDELL & REED FINANCIAL
INC. "A"                             0           --           68         1,968
WADDELL & REED FINANCIAL
INC. "B"                            39        1,058          273         7,405
                                        -----------               ------------
                                        $   501,152               $  3,909,616
ELECTRIC
PERCENT OF NET ASSETS                         0.17%                      0.54%
AES CORP.+                           0  $        --        1,225  $    102,670
ALLEGHENY ENERGY INC.                0           --            0            --
ALLIANT ENERGY CORP.               141        3,966        1,021        28,716
AMEREN CORP.                       188        5,640          752        22,560
AMERICAN ELECTRIC POWER            136        3,825        1,265        35,578
CAROLINA POWER & LIGHT             143        4,254        1,013        30,137
CENTRAL & SOUTH WEST
CORP.                               70        1,177        1,308        21,991
CINERGY CORP.                      157        3,356        1,057        22,593
CMS ENERGY CORP.                     0           --           10           167
CONECTIV INC.                    1,067       15,205          752        10,716
CONSOLIDATED EDISON INC.           155        4,272        1,539        42,419
CONSTELLATION ENERGY
GROUP INC.                          67        1,993          819        24,365
DOMINION RESOURCES INC.            345       12,657        1,981        72,678
DTE ENERGY CO.                     208        6,279          870        26,263
DUKE ENERGY CORP.                  241       11,688        2,240       108,640
EDISON INTERNATIONAL                37          974        2,183        57,440
ENERGY EAST CORP.                    0           --            0            --
ENTERGY CORP.                      150        3,037        1,531        31,003
FIRSTENERGY CORP.                   60        1,121        1,415        26,443
FLORIDA PROGRESS CORP.               0           --          410        17,476
FPL GROUP INC.                     211        8,150        1,353        52,260
GPU INC.                           122        3,035          718        17,860
HAWAIIAN ELECTRIC
INDUSTRIES INC.                    192        5,532          187         5,388
IDACORP INC.                         0           --            0            --
IPALCO ENTERPRISES INC.              0           --            0            --
KANSAS CITY POWER & LIGHT
CO.                                  0           --            0            --
LG&E ENERGY CORP.                    0           --            0            --
MIDAMERICAN ENERGY
HOLDINGS CO.+                        0           --            0            --
MINNESOTA POWER INC.               698       10,688          476         7,289
MONTANA POWER CO.                    0           --            0            --
NEW CENTURY ENERGIES INC.            0           --          430        11,637
NEW ENGLAND ELECTRIC
SYSTEM                               0           --            0            --
NIAGARA MOHAWK HOLDINGS
INC.+                               71          834        1,022        12,008
NISOURCE INC.                        0           --            0            --
NORTHEAST UTILITIES                  0           --            0            --
NORTHERN STATES POWER CO.
(MINNESOTA)                         90        1,581        1,310        23,007
OGE ENERGY CORP.                     0           --            0            --

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
KNIGHT/TRIMARK GROUP
INC.+                              400  $     18,750          300  $     14,062          700  $     32,812
LEGG MASON INC.                  1,327        52,085        1,150        45,137        2,661       104,444
LEHMAN BROTHERS HOLDINGS
INC.                             2,015       146,088        1,655       119,987        3,655       264,987
MBNA CORP.                      12,262       278,961        9,882       224,816       24,936       567,294
MERRILL LYNCH & CO.              6,268       642,470        5,259       539,047       11,742     1,203,555
METRIS COMPANIES INC.              454        11,747          290         7,504          278         7,193
MORGAN STANLEY DEAN
WITTER & CO.                    19,022     1,339,862       16,196     1,140,806       35,644     2,510,674
PAINE WEBBER GROUP INC.          2,332        89,199        1,935        74,014        5,510       210,757
PRICE (T. ROWE)
ASSOCIATES                       1,911        62,944        2,071        68,214        5,034       165,807
PROVIDIAN FINANCIAL CORP.        1,778       115,237        1,389        90,025        4,040       261,843
SCHWAB (CHARLES) CORP.          11,810       493,806        9,134       381,915       25,536     1,067,724
SLM HOLDING CORP.                2,320        72,645        1,920        60,120        4,530       141,846
UNITED ASSET MANAGEMENT
CORP.                            1,865        27,858        1,596        23,840        3,445        51,460
WADDELL & REED FINANCIAL
INC. "A"                           138         3,993          122         3,530          258         7,466
WADDELL & REED FINANCIAL
INC. "B"                           598        16,221          562        15,244        1,092        29,620
                                        ------------               ------------               ------------
                                        $ 10,334,729               $  8,620,760               $ 19,972,272
ELECTRIC
PERCENT OF NET ASSETS                          0.98%                      1.03%                      1.09%
AES CORP.+                       3,541  $    296,780        2,880  $    241,380        6,445  $    540,172
ALLEGHENY ENERGY INC.            1,686        43,731            0            --            0            --
ALLIANT ENERGY CORP.             1,829        51,441        1,735        48,797          377        10,603
AMEREN CORP.                     2,207        66,207        1,855        55,650        4,270       128,100
AMERICAN ELECTRIC POWER          3,236        91,013        2,775        78,047        5,765       162,141
CAROLINA POWER & LIGHT           2,569        76,428        2,324        69,139        4,624       137,564
CENTRAL & SOUTH WEST
CORP.                            3,525        59,264        2,887        48,538        5,933        99,749
CINERGY CORP.                    2,626        56,131        2,186        46,726        4,694       100,334
CMS ENERGY CORP.                 1,722        28,844        1,200        20,100        2,890        48,407
CONECTIV INC.                    1,437        20,477          973        13,865        1,007        14,350
CONSOLIDATED EDISON INC.         3,833       105,647        3,377        93,079        6,813       187,783
CONSTELLATION ENERGY
GROUP INC.                       2,523        75,059        2,239        66,610        4,457       132,596
DOMINION RESOURCES INC.          5,253       192,719        4,445       163,076        8,953       328,463
DTE ENERGY CO.                   2,408        72,692        2,092        63,152        4,386       132,402
DUKE ENERGY CORP.                6,146       298,081        5,209       252,637       11,516       558,526
EDISON INTERNATIONAL             5,912       155,560        5,170       136,036       10,497       276,202
ENERGY EAST CORP.                2,006        42,126            0            --            0            --
ENTERGY CORP.                    3,975        80,494        3,439        69,640        7,284       147,501
FIRSTENERGY CORP.                3,850        71,947        3,325        62,136        6,885       128,663
FLORIDA PROGRESS CORP.           1,527        65,088        1,200        51,150        2,800       119,350
FPL GROUP INC.                   2,979       115,064        2,460        95,018        5,424       209,502
GPU INC.                         2,112        52,536        1,741        43,307        3,822        95,072
HAWAIIAN ELECTRIC
INDUSTRIES INC.                    609        17,547          606        17,460        1,472        42,412
IDACORP INC.                       513        16,352            0            --            0            --
IPALCO ENTERPRISES INC.          1,646        27,879            0            --            0            --
KANSAS CITY POWER & LIGHT
CO.                                837        19,251            0            --            0            --
LG&E ENERGY CORP.                  870        19,303            0            --            0            --
MIDAMERICAN ENERGY
HOLDINGS CO.+                      789        27,319            0            --            0            --
MINNESOTA POWER INC.               842        12,893          624         9,555          692        10,596
MONTANA POWER CO.                1,544        60,795            0            --            0            --
NEW CENTURY ENERGIES INC.        1,801        48,740        1,400        37,887        3,200        86,600
NEW ENGLAND ELECTRIC
SYSTEM                             884        47,736            0            --            0            --
NIAGARA MOHAWK HOLDINGS
INC.+                            3,157        37,095        2,716        31,913        5,449        64,026
NISOURCE INC.                    1,879        24,310            0            --            0            --
NORTHEAST UTILITIES              1,779        33,467            0            --            0            --
NORTHERN STATES POWER CO.
(MINNESOTA)                      2,694        47,313        2,446        42,958        4,523        79,435
OGE ENERGY CORP.                 1,173        20,161            0            --            0            --

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
PECO ENERGY CO.                    232  $     8,656        1,493  $     55,708
PG&E CORP.                         146        3,011        2,365        48,778
PINNACLE WEST CAPITAL
CORP.                                0           --          210         5,801
POTOMAC ELECTRIC POWER
CO.                                  0           --            0            --
PPL CORP.                           87        1,751        1,110        22,339
PUBLIC SERVICE COMPANY OF
NEW MEXICO                           0           --            0            --
PUBLIC SERVICE ENTERPRISE
GROUP INC.                         108        3,132        1,530        44,370
PUGET SOUND ENERGY INC.              0           --            0            --
RELIANT ENERGY INC.                234        4,812        1,793        36,869
SCANA CORP.                          0           --            0            --
SIERRA PACIFIC RESOURCES           444        6,049          317         4,319
SOUTHERN CO.                       455       10,095        4,475        99,289
TECO ENERGY INC.                     0           --            0            --
TEXAS UTILITIES CO.                161        5,253        1,649        53,799
UNICOM CORP.                       128        4,840        1,354        51,198
UTILICORP UNITED INC.                0           --            0            --
WISCONSIN ENERGY CORP.               0           --            0            --
                                        -----------               ------------
                                        $   156,863               $  1,233,774
ELECTRICAL COMPONENTS &
EQUIPMENT
PERCENT OF NET ASSETS                         0.08%                      0.14%
AMERICAN POWER CONVERSION
CORP.+                             600  $    20,362        1,724  $     58,508
C-CUBE MICROSYSTEMS INC.+          100        9,325          264        24,618
EMERSON ELECTRIC CO.               355       16,175        2,603       118,599
HUBBELL INC. "B"                   232        5,640          574        13,955
MOLEX INC.                         216       12,069          834        46,600
MOLEX INC. "A"                     112        4,746          949        40,214
UCAR INTERNATIONAL INC.+           200        3,050          528         8,052
                                        -----------               ------------
                                        $    71,367               $    310,546
ELECTRONICS
PERCENT OF NET ASSETS                         0.60%                      0.71%
AGILENT TECHNOLOGIES
INC.+                                0  $        --            0  $         --
ANALOG DEVICES INC.+               191       29,987        1,573       246,961
ARROW ELECTRONICS INC.+            286        8,651        1,037        31,369
AVNET INC.                         230       15,381          284        18,992
AVX CORP.                          200       12,700          164        10,414
GENTEX CORP.+                      100        2,922          200         5,844
INTEGRATED DEVICE
TECHNOLOGY INC.+                   700       25,813          704        25,960
JABIL CIRCUIT INC.+                100        6,944          152        10,554
JOHNSON CONTROLS INC.               86        4,590          465        24,819
LINEAR TECHNOLOGY CORP.            872       91,505        1,596       167,480
MAXIM INTEGRATED PRODUCTS
INC.+                            1,200       80,175        2,440       163,022
MICROCHIP TECHNOLOGY
INC.+                              450       28,097          756        47,203
MILLIPORE CORP.                     42        2,244          151         8,069
PARKER HANNIFIN CORP.              138        5,002          637        23,091
PE CORP. (BIOSYSTEMS
GROUP)                              76        8,018          944        99,592
PERKINELMER INC.                    25        1,616          323        20,874
SANMINA CORP.+                     100       11,706          240        28,095
SCI SYSTEMS INC.+                  600       24,150        1,208        48,622
SENSORMATIC ELECTRONICS
CORP.+                             535       10,165          765        14,535
SOLECTRON CORP.+                 1,170       76,635        1,668       109,254
SYMBOL TECHNOLOGIES INC.           277       26,350          968        92,081
TEKTRONIX INC.                       3          174          346        20,068
TERADYNE INC.+                     142       12,354        1,686       146,682
THERMO ELECTRON CORP.+              69        1,078          966        15,094

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
PECO ENERGY CO.                  3,512  $    131,042        3,245  $    121,079        6,547  $    244,285
PG&E CORP.                       6,439       132,804        5,381       110,983       11,702       241,354
PINNACLE WEST CAPITAL
CORP.                            1,249        34,504          900        24,862        2,200        60,775
POTOMAC ELECTRIC POWER
CO.                              1,683        34,186            0            --            0            --
PPL CORP.                        2,527        50,856        2,173        43,732        4,987       100,363
PUBLIC SERVICE COMPANY OF
NEW MEXICO                         570         8,764          420         6,457            0            --
PUBLIC SERVICE ENTERPRISE
GROUP INC.                       3,839       111,331        3,326        96,454        6,719       194,851
PUGET SOUND ENERGY INC.            851        17,286            0            --            0            --
RELIANT ENERGY INC.              5,019       103,203        4,160        85,540        8,907       183,150
SCANA CORP.                        820        19,534            0            --            0            --
SIERRA PACIFIC RESOURCES           571         7,780          421         5,736          397         5,409
SOUTHERN CO.                    11,365       252,161        9,881       219,235       20,990       465,716
TECO ENERGY INC.                 1,668        30,024            0            --            0            --
TEXAS UTILITIES CO.              4,728       154,251        3,926       128,086        8,476       276,530
UNICOM CORP.                     3,597       136,012        3,099       117,181        6,607       249,827
UTILICORP UNITED INC.              888        14,541            0            --            0            --
WISCONSIN ENERGY CORP.           1,542        27,274            0            --            0            --
                                        ------------               ------------               ------------
                                        $  3,843,043               $  2,817,201               $  5,862,809
ELECTRICAL COMPONENTS &
EQUIPMENT
PERCENT OF NET ASSETS                          0.19%                      0.24%                      0.28%
AMERICAN POWER CONVERSION
CORP.+                           3,270  $    110,976        2,774  $     94,143        8,732  $    296,342
C-CUBE MICROSYSTEMS INC.+          263        24,525          357        33,290          718        66,953
EMERSON ELECTRIC CO.             7,330       333,973        6,086       277,293       13,698       624,115
HUBBELL INC. "B"                 1,409        34,256        1,359        33,041        3,016        73,326
MOLEX INC.                       2,667       149,019        2,078       116,108        4,753       265,574
MOLEX INC. "A"                   1,805        76,487        1,786        75,682        3,812       161,534
UCAR INTERNATIONAL INC.+           964        14,701          893        13,618        2,143        32,681
                                        ------------               ------------               ------------
                                        $    743,937               $    643,175               $  1,520,525
ELECTRONICS
PERCENT OF NET ASSETS                          0.91%                      1.17%                      1.52%
AGILENT TECHNOLOGIES
INC.+                                0  $         --            0  $         --          400  $     41,475
ANALOG DEVICES INC.+             2,966       465,662        2,572       403,804        8,180     1,284,260
ARROW ELECTRONICS INC.+          2,190        66,247        1,961        59,320        4,572       138,303
AVNET INC.                         689        46,077          746        49,889        2,156       144,182
AVX CORP.                          426        27,051          336        21,336        1,048        66,548
GENTEX CORP.+                      300         8,756          200         5,844          500        14,594
INTEGRATED DEVICE
TECHNOLOGY INC.+                 1,590        58,631          814        30,016        2,255        83,153
JABIL CIRCUIT INC.+                702        48,745          514        35,691        1,414        98,185
JOHNSON CONTROLS INC.            1,436        76,647        1,110        59,246        2,500       133,438
LINEAR TECHNOLOGY CORP.          2,704       283,751        2,596       272,418        8,438       885,463
MAXIM INTEGRATED PRODUCTS
INC.+                            4,582       306,135        3,908       261,103       13,118       876,446
MICROCHIP TECHNOLOGY
INC.+                            1,972       123,127        1,642       102,522        4,257       265,796
MILLIPORE CORP.                    578        30,887          476        25,436        1,188        63,484
PARKER HANNIFIN CORP.            1,848        66,990        1,398        50,677        3,264       118,320
PE CORP. (BIOSYSTEMS
GROUP)                           2,836       299,198        2,232       235,476        6,228       657,054
PERKINELMER INC.                   742        47,952          608        39,292        1,297        83,819
SANMINA CORP.+                     701        82,061          514        60,170        1,490       174,423
SCI SYSTEMS INC.+                2,804       112,861        2,658       106,984        6,030       242,707
SENSORMATIC ELECTRONICS
CORP.+                           1,610        30,590        1,036        19,684        1,865        35,435
SOLECTRON CORP.+                 4,086       267,633        3,050       199,775        8,856       580,068
SYMBOL TECHNOLOGIES INC.         1,792       170,464        1,918       182,450        3,975       378,122
TEKTRONIX INC.                     784        45,472          698        40,484        1,394        80,852
TERADYNE INC.+                   3,302       287,274        4,128       359,136        8,598       748,026
THERMO ELECTRON CORP.+           2,811        43,922        2,376        37,125        4,991        77,984

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
THERMO INSTRUMENT SYSTEMS
INC.+                               50  $       803          125  $      2,008
THOMAS & BETTS CORP.                58        1,301          434         9,738
VARIAN INC.+                       177        7,014          431        17,186
VISHAY INTERTECHNOLOGY
INC.+                              578       24,854          515        22,145
VITESSE SEMICONDUCTOR
CORP.+                             400       41,525        1,384       143,676
WATERS CORP.+                        0           --          504        49,423
WATTS INDUSTRIES INC. "A"          308        4,466            0            --
                                        -----------               ------------
                                        $   566,220               $  1,622,851
ENGINEERING &
CONSTRUCTION
PERCENT OF NET ASSETS                         0.00%                      0.01%
FLUOR CORP.                        113  $     3,213          514  $     14,617
FOSTER WHEELER CORP.                32          180          116           653
GRANITE CONSTRUCTION INC.            0           --            0            --
JACOBS ENGINEERING GROUP
INC.+                                0           --            0            --
MORRISON KNUDSEN CORP.+              4            8           17            34
                                        -----------               ------------
                                        $     3,401               $     15,304
ENTERTAINMENT
PERCENT OF NET ASSETS                         0.04%                      0.05%
ASCENT ENTERTAINMENT
GROUP+                             249  $     3,782          258  $      3,918
BOYD GAMING CORP.+                   0           --          176           913
GAYLORD ENTERTAINMENT CO.
"A"                                105        2,894           92         2,536
GTECH HOLDINGS CORP.+              200        4,000          440         8,800
HARRAH'S ENTERTAINMENT
INC.+                               48          918          522         9,983
INTERNATIONAL GAME
TECHNOLOGY INC.+                   363        6,466          821        14,624
LAKES GAMING INC.+                 100          787           88           693
MANDALAY RESORT GROUP
INC.+                              429        6,033        1,170        16,453
METRO-GOLDWYN-MAYER INC.+          100        2,387          503        12,009
MGM GRAND INC.                     282        5,605          244         4,849
MIRAGE RESORTS INC.+                17          270        1,001        15,891
PARK PLACE ENTERTAINMENT
CORP.+                             464        5,249        1,913        21,641
PREMIER PARKS INC.+                  0           --          100         2,025
SFX ENTERTAINMENT INC.
"A"+                                 0           --            0            --
SPEEDWAY MOTORSPORTS
INC.+                                0           --            0            --
                                        -----------               ------------
                                        $    38,391               $    114,335
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                         0.01%                      0.03%
ALLIED WASTE INDUSTRIES
INC.+                                0  $        --        1,070  $      6,019
IT GROUP INC.+                       0           --            0            --
REPUBLIC SERVICES INC.
"A"+                               100        1,087          200         2,175
SAFETY-KLEEN CORP.+                 87          424          379         1,848
WASTE MANAGEMENT INC.              502        7,530        3,364        50,460
                                        -----------               ------------
                                        $     9,041               $     60,502
FOOD
PERCENT OF NET ASSETS                         0.23%                      0.47%
ALBERTSON'S INC.                   185  $     4,532        2,548  $     62,426
ARCHER-DANIELS-MIDLAND
CO.                                430        4,327        3,988        40,129
AURORA FOODS INC.+                 100          281          200           562
BESTFOODS                          221        9,268        1,289        54,057
CAMPBELL SOUP CO.                  180        5,107        2,074        58,850
CONAGRA INC.                       548        8,974        2,392        39,169
CORN PRODUCTS
INTERNATIONAL INC.                  60        1,414          260         6,126
DEAN FOODS CO.                     124        3,363          275         7,459

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
THERMO INSTRUMENT SYSTEMS
INC.+                              194  $      3,116          357  $      5,734          814  $     13,075
THOMAS & BETTS CORP.               785        17,613          843        18,915        1,484        33,297
VARIAN INC.+                       820        32,697          795        31,701        1,659        66,153
VISHAY INTERTECHNOLOGY
INC.+                            1,115        47,945          902        38,786        2,111        90,773
VITESSE SEMICONDUCTOR
CORP.+                           3,156       327,632        2,936       304,793        6,660       691,391
WATERS CORP.+                    1,602       157,096        1,350       132,384          400        39,225
WATTS INDUSTRIES INC. "A"          407         5,901          298         4,321            0            --
                                        ------------               ------------               ------------
                                        $  3,588,133               $  3,194,512               $  8,206,051
ENGINEERING &
CONSTRUCTION
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.01%
FLUOR CORP.                      1,189  $     33,812          956  $     27,186        2,168  $     61,653
FOSTER WHEELER CORP.               607         3,414          478         2,689          979         5,507
GRANITE CONSTRUCTION INC.          355         8,853            0            --            0            --
JACOBS ENGINEERING GROUP
INC.+                              327         9,176            0            --            0            --
MORRISON KNUDSEN CORP.+             27            54           25            50           42            84
                                        ------------               ------------               ------------
                                        $     55,309               $     29,925               $     67,244
ENTERTAINMENT
PERCENT OF NET ASSETS                          0.07%                      0.09%                      0.10%
ASCENT ENTERTAINMENT
GROUP+                             351  $      5,331          354  $      5,376          700  $     10,631
BOYD GAMING CORP.+                   0            --          368         1,909          719         3,730
GAYLORD ENTERTAINMENT CO.
"A"                                123         3,390          153         4,217          221         6,091
GTECH HOLDINGS CORP.+              877        17,540          804        16,080        2,066        41,320
HARRAH'S ENTERTAINMENT
INC.+                            2,032        38,862        1,432        27,387        3,493        66,804
INTERNATIONAL GAME
TECHNOLOGY INC.+                 1,613        28,732        1,957        34,859        4,672        83,220
LAKES GAMING INC.+                 153         1,205          112           882          199         1,567
MANDALAY RESORT GROUP
INC.+                            2,411        33,905        2,198        30,909        4,712        66,262
METRO-GOLDWYN-MAYER INC.+          903        21,559          413         9,860        1,317        31,443
MGM GRAND INC.                     102         2,027          498         9,898          752        14,946
MIRAGE RESORTS INC.+             3,005        47,704        2,559        40,624        5,314        84,360
PARK PLACE ENTERTAINMENT
CORP.+                           4,986        56,404        3,859        43,655        9,868       111,632
PREMIER PARKS INC.+                300         6,075          200         4,050          500        10,125
SFX ENTERTAINMENT INC.
"A"+                               200         7,700          200         7,700          400        15,400
SPEEDWAY MOTORSPORTS
INC.+                                0            --            0            --          100         3,062
                                        ------------               ------------               ------------
                                        $    270,434               $    237,406               $    550,593
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                          0.05%                      0.05%                      0.06%
ALLIED WASTE INDUSTRIES
INC.+                            2,592  $     14,580        2,400  $     13,500        5,023  $     28,254
IT GROUP INC.+                     120           915            0            --            0            --
REPUBLIC SERVICES INC.
"A"+                               400         4,350          300         3,262          700         7,612
SAFETY-KLEEN CORP.+                965         4,704          773         3,768        1,413         6,888
WASTE MANAGEMENT INC.           10,350       155,250        8,448       126,720       19,034       285,510
                                        ------------               ------------               ------------
                                        $    179,799               $    147,250               $    328,264
FOOD
PERCENT OF NET ASSETS                          0.79%                      0.94%                      1.15%
ALBERTSON'S INC.                 6,993  $    171,329        5,886  $    144,207       13,093  $    320,779
ARCHER-DANIELS-MIDLAND
CO.                             10,323       103,875        9,105        91,619       18,745       188,622
AURORA FOODS INC.+                 300           844          200           562          300           844
BESTFOODS                        4,305       180,541        3,276       137,387        8,139       341,329
CAMPBELL SOUP CO.                6,037       171,300        4,971       141,052       12,449       353,240
CONAGRA INC.                     8,197       134,226        6,663       109,107       14,966       245,068
CORN PRODUCTS
INTERNATIONAL INC.                 610        14,373          508        11,970        1,308        30,820
DEAN FOODS CO.                     958        25,986          815        22,107        2,124        57,613

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
DELHAIZE AMERICA INC. "A"          200  $     3,350          699  $     11,708
DELHAIZE AMERICA INC. "B"          400        7,500          754        14,137
DOLE FOOD CO.                      146        2,245          425         6,534
EARTHGRAINS COMPANY (THE)           56          840          257         3,855
FLEMING COMPANIES INC.               2           31          256         3,952
FLOWERS INDUSTRIES INC.            309        3,998        1,062        13,740
GENERAL MILLS INC.                 200        6,588        1,134        37,351
GREAT ATLANTIC & PACIFIC
TEA CO.                             59        1,383          278         6,516
HANNAFORD BROTHERS CO.             236       16,815          205        14,606
HEINZ (H.J.) CO.                    15          479        1,918        61,256
HERSHEY FOODS CORP.                159        6,986          700        30,756
HORMEL FOODS CORP.                 400        6,675          832        13,884
IBP INC.                           332        4,150          986        12,325
IMPERIAL SUGAR CO.                   0           --            0            --
INTERNATIONAL HOME FOODS
INC.+                                0           --          152         2,574
INTERNATIONAL MULTIFOODS
CORP.                                0           --            0            --
INTERSTATE BAKERIES CORP.            0           --          328         3,751
KEEBLER FOODS CO.+                 200        5,075           88         2,233
KELLOGG CO.                         46        1,164        1,774        44,904
KROGER CO.+                         62          922        4,122        61,315
LANCE INC.                           0           --            0            --
MCCORMICK & CO. INC.               188        5,146          792        21,681
MICHAEL FOODS INC.                   0           --            0            --
MORRISON MANAGEMENT
SPECIALIST INC.                    128        2,864           58         1,298
NABISCO GROUP HOLDINGS
CORP. "A"                           60          517        1,903        16,413
NABISCO HOLDINGS CORP.             100        2,925           76         2,223
QUAKER OATS CO.                    102        5,502          513        27,670
RALSTON PURINA CO.                  95        2,690        1,488        42,129
RUDDICK CORP.                        0           --            0            --
SAFEWAY INC.+                      468       18,047        3,143       121,202
SARA LEE CORP.                     241        3,615        4,136        62,040
SMUCKER (J.M.) CO. "A"             305        5,223            0            --
SUIZA FOODS CORP.+                 200        7,825          152         5,947
SUPERVALU INC.                      86        1,478          754        12,959
SYSCO CORP.                         50        1,641        1,669        54,764
TOOTSIE ROLL INDUSTRIES
INC.                               449       13,330          215         6,383
TYSON FOODS INC. "A"               391        4,032          683         7,043
U.S. FOODSERVICE+                  100        1,769          100         1,769
UNIVERSAL FOODS CORP.              358        6,466          463         8,363
VLASIC FOODS
INTERNATIONAL+                      80          225          318           894
WEIS MARKETS INC.                  200        8,462          176         7,447
WHOLE FOODS MARKET INC.+           200        7,594          352        13,365
WINN-DIXIE STORES INC.             146        2,354          849        13,690
WRIGLEY WILLIAM JR. CO.            134        9,062          529        35,774
                                        -----------               ------------
                                        $   216,234               $  1,077,229
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                         0.10%                      0.20%
BOISE CASCADE CORP.                 59  $     1,759          473  $     14,101
BOWATER INC.                       195        9,592          513        25,233
CHAMPION INTERNATIONAL
CORP.                              122        6,313          561        29,032
CHESAPEAKE CORP.                   256        5,680          176         3,905
CONSOLIDATED PAPERS INC.           172        6,525          657        24,925
CROWN VANTAGE INC.+                 21           38           42            76
DELTIC TIMBER CORP.                140        3,115          145         3,226
FORT JAMES CORP.                    51          959          901        16,950

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
DELHAIZE AMERICA INC. "A"        1,438  $     24,086        1,239  $     20,753        2,996  $     50,183
DELHAIZE AMERICA INC. "B"        1,652        30,975        1,484        27,825        3,388        63,525
DOLE FOOD CO.                    1,234        18,973        1,032        15,867        2,507        38,545
EARTHGRAINS COMPANY (THE)          586         8,790          479         7,185        1,369        20,535
FLEMING COMPANIES INC.             702        10,837          526         8,120        1,165        17,985
FLOWERS INDUSTRIES INC.          2,219        28,708        1,975        25,552        4,541        58,749
GENERAL MILLS INC.               3,990       131,421        3,164       104,214        8,754       288,335
GREAT ATLANTIC & PACIFIC
TEA CO.                            607        14,227          597        13,992          797        18,680
HANNAFORD BROTHERS CO.             628        44,745          572        40,755        1,537       109,511
HEINZ (H.J.) CO.                 5,040       160,965        4,012       128,133       10,461       334,098
HERSHEY FOODS CORP.              2,338       102,726        1,809        79,483        4,103       180,276
HORMEL FOODS CORP.               2,080        34,710        1,922        32,073        4,770        79,599
IBP INC.                         1,636        20,450        2,370        29,625        4,793        59,912
IMPERIAL SUGAR CO.                 117           314          184           494            0            --
INTERNATIONAL HOME FOODS
INC.+                              601        10,179          514         8,706        1,513        25,626
INTERNATIONAL MULTIFOODS
CORP.                              240         2,625            0            --            0            --
INTERSTATE BAKERIES CORP.          852         9,745          871         9,962        2,320        26,535
KEEBLER FOODS CO.+                 175         4,441          793        20,122        1,766        44,812
KELLOGG CO.                      5,616       142,155        4,610       116,691       11,358       287,499
KROGER CO.+                     12,240       182,070        9,638       143,365       24,398       362,920
LANCE INC.                         419         4,295            0            --            0            --
MCCORMICK & CO. INC.             1,451        39,721        1,333        36,491        3,163        86,587
MICHAEL FOODS INC.                 201         4,397            0            --            0            --
MORRISON MANAGEMENT
SPECIALIST INC.                    188         4,206          118         2,640          228         5,102
NABISCO GROUP HOLDINGS
CORP. "A"                        5,345        46,101        4,626        39,899       13,833       119,310
NABISCO HOLDINGS CORP.             463        13,543          268         7,839          430        12,577
QUAKER OATS CO.                  1,680        90,615        1,380        74,434        3,894       210,033
RALSTON PURINA CO.               4,801       135,928        3,390        95,979        8,739       247,423
RUDDICK CORP.                      626         8,412          468         6,289            0            --
SAFEWAY INC.+                    8,640       333,180        7,143       275,452       16,069       619,661
SARA LEE CORP.                  12,959       194,385       10,376       155,640       26,864       402,960
SMUCKER (J.M.) CO. "A"             382         6,542          295         5,052            0            --
SUIZA FOODS CORP.+                 501        19,602          514        20,110        1,402        54,853
SUPERVALU INC.                   2,150        36,953        1,837        31,573        3,712        63,800
SYSCO CORP.                      4,885       160,289        3,703       121,505        9,334       306,272
TOOTSIE ROLL INDUSTRIES
INC.                               490        14,547          301         8,936          904        26,838
TYSON FOODS INC. "A"             1,337        13,788        1,026        10,581        5,009        51,655
U.S. FOODSERVICE+                  400         7,075          300         5,306          700        12,381
UNIVERSAL FOODS CORP.              717        12,951          673        12,156        1,249        22,560
VLASIC FOODS
INTERNATIONAL+                     829         2,332          749         2,107        1,792         5,040
WEIS MARKETS INC.                   63         2,666          268        11,340          318        13,455
WHOLE FOODS MARKET INC.+           701        26,616          625        23,730        1,425        54,106
WINN-DIXIE STORES INC.           2,513        40,522        2,150        34,669        4,536        73,143
WRIGLEY WILLIAM JR. CO.          1,544       104,413        1,149        77,701        3,444       232,901
                                        ------------               ------------               ------------
                                        $  3,108,695               $  2,550,357               $  6,226,297
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                          0.31%                      0.36%                      0.40%
BOISE CASCADE CORP.                812  $     24,208          866  $     25,818        1,553  $     46,299
BOWATER INC.                     1,460        71,814        1,146        56,369        2,904       142,840
CHAMPION INTERNATIONAL
CORP.                            1,672        86,526        1,308        67,689        2,864       148,212
CHESAPEAKE CORP.                   316         7,011          237         5,258          674        14,954
CONSOLIDATED PAPERS INC.         1,638        62,142        1,311        49,736        2,962       112,371
CROWN VANTAGE INC.+                 91           165           72           130          117           212
DELTIC TIMBER CORP.                269         5,985          178         3,960          295         6,564
FORT JAMES CORP.                 3,534        66,483        2,749        51,716        6,283       118,199

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
GEORGIA-PACIFIC
(GEORGIA-PACIFIC GROUP)            244  $     8,464        1,346  $     46,689
GEORGIA-PACIFIC (TIMBER
GROUP)                             337        7,435        1,226        27,049
GLATFELTER (P.H.) CO.              486        5,953          246         3,013
INTERNATIONAL PAPER CO.            318       11,706        2,466        90,780
LOUISIANA-PACIFIC CORP.             63          744          392         4,631
MEAD CORP.                         102        3,054          635        19,010
POTLATCH CORP.                       2           76          230         8,740
SCHWEITZER-MAUDUIT
INTERNATIONAL INC.                  20          273           81         1,104
TEMPLE-INLAND INC.                  49        2,505          455        23,262
WAUSAU-MOSINEE PAPER
CORP.                              392        5,120          278         3,631
WESTVACO CORP.                      56        1,543          652        17,971
WEYERHAEUSER CO.                   259       13,290        1,369        70,247
WILLAMETTE INDUSTRIES
INC.                               109        3,699          670        22,738
                                        -----------               ------------
                                        $    97,843               $    456,313
GAS
PERCENT OF NET ASSETS                         0.03%                      0.03%
AGL RESOURCES INC.                 538  $     9,180          387  $      6,603
EASTERN ENTERPRISES                 39        2,257          180        10,418
INDIANA ENERGY INC.                  0           --            0            --
KEYSPAN CORP.                        0           --            0            --
MCN ENERGY GROUP INC.                0           --            0            --
NICOR INC.                          44        1,337          320         9,720
ONEOK INC.                          49        1,112          225         5,105
PEOPLES ENERGY CORP.                53        1,534          245         7,090
SEMPRA ENERGY                       48          864        1,463        26,334
WASHINGTON GAS LIGHT CO.           464       11,078          317         7,568
                                        -----------               ------------
                                        $    27,362               $     72,838
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                         0.02%                      0.02%
BLACK & DECKER CORP.               116  $     3,821          516  $     16,996
KENNAMETAL INC.                    300        6,975          264         6,138
MILACRON INC.                        0           --          337         4,676
SNAP-ON INC.                        38          829          347         7,569
SPX CORP.+                          33        2,873           43         3,744
STANLEY WORKS (THE)                 92        2,116          431         9,913
                                        -----------               ------------
                                        $    16,614               $     49,036
HEALTH CARE
PERCENT OF NET ASSETS                         0.34%                      0.75%
ALLERGAN INC.                      110  $     5,534          748  $     37,634
APRIA HEALTHCARE GROUP,
INC.+                              500        7,125          528         7,524
ARROW INTERNATIONAL INC.             0           --           88         3,476
BARD (C.R.) INC.                    43        1,698          435        17,182
BAUSCH & LOMB INC.                  46        2,426          461        24,318
BAXTER INTERNATIONAL INC.          205       11,172        1,732        94,394
BECKMAN COULTER INC.               194        9,336          196         9,432
BECTON DICKINSON & CO.              78        2,423        1,524        47,339
BEVERLY ENTERPRISES INC.+          575        1,509        1,360         3,570
BIOMET INC.                        112        3,696          576        19,008
BOSTON SCIENTIFIC CORP.+            12          219        2,131        38,891
COLUMBIA/HCA HEALTHCARE
CORP.                              340        6,566        4,264        82,349
COVANCE INC.+                      190        2,707          511         7,282
FOUNDATION HEALTH
SYSTEMS+                           391        3,250        1,443        11,995
GENZYME SURGICAL
PRODUCTS+                           22          280          124         1,565

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
GEORGIA-PACIFIC
(GEORGIA-PACIFIC GROUP)          2,948  $    102,259        2,512  $     87,135        5,274  $    182,942
GEORGIA-PACIFIC (TIMBER
GROUP)                           2,557        56,414        1,639        36,160        4,978       109,827
GLATFELTER (P.H.) CO.              674         8,256          437         5,353          780         9,555
INTERNATIONAL PAPER CO.          6,968       256,509        5,785       212,960       12,984       477,973
LOUISIANA-PACIFIC CORP.          1,801        21,274        1,534        18,120        3,271        38,639
MEAD CORP.                       1,846        55,265        1,310        39,218        2,762        82,687
POTLATCH CORP.                     520        19,760          512        19,456          485        18,430
SCHWEITZER-MAUDUIT
INTERNATIONAL INC.                 188         2,562          157         2,139          310         4,224
TEMPLE-INLAND INC.                 906        46,319          739        37,781        1,565        80,011
WAUSAU-MOSINEE PAPER
CORP.                              501         6,544          363         4,742          328         4,284
WESTVACO CORP.                   1,928        53,140        1,327        36,575        2,724        75,080
WEYERHAEUSER CO.                 3,919       201,094        3,256       167,074        7,237       371,349
WILLAMETTE INDUSTRIES
INC.                             1,882        63,870        1,413        47,954        3,326       112,876
                                        ------------               ------------               ------------
                                        $  1,217,600               $    975,343               $  2,157,528
GAS
PERCENT OF NET ASSETS                          0.05%                      0.06%                      0.05%
AGL RESOURCES INC.                 699  $     11,927          498  $      8,497          459  $      7,832
EASTERN ENTERPRISES                411        23,787          372        21,530          601        34,783
INDIANA ENERGY INC.                411         6,710            0            --            0            --
KEYSPAN CORP.                      630        12,836            0            --            0            --
MCN ENERGY GROUP INC.              815        19,611            0            --            0            --
NICOR INC.                         779        23,662          691        20,989        1,239        37,635
ONEOK INC.                         483        10,958          487        11,049          545        12,365
PEOPLES ENERGY CORP.               549        15,887          567        16,408          761        22,021
SEMPRA ENERGY                    3,953        71,154        3,459        62,262        6,980       125,640
WASHINGTON GAS LIGHT CO.           547        13,060          405         9,669          389         9,287
                                        ------------               ------------               ------------
                                        $    209,592               $    150,404               $    249,563
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                          0.03%                      0.04%                      0.05%
BLACK & DECKER CORP.             1,402  $     46,178        1,224  $     40,316        2,579  $     84,946
KENNAMETAL INC.                    360         8,370          268         6,231          630        14,647
MILACRON INC.                      577         8,006          462         6,410          835        11,586
SNAP-ON INC.                       731        15,945          762        16,621        1,643        35,838
SPX CORP.+                         255        22,201          217        18,893          540        47,014
STANLEY WORKS (THE)              1,414        32,522          872        20,056        2,415        55,545
                                        ------------               ------------               ------------
                                        $    133,222               $    108,527               $    249,576
HEALTH CARE
PERCENT OF NET ASSETS                          1.15%                      1.39%                      1.74%
ALLERGAN INC.                    1,698  $     85,431        1,546  $     77,783        3,676  $    184,949
APRIA HEALTHCARE GROUP,
INC.+                              701         9,989          714        10,174        1,248        17,784
ARROW INTERNATIONAL INC.             0            --            0            --          177         6,991
BARD (C.R.) INC.                   773        30,533          867        34,246        1,621        64,029
BAUSCH & LOMB INC.                 915        48,266          755        39,826        1,585        83,609
BAXTER INTERNATIONAL INC.        4,870       265,415        4,056       221,052        9,083       495,023
BECKMAN COULTER INC.               545        26,228          519        24,977        1,484        71,417
BECTON DICKINSON & CO.           4,192       130,214        3,380       104,991        8,175       253,936
BEVERLY ENTERPRISES INC.+        2,642         6,935        2,459         6,455        5,535        14,529
BIOMET INC.                      1,801        59,433        1,427        47,091        3,410       112,530
BOSTON SCIENTIFIC CORP.+         6,947       126,783        5,549       101,269       12,628       230,461
COLUMBIA/HCA HEALTHCARE
CORP.                           10,471       202,221        9,217       178,003       19,454       375,705
COVANCE INC.+                      902        12,853          583         8,308        1,354        19,294
FOUNDATION HEALTH
SYSTEMS+                         2,702        22,460        2,522        20,964        5,571        46,309
GENZYME SURGICAL
PRODUCTS+                           59           745          165         2,083          243         3,068

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
GUIDANT CORP.+                     157  $    10,578        1,428  $     96,211
HEALTH MANAGEMENT
ASSOCIATES INC. "A"+               962       10,341        2,095        22,521
HEALTHSOUTH CORP.+                 190          926        2,700        13,163
HILLENBRAND INDUSTRIES
INC.                               200        6,075          328         9,963
HUMANA INC.+                        67          456        1,000         6,813
IDEXX LABORATORIES INC.+           400       11,825          440        13,007
JOHNSON & JOHNSON                  740       53,095        6,693       480,223
LABORATORY CORPORATION OF
AMERICA HOLDINGS+                  660        2,640          367         1,468
LIFEPOINT HOSPITALS INC.+            0           --          141         2,124
LINCARE HOLDINGS INC.+               0           --          340         7,969
MALLINCKRODT INC.                   77        1,896          459        11,303
MANOR CARE INC.+                     1            9          651         5,656
MEDTRONIC INC.                   1,682       81,472        7,618       368,997
MID ATLANTIC MEDICAL
SERVICES INC.+                     400        3,275          440         3,603
NOVACARE INC.+                       0           --            0            --
OAKLEY INC.+                       600        5,175          528         4,554
OXFORD HEALTH PLANS INC.+          400        6,175          880        13,585
PACIFICARE HEALTH SYSTEMS
INC. "A"+                          286       12,995          222        10,087
QUEST DIAGNOSTICS INC.+             46        1,578          211         7,240
QUORUM HEALTH GROUP INC.+           50          445          584         5,201
ST. JUDE MEDICAL INC.+             132        3,448          461        12,044
STERIS CORP.+                      200        1,937          880         8,525
STRYKER CORP.                      348       20,358          710        41,535
TENET HEALTHCARE CORP.+             34          595        1,952        34,160
THERMO CARDIOSYSTEMS
INC.+                              150        2,194          220         3,217
THERMOLASE CORP.+                    0           --           88           170
TOTAL RENAL CARE
HOLDINGS+                            0           --          980         2,940
TRIAD HOSPITALS INC.+                0           --          241         3,856
TRIGON HEALTHCARE INC.+              0           --          328        10,475
UNITED HEALTHCARE CORP.            157        8,027        1,444        73,825
UNIVERSAL HEALTH
SERVICES+                          200        7,775          152         5,909
VARIAN MEDICAL SYSTEMS
INC.+                              177        7,069          431        17,213
VENCOR INC.+                       500           90          616           111
VISX INC.+                           0           --          100         1,694
WELLPOINT HEALTH NETWORKS
INC.+                                0           --          340        22,950
                                        -----------               ------------
                                        $   318,390               $  1,728,271
HOLDING
COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                         0.01%                      0.10%
BERKSHIRE HATHAWAY INC.
"A"+                                 0  $        --            5  $    220,000
BERKSHIRE HATHAWAY INC.
"B"+                                 9       12,960            3         4,320
                                        -----------               ------------
                                        $    12,960               $    224,320
HOME BUILDERS
PERCENT OF NET ASSETS                         0.01%                      0.02%
CENTEX CORP.                       104  $     2,048          468  $      9,214
CHAMPION ENTERPRISES
INC.+                                0           --            0            --
CLAYTON HOMES INC.                 557        4,526        1,421        11,546
FLEETWOOD ENTERPRISES
INC.                                32          494          313         4,832
KAUFMAN & BROAD HOME
CORP.                               49          937          298         5,699
OAKWOOD HOMES CORP.                200          512          616         1,578
PULTE CORP.                         90        1,513          344         5,784
SKYLINE CORP.                       20          430           39           838
                                        -----------               ------------
                                        $    10,460               $     39,491

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
GUIDANT CORP.+                   4,474  $    301,436        3,254  $    219,238        9,361  $    630,697
HEALTH MANAGEMENT
ASSOCIATES INC. "A"+             4,364        46,913        3,676        39,517       12,290       132,117
HEALTHSOUTH CORP.+               6,907        33,672        6,304        30,732       12,065        58,817
HILLENBRAND INDUSTRIES
INC.                               689        20,928          604        18,346        2,473        75,117
HUMANA INC.+                     2,722        18,544        2,457        16,738        4,455        30,350
IDEXX LABORATORIES INC.+           701        20,723          536        15,845          983        29,060
JOHNSON & JOHNSON               20,535     1,473,386       16,820     1,206,835       44,432     3,187,996
LABORATORY CORPORATION OF
AMERICA HOLDINGS+                1,014         4,056          710         2,840        1,281         5,124
LIFEPOINT HOSPITALS INC.+          572         8,580          436         6,567        1,087        16,305
LINCARE HOLDINGS INC.+             601        14,086          614        14,391        1,600        37,500
MALLINCKRODT INC.                  998        24,576          870        21,424        1,927        47,452
MANOR CARE INC.+                 1,894        16,454        1,487        12,918        4,622        40,154
MEDTRONIC INC.                  17,488       847,075       16,154       782,459       38,738     1,876,372
MID ATLANTIC MEDICAL
SERVICES INC.+                     714         5,846          446         3,652        1,248        10,218
NOVACARE INC.+                     954           170          734           131            0            --
OAKLEY INC.+                     1,152         9,936          814         7,021        1,160        10,005
OXFORD HEALTH PLANS INC.+        1,665        25,703        1,696        26,182        3,468        53,537
PACIFICARE HEALTH SYSTEMS
INC. "A"+                        1,051        47,755          667        30,307        1,469        66,748
QUEST DIAGNOSTICS INC.+            451        15,475          347        11,906          829        28,445
QUORUM HEALTH GROUP INC.+        1,164        10,367          948         8,443        2,243        19,977
ST. JUDE MEDICAL INC.+           1,480        38,665        1,004        26,230        2,185        57,083
STERIS CORP.+                    1,678        16,256        1,607        15,568        3,368        32,627
STRYKER CORP.                    1,487        86,989        1,139        66,631        4,186       244,881
TENET HEALTHCARE CORP.+          5,133        89,827        4,244        74,270        9,220       161,350
THERMO CARDIOSYSTEMS
INC.+                              263         3,846          268         3,920          498         7,283
THERMOLASE CORP.+                    0            --            0            --          365           707
TOTAL RENAL CARE
HOLDINGS+                          100           300            0            --          188           564
TRIAD HOSPITALS INC.+              572         9,152          526         8,416        1,087        17,392
TRIGON HEALTHCARE INC.+            200         6,387          100         3,194          400        12,775
UNITED HEALTHCARE CORP.          3,249       166,105        2,667       136,350        5,992       306,341
UNIVERSAL HEALTH
SERVICES+                          501        19,476          514        19,982        1,313        51,043
VARIAN MEDICAL SYSTEMS
INC.+                              820        32,749          795        31,750        1,659        66,256
VENCOR INC.+                     1,315           237        1,053           190        2,185           393
VISX INC.+                         400         6,775          200         3,387          400         6,775
WELLPOINT HEALTH NETWORKS
INC.+                            1,051        70,942          757        51,097        1,785       120,487
                                        ------------               ------------               ------------
                                        $  4,520,893               $  3,793,699               $  9,421,582
HOLDING
COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                          0.13%                      0.13%                      0.20%
BERKSHIRE HATHAWAY INC.
"A"+                                11  $    484,000            8  $    352,000           24  $  1,056,000
BERKSHIRE HATHAWAY INC.
"B"+                                21        30,240            4         5,760           26        37,440
                                        ------------               ------------               ------------
                                        $    514,240               $    357,760               $  1,093,440
HOME BUILDERS
PERCENT OF NET ASSETS                          0.02%                      0.02%                      0.03%
CENTEX CORP.                       760  $     14,963          689  $     13,565        1,647  $     32,425
CHAMPION ENTERPRISES
INC.+                              100           631            0            --          188         1,187
CLAYTON HOMES INC.               2,888        23,465        2,612        21,223        6,138        49,871
FLEETWOOD ENTERPRISES
INC.                               498         7,688          455         7,024          780        12,041
KAUFMAN & BROAD HOME
CORP.                              614        11,743          437         8,358          819        15,663
OAKWOOD HOMES CORP.              1,239         3,175        1,171         3,001        2,408         6,170
PULTE CORP.                        666        11,197          527         8,860          991        16,661
SKYLINE CORP.                      195         4,192           70         1,505          117         2,515
                                        ------------               ------------               ------------
                                        $     77,054               $     63,536               $    136,533

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
HOME FURNISHINGS
PERCENT OF NET ASSETS                         0.02%                      0.04%
BASSETT FURNITURE
INDUSTRIES INC.                     25  $       337           44  $        594
ETHAN ALLEN INTERIORS
INC.                               300        6,994          278         6,481
FURNITURE BRANDS
INTERNATIONAL INC.+                  0           --          200         3,212
LEGGETT & PLATT INC.               296        4,976        1,980        33,289
MAYTAG CORP.                        96        2,538          424        11,210
SUNBEAM CORP.+                     300        1,237        1,155         4,764
SUNBEAM CORP. WARRANTS
(EXPIRE 08/24/03)+                   0           --           67            84
WHIRLPOOL CORP.                     73        3,965          480        26,070
ZENITH ELECTRONICS CORP.+           44            1           89             1
                                        -----------               ------------
                                        $    20,048               $     85,705
HOUSEHOLD PRODUCTS /
WARES
PERCENT OF NET ASSETS                         0.04%                      0.08%
AMERICAN GREETINGS CORP.
"A"                                123  $     2,122          480  $      8,280
AVERY DENNISON CORP.                70        4,248          516        31,315
BLYTH INDUSTRIES INC.+               0           --            0            --
CLOROX CO.                         256       10,352        1,220        49,334
DIAL CORP.                         436        6,267        1,026        14,749
ENESCO GROUP INC.                  220        1,595          150         1,087
ENNIS BUSINESS FORMS INC.            0           --            0            --
FORTUNE BRANDS INC.                180        3,938        1,251        27,366
GIBSON GREETINGS INC.+               0           --            0            --
HARLAND (JOHN H.) CO.               55          849          218         3,365
JOSTENS INC.                        77        1,853           65         1,564
NATIONAL PRESTO
INDUSTRIES INC.                      0           --            0            --
NEWELL RUBBERMAID INC.               5          116        1,297        29,993
PENNZOIL-QUAKER STATE CO.            0           --          398         3,482
STANDARD REGISTER CO.              301        4,101            0            --
TUPPERWARE CORP.                    63        1,083          370         6,359
WALLACE COMPUTER SERVICES
INC.                                90          939          176         1,837
WATER PIK TECHNOLOGIES
INC.+                                0           --           62           419
                                        -----------               ------------
                                        $    37,463               $    179,150
INSURANCE
PERCENT OF NET ASSETS                         0.39%                      0.97%
AETNA INC.                         154  $     6,333          835  $     34,339
AFLAC INC.                         262        9,579        2,957       108,115
ALLEGHANY CORP.+                     2          372          104        19,338
ALLMERICA FINANCIAL CORP.           24        1,002          630        26,302
ALLSTATE CORP.                     614       11,973        5,112        99,684
AMBAC FINANCIAL GROUP
INC.                               300       13,181          516        22,672
AMERICAN FINANCIAL GROUP
INC.                               304        6,384          143         3,003
AMERICAN GENERAL CORP.             226       11,794        1,718        89,658
AMERICAN INTERNATIONAL
GROUP                            1,195      105,683        9,957       880,572
AMERICAN NATIONAL
INSURANCE CO.                      100        5,850           88         5,148
AON CORP.                          245        5,130        1,543        32,296
ARGONAUT GROUP INC.                  0           --           88         1,672
CHICAGO TITLE CORP.                106        4,929          181         8,416
CHUBB CORP.                        195        9,592        1,154        56,762
CIGNA CORP.                        217       16,017        1,453       107,250
CINCINNATI FINANCIAL
CORP.                              120        3,585        1,168        34,894
CNA FINANCIAL CORP.+               200        5,400           76         2,052
CONSECO INC.                         2           29        1,882        27,524

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
HOME FURNISHINGS
PERCENT OF NET ASSETS                          0.05%                      0.06%                      0.08%
BASSETT FURNITURE
INDUSTRIES INC.                    175  $      2,362          107  $      1,444          182  $      2,457
ETHAN ALLEN INTERIORS
INC.                             1,001        23,336        1,071        24,968        2,119        49,399
FURNITURE BRANDS
INTERNATIONAL INC.+                300         4,819          100         1,606          200         3,212
LEGGETT & PLATT INC.             3,388        56,961        2,994        50,337        9,249       155,499
MAYTAG CORP.                       969        25,618        1,024        27,072        2,409        63,688
SUNBEAM CORP.+                   2,028         8,365        1,975         8,147        4,475        18,459
SUNBEAM CORP. WARRANTS
(EXPIRE 08/24/03)+                   0            --            0            --           67            84
WHIRLPOOL CORP.                  1,210        65,718          968        52,574        2,189       118,890
ZENITH ELECTRONICS CORP.+          279             4          230             4          367             6
                                        ------------               ------------               ------------
                                        $    187,183               $    166,152               $    411,694
HOUSEHOLD PRODUCTS /
WARES
PERCENT OF NET ASSETS                          0.13%                      0.16%                      0.19%
AMERICAN GREETINGS CORP.
"A"                                991  $     17,095          857  $     14,783        2,015  $     34,759
AVERY DENNISON CORP.             1,402        85,084        1,144        69,427        3,428       208,037
BLYTH INDUSTRIES INC.+             100         2,244          100         2,244          200         4,487
CLOROX CO.                       3,924       158,677        3,232       130,694        7,202       291,231
DIAL CORP.                       1,877        26,982        2,414        34,701        5,606        80,586
ENESCO GROUP INC.                  262         1,899          191         1,385          186         1,349
ENNIS BUSINESS FORMS INC.          216         1,579            0            --            0            --
FORTUNE BRANDS INC.              2,834        61,994        2,369        51,822        5,027       109,966
GIBSON GREETINGS INC.+             314         2,532            0            --            0            --
HARLAND (JOHN H.) CO.              543         8,383          550         8,491          997        15,391
JOSTENS INC.                       480        11,550          372         8,951          948        22,811
NATIONAL PRESTO
INDUSTRIES INC.                    102         3,226           72         2,277            0            --
NEWELL RUBBERMAID INC.           4,627       106,999        3,756        86,857        8,504       196,655
PENNZOIL-QUAKER STATE CO.        1,283        11,226          986         8,628        1,454        12,722
STANDARD REGISTER CO.              379         5,164          279         3,801            0            --
TUPPERWARE CORP.                 1,006        17,291          794        13,647        1,927        33,120
WALLACE COMPUTER SERVICES
INC.                               263         2,745          277         2,891          718         7,494
WATER PIK TECHNOLOGIES
INC.+                              165         1,112          143           965          287         1,937
                                        ------------               ------------               ------------
                                        $    525,782               $    441,564               $  1,020,545
INSURANCE
PERCENT OF NET ASSETS                          1.41%                      1.76%                      1.95%
AETNA INC.                       2,428  $     99,852        1,961  $     80,646        4,519  $    185,844
AFLAC INC.                       4,848       177,255        4,458       162,996        9,691       354,327
ALLEGHANY CORP.+                   106        19,709          106        19,709           10         1,859
ALLMERICA FINANCIAL CORP.        1,484        61,957        1,214        50,684        1,151        48,054
ALLSTATE CORP.                  13,571       264,634       11,551       225,244       25,189       491,185
AMBAC FINANCIAL GROUP
INC.                               952        41,828          971        42,663        3,480       152,902
AMERICAN FINANCIAL GROUP
INC.                               688        14,448          700        14,700        1,837        38,577
AMERICAN GENERAL CORP.           4,152       216,682        3,696       192,885        7,718       402,783
AMERICAN INTERNATIONAL
GROUP                           26,437     2,338,022       22,197     1,963,047       50,452     4,461,849
AMERICAN NATIONAL
INSURANCE CO.                      163         9,535          368        21,528          330        19,305
AON CORP.                        4,099        85,812        3,588        75,113        7,671       160,612
ARGONAUT GROUP INC.                  0            --          179         3,401          265         5,035
CHICAGO TITLE CORP.                361        16,786          725        33,712          817        37,990
CHUBB CORP.                      2,913       143,283        2,470       121,493        5,442       267,678
CIGNA CORP.                      3,421       252,513        3,176       234,429        6,320       466,495
CINCINNATI FINANCIAL
CORP.                            2,780        83,053        2,365        70,654        5,015       149,823
CNA FINANCIAL CORP.+               151         4,077          514        13,878        1,402        37,854
CONSECO INC.                     5,311        77,673        4,375        63,984        9,645       141,058

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
EVEREST RE GROUP LTD.              100  $     2,456          416  $     10,218
FINANCIAL SECURITY
ASSURANCE HOLDINGS LTD.              0           --            0            --
FIRST AMERICAN FINANCIAL
CORP.                              100        1,162          616         7,161
FREMONT GENERAL CORP.              300        2,175          804         5,829
HANCOCK (JOHN) FINANCIAL
SERVICES+                            0           --            0            --
HARTFORD FINANCIAL
SERVICES GROUP INC.                192        6,000        1,547        48,344
HARTFORD LIFE INC. "A"               0           --            0            --
HIGHLANDS INSURANCE GROUP
INC.+                               37          301           67           544
HORACE MANN EDUCATORS
CORP.                              300        4,650          616         9,548
HSB GROUP INC.                     345        8,539          170         4,207
JEFFERSON-PILOT CORP.              140        7,289          618        32,175
LEUCADIA NATIONAL CORP.              0           --          328         7,011
LINCOLN NATIONAL CORP.             238        6,619        1,432        39,828
LOEWS CORP.                        135        6,007          733        32,618
MARSH & MCLENNAN
COMPANIES INC.                     220       17,023        1,577       122,020
MBIA INC.                           94        3,607          624        23,946
MERCURY GENERAL CORP.              200        4,537          152         3,448
MGIC INVESTMENT CORP.               95        3,551          734        27,433
MONY GROUP INC.                      0           --            0            --
OHIO CASUALTY CORP.                500        6,187          504         6,237
OLD REPUBLIC
INTERNATIONAL CORP.                525        6,136        1,506        17,601
PMI GROUP INC. (THE)               150        5,447          228         8,279
PROGRESSIVE CORPORATION             75        4,462          425        25,287
PROTECTIVE LIFE CORP.              100        2,200          692        15,224
RADIAN GROUP INC.                  100        3,469          264         9,157
REINSURANCE GROUP OF
AMERICA INC.                         0           --          528         9,009
RELIANCE GROUP HOLDINGS
INC.                               100          444          892         3,958
RELIASTAR FINANCIAL CORP.          400       11,175        1,056        29,502
SAFECO CORP.                       156        3,276          843        17,703
ST. PAUL COMPANIES INC.            164        3,669        1,470        32,891
TORCHMARK CORP.                    142        2,813          832        16,484
TRANSATLANTIC HOLDINGS
INC.                               126        8,875          220        15,496
TRAVELERS PROPERTY
CASUALTY CORP.                       0           --          188         5,945
21ST CENTURY INSURANCE
GROUP                                0           --        1,044        18,400
UICI+                              200        1,737          528         4,620
UNITRIN INC.                       300       10,181          604        20,498
UNUMPROVIDENT CORP.                269        3,598        1,754        23,460
WESCO FINANCIAL CORP.                0           --            0            --
WHITE MOUNTAINS INSURANCE
GROUP INC.                           0           --            0            --
                                        -----------               ------------
                                        $   364,418               $  2,213,778
IRON / STEEL
PERCENT OF NET ASSETS                         0.02%                      0.03%
AK STEEL HOLDING CORP.              42  $       349          316  $      2,627
ALLEGHENY TECHNOLOGIES
INC.                                41          694          629        10,654
BETHLEHEM STEEL CORP.+               7           40          603         3,430
LTV CORP.                          900        2,981        1,408         4,664
NUCOR CORP.                        121        6,012          499        24,794
OREGON STEEL MILLS INC.              0           --            0            --
RYERSON TULL INC.                  207        2,743          381         5,048
STEEL DYNAMICS INC.+                 0           --          264         4,059
USX-U.S. STEEL GROUP INC.          126        2,756          455         9,953
                                        -----------               ------------
                                        $    15,575               $     65,229

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
EVEREST RE GROUP LTD.            1,040  $     25,545          971  $     23,850        2,396  $     58,852
FINANCIAL SECURITY
ASSURANCE HOLDINGS LTD.            100         4,500            0            --          100         4,500
FIRST AMERICAN FINANCIAL
CORP.                            1,240        14,415          961        11,172          200         2,325
FREMONT GENERAL CORP.            1,327         9,621        1,150         8,337        2,473        17,929
HANCOCK (JOHN) FINANCIAL
SERVICES+                        1,300        20,637            0            --        4,500        71,437
HARTFORD FINANCIAL
SERVICES GROUP INC.              3,730       116,562        3,396       106,125        6,860       214,375
HARTFORD LIFE INC. "A"             100         3,537          100         3,537          100         3,537
HIGHLANDS INSURANCE GROUP
INC.+                              151         1,227          121           983          191         1,552
HORACE MANN EDUCATORS
CORP.                            1,240        19,220        1,161        17,995        2,685        41,617
HSB GROUP INC.                     556        13,761          546        13,514        1,428        35,343
JEFFERSON-PILOT CORP.            1,765        91,890        1,462        76,115        3,124       162,643
LEUCADIA NATIONAL CORP.            852        18,211          871        18,618        2,308        49,333
LINCOLN NATIONAL CORP.           3,228        89,779        2,910        80,934        5,902       164,149
LOEWS CORP.                      1,907        84,861        1,567        69,731        3,363       149,653
MARSH & MCLENNAN
COMPANIES INC.                   4,550       352,056        3,783       292,710        8,450       653,819
MBIA INC.                        1,802        69,152        1,370        52,574        2,860       109,753
MERCURY GENERAL CORP.              501        11,366          514        11,661        1,325        30,061
MGIC INVESTMENT CORP.            1,911        71,424        1,463        54,680        3,339       124,795
MONY GROUP INC.                    200         5,725          100         2,862          400        11,450
OHIO CASUALTY CORP.              1,102        13,637          928        11,484        2,704        33,462
OLD REPUBLIC
INTERNATIONAL CORP.              3,124        36,512        2,824        33,005        6,438        75,244
PMI GROUP INC. (THE)               621        22,550          504        18,302        1,722        62,530
PROGRESSIVE CORPORATION          1,224        72,828          918        54,621        2,101       125,009
PROTECTIVE LIFE CORP.            1,302        28,644        1,239        27,258        3,026        66,572
RADIAN GROUP INC.                  526        18,246          536        18,592        1,348        46,759
REINSURANCE GROUP OF
AMERICA INC.                         0            --            0            --          100         1,706
RELIANCE GROUP HOLDINGS
INC.                             1,778         7,890        1,518         6,736        3,456        15,336
RELIASTAR FINANCIAL CORP.        1,865        52,103        1,796        50,176        4,881       136,363
SAFECO CORP.                     2,167        45,507        2,038        42,798        4,378        91,938
ST. PAUL COMPANIES INC.          3,898        87,218        3,270        73,166        6,978       156,133
TORCHMARK CORP.                  2,366        46,876        2,063        40,873        4,304        85,273
TRANSATLANTIC HOLDINGS
INC.                               366        25,780          437        30,781          836        58,886
TRAVELERS PROPERTY
CASUALTY CORP.                     300         9,487          268         8,475          500        15,812
21ST CENTURY INSURANCE
GROUP                            2,016        35,532        1,864        32,853          288         5,076
UICI+                              877         7,674          804         7,035        2,143        18,751
UNITRIN INC.                     1,402        47,580        1,328        45,069        2,926        99,301
UNUMPROVIDENT CORP.              3,849        51,480        3,475        46,478        7,043        94,200
WESCO FINANCIAL CORP.                0            --            0            --           88        19,778
WHITE MOUNTAINS INSURANCE
GROUP INC.                           0            --            0            --          100        11,025
                                        ------------               ------------               ------------
                                        $  5,540,152               $  4,783,866               $ 10,549,507
IRON / STEEL
PERCENT OF NET ASSETS                          0.05%                      0.05%                      0.06%
AK STEEL HOLDING CORP.             684  $      5,688          582  $      4,838        1,366  $     11,353
ALLEGHENY TECHNOLOGIES
INC.                             1,611        27,286        1,406        23,814        2,819        47,747
BETHLEHEM STEEL CORP.+           2,316        13,172        2,002        11,386        3,709        21,095
LTV CORP.                        2,730         9,043        2,511         8,318        6,153        20,382
NUCOR CORP.                      1,516        75,326        1,135        56,395        2,582       128,293
OREGON STEEL MILLS INC.            262         1,081          178           734            0            --
RYERSON TULL INC.                1,298        17,198        1,132        14,999        2,371        31,416
STEEL DYNAMICS INC.+               526         8,087          357         5,489          983        15,114
USX-U.S. STEEL GROUP INC.        1,599        34,978        1,069        23,384        2,147        46,966
                                        ------------               ------------               ------------
                                        $    191,859               $    149,357               $    322,366

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
LEISURE TIME
PERCENT OF NET ASSETS                         0.08%                      0.12%
AMF BOWLING INC.+                    0  $        --          176  $        572
BALLY TOTAL FITNESS
HOLDING CORP.+                      26          699           67         1,801
BRUNSWICK CORP.                    126        2,229          595        10,524
CALLAWAY GOLF CO.                  296        3,552          950        11,400
CARNIVAL CORP. "A"                 570       16,423        4,302       123,951
GALILEO INTERNATIONAL
INC.                               200        3,400          240         4,080
HARLEY-DAVIDSON INC.               736       50,140        1,670       113,769
NAVIGANT INTERNATIONAL
INC.+                                0           --           81           810
SABRE HOLDINGS CORP.+                0           --          176         7,062
                                        -----------               ------------
                                        $    76,443               $    273,969
LODGING
PERCENT OF NET ASSETS                         0.04%                      0.05%
CHOICE HOTELS
INTERNATIONAL INC.+                 59  $       981          444  $      7,381
CRESTLINE CAPITAL CORP.+           100        1,812          185         3,353
EXTENDED STAY AMERICA
INC.+                              400        2,600          880         5,720
HILTON HOTELS CORP.                440        3,080        2,206        15,442
HOMESTEAD VILLAGE INC.+             75          164           76           166
INTERSTATE HOTELS CORP.+            25           78           63           197
MARRIOTT INTERNATIONAL
INC.                               296        8,159        1,412        38,918
STARWOOD HOTELS & RESORTS
WORLDWIDE INC.                     864       19,386        1,782        39,984
SUNBURST HOSPITALITY
CORP.+                              19           93          147           717
WYNDHAM INTERNATIONAL
INC. "A"+                          751        1,784        1,911         4,539
                                        -----------               ------------
                                        $    38,137               $    116,417
MACHINERY
PERCENT OF NET ASSETS                         0.09%                      0.17%
AGCO CORP.                         300  $     3,300          792  $      8,712
BRIGGS & STRATTON CORP.             42        1,404          158         5,283
CATERPILLAR INC.                   310       10,869        2,209        77,453
COGNEX CORP.+                        0           --          264        11,599
CUMMINS ENGINE COMPANY
INC.                                25          833          288         9,594
DEERE & CO.                        189        6,757        1,794        64,135
DOVER CORP.                        185        7,134        1,493        57,574
FLOWSERVE CORP.                    200        2,300          528         6,072
HARNISCHFEGER INDUSTRIES
INC.+                               40           30          175           131
IMATION CORP.+                     276        8,539          454        14,046
INGERSOLL-RAND CO.                 172        6,590        1,180        45,209
MAGNETEK INC.+                       0           --            0            --
MCDERMOTT INTERNATIONAL
INC.                                 0           --          346         3,244
NACCO INDUSTRIES INC.                0           --           48         2,085
NORDSON CORP.                      214        8,293          141         5,464
PRESSTEK INC.+                     200        4,750          352         8,360
ROCKWELL INTERNATIONAL
CORP.                              210        9,503        1,404        63,531
STEWART & STEVENSON
SERVICES INC.                      364        3,572          334         3,277
TECUMSEH PRODUCTS CO. "A"          241       10,393          167         7,202
UNOVA INC.+                         34          393          382         4,417
                                        -----------               ------------
                                        $    84,660               $    397,388

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
LEISURE TIME
PERCENT OF NET ASSETS                          0.15%                      0.18%                      0.21%
AMF BOWLING INC.+                  451  $      1,466          368  $      1,196          807  $      2,623
BALLY TOTAL FITNESS
HOLDING CORP.+                     162         4,354          104         2,795          197         5,294
BRUNSWICK CORP.                  1,792        31,696        1,225        21,667        2,595        45,899
CALLAWAY GOLF CO.                1,816        21,792        1,846        22,152        3,935        47,220
CARNIVAL CORP. "A"              10,470       301,667        8,659       249,487       19,378       558,329
GALILEO INTERNATIONAL
INC.                               777        13,209          793        13,481        1,855        31,535
HARLEY-DAVIDSON INC.             2,921       198,993        2,657       181,008        6,100       415,562
NAVIGANT INTERNATIONAL
INC.+                              168         1,680          144         1,440          422         4,220
SABRE HOLDINGS CORP.+              351        14,084          268        10,753          442        17,735
                                        ------------               ------------               ------------
                                        $    588,941               $    503,979               $  1,128,417
LODGING
PERCENT OF NET ASSETS                          0.07%                      0.09%                      0.11%
CHOICE HOTELS
INTERNATIONAL INC.+              1,069  $     17,772          720  $     11,970        1,175  $     19,534
CRESTLINE CAPITAL CORP.+           298         5,401          428         7,757          992        17,980
EXTENDED STAY AMERICA
INC.+                            1,765        11,472        1,618        10,517        3,745        24,342
HILTON HOTELS CORP.              5,475        38,325        5,223        36,561       12,006        84,042
HOMESTEAD VILLAGE INC.+            188           411          201           440          266           582
INTERSTATE HOTELS CORP.+           214           669          206           644          331         1,034
MARRIOTT INTERNATIONAL
INC.                             4,165       114,798        3,306        91,122        7,482       206,223
STARWOOD HOTELS & RESORTS
WORLDWIDE INC.                   3,390        76,063        3,297        73,976        9,493       212,999
SUNBURST HOSPITALITY
CORP.+                             422         2,057          340         1,657          458         2,233
WYNDHAM INTERNATIONAL
INC. "A"+                        3,624         8,607        3,287         7,807        7,531        17,886
                                        ------------               ------------               ------------
                                        $    275,575               $    242,451               $    586,855
MACHINERY
PERCENT OF NET ASSETS                          0.24%                      0.30%                      0.31%
AGCO CORP.                       1,590  $     17,490        1,528  $     16,808        3,480  $     38,280
BRIGGS & STRATTON CORP.            442        14,779          449        15,013          644        21,534
CATERPILLAR INC.                 6,120       214,582        5,268       184,709       11,074       388,282
COGNEX CORP.+                      614        26,978          536        23,550        1,248        54,834
CUMMINS ENGINE COMPANY
INC.                               621        20,687          509        16,956          881        29,348
DEERE & CO.                      4,165       148,899        3,602       128,772        7,070       252,752
DOVER CORP.                      3,602       138,902        3,138       121,009        7,294       281,275
FLOWSERVE CORP.                  1,152        13,248          982        11,293        2,231        25,656
HARNISCHFEGER INDUSTRIES
INC.+                              913           685          684           513        1,450         1,088
IMATION CORP.+                     615        19,027          653        20,202        1,528        47,273
INGERSOLL-RAND CO.               2,912       111,566        2,477        94,900        4,892       187,425
MAGNETEK INC.+                     322         2,777            0            --            0            --
MCDERMOTT INTERNATIONAL
INC.                               853         7,997        1,022         9,581        1,718        16,106
NACCO INDUSTRIES INC.              147         6,385          149         6,472          179         7,775
NORDSON CORP.                      257         9,959          186         7,207          340        13,175
PRESSTEK INC.+                     451        10,711          457        10,854          630        14,962
ROCKWELL INTERNATIONAL
CORP.                            3,279       148,375        2,913       131,813        5,796       262,269
STEWART & STEVENSON
SERVICES INC.                      434         4,259          326         3,199          846         8,301
TECUMSEH PRODUCTS CO. "A"          302        13,024          222         9,574          381        16,431
UNOVA INC.+                      1,027        11,875          730         8,441        1,567        18,118
                                        ------------               ------------               ------------
                                        $    942,205               $    820,866               $  1,684,884

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
MANUFACTURERS
PERCENT OF NET ASSETS                         0.62%                      1.56%
CARLISLE COMPANIES INC.            200  $     6,625          152  $      5,035
COOPER INDUSTRIES INC.             123        3,721          734        22,203
CORNING INC.                       185       34,780        1,218       228,984
CRANE CO.                           20          398          507        10,077
DANAHER CORP.                      190        7,754          687        28,038
EASTMAN KODAK CO.                  233       13,354        2,232       127,922
EATON CORP.                         76        5,695          459        34,396
FEDERAL SIGNAL CORP.               498        7,439          431         6,438
FMC CORP.+                           2           97          223        10,774
GENERAL ELECTRIC CO.             2,503      330,865       16,732     2,211,761
HARSCO CORP.                       238        5,905          434        10,769
ILLINOIS TOOL WORKS INC.           290       14,989        1,787        92,366
ITT INDUSTRIES INC.                126        3,056          731        17,727
LANCASTER COLONY CORP.             107        3,183          231         6,872
MARK IV INDUSTRIES INC.            247        4,940          556        11,120
MASCOTECH INC.                       0           --          264         3,696
MINNESOTA MINING &
MANUFACTURING CO.                  395       34,809        2,515       221,634
NATIONAL SERVICE
INDUSTRIES INC.                     39          800          322         6,601
NCH CORP.                            0           --            0            --
NEWPORT NEWS SHIPBUILDING
INC.                                64        1,812          257         7,276
PALL CORP.                          13          257          642        12,679
PENTAIR INC.                       200        6,875          240         8,250
PITTSTON BRINK'S GROUP             352        6,292          614        10,975
POLAROID CORP.                      34          852          327         8,195
PPG INDUSTRIES INC.                185        9,134        1,289        63,644
TELEFLEX INC.                      350        9,888          240         6,780
TEXTRON INC.                       127        7,747          949        57,889
TRINITY INDUSTRIES INC.            222        4,912          363         8,031
TYCO INTERNATIONAL LTD.          1,444       54,782        8,504       322,621
U.S. INDUSTRIES INC.               427        4,884        1,246        14,251
                                        -----------               ------------
                                        $   585,845               $  3,577,004
MEDIA
PERCENT OF NET ASSETS                         0.91%                      1.59%
ADELPHIA COMMUNICATIONS
"A"+                                 0  $        --            0  $         --
AMFM INC.+                         500       30,688        1,220        74,877
AT&T - LIBERTY MEDIA
GROUP "A"+                       6,010      314,023       12,444       650,199
AT&T - LIBERTY MEDIA
GROUP "B"+                           0           --            0            --
BELO (A.H.) CORP.                  312        4,017          850        10,944
CABLEVISION SYSTEMS
CORP.+                               0           --          780        50,066
CBS CORP.+                         526       31,330        4,740       282,326
CENTRAL NEWSPAPERS INC.
"A"                                200        5,713           76         2,171
CHARTER COMMUNICATIONS
INC.+                                0           --            0            --
CHRIS-CRAFT INDUSTRIES
INC.+                              123        8,062          243        15,992
CLEAR CHANNEL
COMMUNICATIONS INC.+               233       15,524        2,081       138,647
COMCAST CORP. "A"                  270       11,475        4,148       176,290
DISNEY (WALT) CO.                1,549       51,892       13,061       437,543
DOW JONES & CO. INC.                94        5,863          548        34,182
FOX ENTERTAINMENT GROUP
INC.+                              100        2,631          200         5,262
GANNETT CO. INC.                   298       19,426        1,630       106,256
HARCOURT GENERAL INC.               79        2,721          457        15,738
HEARST-ARGYLE TELEVISION
INC.+                              300        6,244          704        14,652
HISPANIC BROADCASTING
CORP.+                             100        9,344          252        23,546

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
MANUFACTURERS
PERCENT OF NET ASSETS                          2.62%                      3.13%                      4.00%
CARLISLE COMPANIES INC.            501  $     16,596          514  $     17,026        1,413  $     46,806
COOPER INDUSTRIES INC.           2,053        62,103        1,600        48,400        3,377       102,154
CORNING INC.                     3,958       744,104        3,163       594,644        8,556     1,608,528
CRANE CO.                          997        19,815          796        15,821        1,982        39,392
DANAHER CORP.                    2,343        95,624        1,845        75,299        4,591       187,370
EASTMAN KODAK CO.                5,766       330,464        4,626       265,128        9,936       569,457
EATON CORP.                      1,229        92,098          959        71,865        2,154       161,415
FEDERAL SIGNAL CORP.               707        10,561          716        10,695        1,672        24,975
FMC CORP.+                         608        29,374          566        27,345          723        34,930
GENERAL ELECTRIC CO.            48,914     6,465,819       40,508     5,354,651      105,612    13,960,586
HARSCO CORP.                       982        24,366        1,012        25,110        2,391        59,327
ILLINOIS TOOL WORKS INC.         5,044       260,712        4,228       218,535        9,398       485,759
ITT INDUSTRIES INC.              2,121        51,434        1,594        38,654        3,282        79,588
LANCASTER COLONY CORP.             681        20,260          657        19,546        1,759        52,330
MARK IV INDUSTRIES INC.          1,126        22,520          948        18,960        2,298        45,960
MASCOTECH INC.                       0            --          357         4,998          807        11,298
MINNESOTA MINING &
MANUFACTURING CO.                6,837       602,511        5,659       498,699       12,716     1,120,598
NATIONAL SERVICE
INDUSTRIES INC.                    646        13,243          559        11,459          944        19,352
NCH CORP.                          109         4,319           79         3,130            0            --
NEWPORT NEWS SHIPBUILDING
INC.                               539        15,260          415        11,750          847        23,981
PALL CORP.                       2,220        43,845        1,783        35,214        3,608        71,258
PENTAIR INC.                       756        25,987          609        20,934        1,766        60,706
PITTSTON BRINK'S GROUP           1,341        23,970        1,115        19,931        2,732        48,834
POLAROID CORP.                     686        17,193          632        15,839        1,027        25,739
PPG INDUSTRIES INC.              2,888       142,595        2,521       124,474        5,351       264,206
TELEFLEX INC.                      596        16,837          593        16,752        1,678        47,403
TEXTRON INC.                     2,626       160,186        2,284       139,324        5,138       313,418
TRINITY INDUSTRIES INC.            956        21,151          903        19,979        2,213        48,963
TYCO INTERNATIONAL LTD.         24,786       940,319       20,066       761,254       53,582     2,032,767
U.S. INDUSTRIES INC.             2,439        27,896        2,236        25,574        5,279        60,379
                                        ------------               ------------               ------------
                                        $ 10,301,162               $  8,510,990               $ 21,607,479
MEDIA
PERCENT OF NET ASSETS                          2.27%                      2.86%                      3.31%
ADELPHIA COMMUNICATIONS
"A"+                               200  $     10,987          200  $     10,987          300  $     16,481
AMFM INC.+                       2,404       147,545        1,954       119,927        6,606       405,443
AT&T - LIBERTY MEDIA
GROUP "A"+                      21,050     1,099,862       19,950     1,042,387       47,794     2,497,236
AT&T - LIBERTY MEDIA
GROUP "B"+                           0            --            0            --          100         5,650
BELO (A.H.) CORP.                1,778        22,892        1,575        20,278        3,792        48,822
CABLEVISION SYSTEMS
CORP.+                           1,590       102,058        1,886       121,058          500        32,094
CBS CORP.+                      13,018       775,385       10,997       655,009       24,243     1,443,974
CENTRAL NEWSPAPERS INC.
"A"                                151         4,313          693        19,794        1,943        55,497
CHARTER COMMUNICATIONS
INC.+                                0            --            0            --          200         3,512
CHRIS-CRAFT INDUSTRIES
INC.+                              457        30,076          316        20,797          211        13,887
CLEAR CHANNEL
COMMUNICATIONS INC.+             5,784       385,359        4,742       315,936       10,677       711,355
COMCAST CORP. "A"               12,580       534,650        9,964       423,470       27,130     1,153,025
DISNEY (WALT) CO.               35,193     1,178,966       29,524       989,054       65,903     2,207,750
DOW JONES & CO. INC.             1,170        72,979        1,259        78,530        2,455       153,131
FOX ENTERTAINMENT GROUP
INC.+                              600        15,787          400        10,525          800        21,050
GANNETT CO. INC.                 4,691       305,795        3,886       253,319        8,709       567,718
HARCOURT GENERAL INC.            1,074        36,986          876        30,167        1,888        65,018
HEARST-ARGYLE TELEVISION
INC.+                            1,327        27,618        1,250        26,016        2,773        57,713
HISPANIC BROADCASTING
CORP.+                             514        48,027          725        67,742        1,137       106,238

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
HOUGHTON MIFFLIN CO.               304  $    12,103          211  $      8,400
INFINITY BROADCASTING
CORP.+                             437       13,957          975        31,139
JONES INTERCABLE INC.
"A"+                                 0           --            0            --
KNIGHT RIDDER INC.                 124        5,813          562        26,344
LEE ENTERPRISES INC.               498       10,365            0            --
MCGRAW-HILL COMPANIES
INC.                               202       10,277        1,150        58,506
MEDIA GENERAL INC. "A"             280       14,473          194        10,027
MEDIAONE GROUP INC.+               470       36,895        3,885       304,972
MEREDITH CORP.                      82        2,347          404        11,565
NEW YORK TIMES CO. "A"             162        6,845        1,313        55,474
PRIMEDIA INC.+                       0           --           76         1,411
READERS DIGEST
ASSOCIATION "A"                    300       10,313        1,056        36,300
READERS DIGEST
ASSOCIATION "B"                    200        5,950          264         7,854
SCHOLASTIC CORP.+                  200       10,363          176         9,119
SCRIPPS (E.W.) COMPANY             200        8,625          264        11,385
TCI SATELLITE
ENTERTAINMENT GROUP "A"+           107        1,351          477         6,022
TIME WARNER INC.                 1,244      106,362        7,371       630,220
TIMES MIRROR CO. "A"               117        5,967          324        16,524
TRIBUNE CO.                        232        9,034        1,544        60,120
TV GUIDE INC.+                       0           --            0            --
UNITEDGLOBALCOM INC. "A"+            0           --            0            --
UNIVISION COMMUNICATIONS
INC.+                                0           --           64         6,520
USA NETWORKS INC.+               1,044       23,425        1,258        28,226
VIACOM INC. "B"+                   464       25,868        4,510       251,432
WASHINGTON POST COMPANY
(THE) "B"                           27       13,169           88        42,922
ZIFF-DAVIS INC.+                     0           --          152         2,888
                                        -----------               ------------
                                        $   852,455               $  3,656,061
METAL FABRICATE /
HARDWARE
PERCENT OF NET ASSETS                         0.01%                      0.01%
CIRCOR INTERNATIONAL
INC.+                              154  $     2,041            0  $         --
KAYDON CORP.                         0           --            0            --
LAWSON PRODUCTS INC.                 0           --            0            --
PRECISION CASTPARTS CORP.          100        2,581          264         6,814
TIMKEN CO.                          42          601          370         5,296
WORTHINGTON INDUSTRIES
INC.                                77        1,020          452         5,989
                                        -----------               ------------
                                        $     6,243               $     18,099
METALS-DIVERSIFIED
PERCENT OF NET ASSETS                         0.04%                      0.10%
ALCOA INC.                         378  $    25,893        2,340  $    160,290
FREEPORT-MCMORAN COPPER &
GOLD INC.+                          16          220          357         4,909
MAXXAM INC.+                         0           --            0            --
PHELPS DODGE CORP.                 125        5,891          614        28,935
REYNOLDS METALS CO.                 49        3,112          476        30,226
USEC INC.                          400        1,425        1,308         4,660
                                        -----------               ------------
                                        $    36,541               $    229,020
MINING
PERCENT OF NET ASSETS                         0.00%                      0.02%
BATTLE MOUNTAIN GOLD CO.+          137  $       291        1,287  $      2,735
HOMESTAKE MINING COMPANY            42          273        1,212         7,878
NEWMONT MINING CORP.                87        1,914        1,371        30,333
                                        -----------               ------------
                                        $     2,478               $     40,946

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
HOUGHTON MIFFLIN CO.               403  $     16,044          277  $     11,028          886  $     35,274
INFINITY BROADCASTING
CORP.+                           2,205        70,422        2,792        89,170        5,743       183,417
JONES INTERCABLE INC.
"A"+                               100         5,856          100         5,856          100         5,856
KNIGHT RIDDER INC.               1,374        64,406        1,051        49,266        2,448       114,750
LEE ENTERPRISES INC.               621        12,925          455         9,470            0            --
MCGRAW-HILL COMPANIES
INC.                             3,300       167,887        2,654       135,022        5,980       304,232
MEDIA GENERAL INC. "A"             359        18,556          259        13,387          503        25,999
MEDIAONE GROUP INC.+            10,394       815,929        8,812       691,742       19,475     1,528,787
MEREDITH CORP.                     711        20,352          698        19,980        1,371        39,245
NEW YORK TIMES CO. "A"           3,067       129,581        2,774       117,201        5,601       236,642
PRIMEDIA INC.+                     151         2,803          168         3,119          895        16,613
READERS DIGEST
ASSOCIATION "A"                  2,028        69,712        1,975        67,891        3,998       137,431
READERS DIGEST
ASSOCIATION "B"                    263         7,824          268         7,973          630        18,743
SCHOLASTIC CORP.+                  175         9,067          179         9,274          353        18,290
SCRIPPS (E.W.) COMPANY             514        22,166          725        31,266        1,237        53,346
TCI SATELLITE
ENTERTAINMENT GROUP "A"+         1,008        12,726          788         9,949        1,649        20,819
TIME WARNER INC.                18,963     1,621,336       16,014     1,369,197       41,092     3,513,366
TIMES MIRROR CO. "A"             1,064        54,264          829        42,279        2,141       109,191
TRIBUNE CO.                      4,128       160,734        3,980       154,971        7,208       280,662
TV GUIDE INC.+                       0            --            0            --          400        18,850
UNITEDGLOBALCOM INC. "A"+          200        20,900          200        20,900          200        20,900
UNIVISION COMMUNICATIONS
INC.+                              438        44,621          346        35,249          983       100,143
USA NETWORKS INC.+               2,478        55,600        2,222        49,856       10,690       239,857
VIACOM INC. "B"+                11,834       659,746       10,188       567,981       22,170     1,235,977
WASHINGTON POST COMPANY
(THE) "B"                          158        77,064          119        58,042           87        42,434
ZIFF-DAVIS INC.+                   414         7,866          525         9,975        1,513        28,747
                                        ------------               ------------               ------------
                                        $  8,947,672               $  7,785,040               $ 17,895,165
METAL FABRICATE /
HARDWARE
PERCENT OF NET ASSETS                          0.02%                      0.02%                      0.02%
CIRCOR INTERNATIONAL
INC.+                              203  $      2,690          149  $      1,974            0  $         --
KAYDON CORP.                       438        10,074            0            --            0            --
LAWSON PRODUCTS INC.               173         3,892            0            --            0            --
PRECISION CASTPARTS CORP.          526        13,577          547        14,119        1,160        29,942
TIMKEN CO.                         800        11,450          663         9,489        1,719        24,603
WORTHINGTON INDUSTRIES
INC.                             1,715        22,724        1,304        17,278        2,732        36,199
                                        ------------               ------------               ------------
                                        $     64,407               $     42,860               $     90,744
METALS-DIVERSIFIED
PERCENT OF NET ASSETS                          0.15%                      0.20%                      0.21%
ALCOA INC.                       6,192  $    424,152        5,556  $    380,586       11,844  $    811,314
FREEPORT-MCMORAN COPPER &
GOLD INC.+                       2,788        38,335        2,267        31,171        4,961        68,214
MAXXAM INC.+                       112         3,290            0            --            0            --
PHELPS DODGE CORP.               1,271        59,896        1,221        57,540        2,542       119,792
REYNOLDS METALS CO.              1,054        66,929          871        55,309        2,084       132,334
USEC INC.                        2,542         9,056        2,289         8,155        5,299        18,878
                                        ------------               ------------               ------------
                                        $    601,658               $    532,761               $  1,150,532
MINING
PERCENT OF NET ASSETS                          0.02%                      0.03%                      0.03%
BATTLE MOUNTAIN GOLD CO.+        3,666  $      7,790        3,020  $      6,418        6,486  $     13,783
HOMESTAKE MINING COMPANY         3,586        23,309        3,016        19,604        5,811        37,771
NEWMONT MINING CORP.             2,763        61,120        2,533        56,043        5,496       121,599
                                        ------------               ------------               ------------
                                        $     92,219               $     82,065               $    173,153

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
OFFICE / BUSINESS
EQUIPMENT
PERCENT OF NET ASSETS                         0.02%                      0.08%
HON INDUSTRIES INC.                  6  $       111          651  $     12,003
LANIER WORLDWIDE INC.+               0           --          597         1,679
MILLER (HERMAN) INC.               376        7,708        1,079        22,119
PITNEY BOWES INC.                   66        3,267        1,261        62,419
XEROX CORP.                        420        9,109        3,842        83,323
                                        -----------               ------------
                                        $    20,195               $    181,543
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                         0.52%                      1.47%
AMERADA HESS CORP.                 122  $     6,169          505  $     25,534
ANADARKO PETROLEUM CORP.           162        4,982          715        21,986
APACHE CORP.                        96        3,504          618        22,557
ATLANTIC RICHFIELD CO.             233       16,543        2,035       144,485
BURLINGTON RESOURCES INC.          194        5,359        1,151        31,796
CHESAPEAKE ENERGY CORP.+             0           --          352         1,034
CHEVRON CORP.                      560       41,825        4,180       312,194
COASTAL CORP.                      144        6,057        1,318        55,438
CONOCO INC.                          0           --        3,570        70,284
CONOCO INC. "B"                      0           --          200         3,837
DEVON ENERGY CORP.                  14          522          358        13,336
DIAMOND OFFSHORE DRILLING
INC.                               100        3,175          880        27,940
EEX CORP.+                          45          110          355           865
ENSCO INTERNATIONAL INC.           500       15,125        1,748        52,877
EOG RESOURCES INC.                 100        1,525          980        14,945
EXXON MOBIL CORP.                2,748      206,959       23,181     1,745,819
GLOBAL MARINE INC.+                600       13,463        1,889        42,384
HELMERICH & PAYNE INC.               0           --          390        10,384
KERR-MCGEE CORP.                    97        4,341          418        18,705
MCMORAN EXPLORATION CO.+            46          920           41           820
MURPHY OIL CORP.                   293       14,833          310        15,694
NABORS INDUSTRIES INC.+            400       14,350        1,132        40,610
NOBLE AFFILIATES INC.               38          855          642        14,445
NOBLE DRILLING CORP.+              600       21,600        1,660        59,760
OCCIDENTAL PETROLEUM
CORP.                              100        1,606        2,205        35,418
OCEAN ENERGY INC.+                 891        9,523        1,961        20,958
PARKER DRILLING CO.+                 0           --            0            --
PHILLIPS PETROLEUM CO.             169        6,464        1,919        73,402
PIONEER NATURAL RESOURCES
CO.+                               476        3,957        1,329        11,047
POGO PRODUCING CO.                 300        6,938          264         6,105
PRIDE INTERNATIONAL INC.+            0           --          352         5,214
R&B FALCON CORPORATION+            172        2,655        1,231        19,004
ROWAN COMPANIES INC.+               66        1,658          469        11,784
SANTA FE SNYDER CORP.+              83          623          712         5,340
SUNOCO INC.                        105        2,592          518        12,788
TEXACO INC.                        502       23,814        3,471       164,656
TOSCO CORP.                        261        6,982        1,585        42,399
TRANSOCEAN SEDCO FOREX
INC.                               241        9,504        1,625        64,086
TRANSTEXAS GAS
CORPORATION+                         0           --            0            --
ULTRAMAR DIAMOND SHAMROCK
CORP.                              410        8,892          916        19,866
UNION PACIFIC RESOURCES
GROUP                               42          375        1,553        13,880
UNOCAL CORP.                       104        2,782        1,586        42,425
USX-MARATHON GROUP INC.            255        5,514        1,980        42,818
VALERO ENERGY CORP.                180        4,590          778        19,839

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
OFFICE / BUSINESS
EQUIPMENT
PERCENT OF NET ASSETS                          0.13%                      0.15%                      0.18%
HON INDUSTRIES INC.              1,399  $     25,794        1,068  $     19,691        2,635  $     48,583
LANIER WORLDWIDE INC.+           1,290         3,628        1,043         2,933        1,972         5,546
MILLER (HERMAN) INC.             2,476        50,758        2,246        46,043        4,840        99,220
PITNEY BOWES INC.                4,033       199,633        3,089       152,906        7,849       388,526
XEROX CORP.                     11,150       241,816        9,204       199,612       20,720       449,365
                                        ------------               ------------               ------------
                                        $    521,629               $    421,185               $    991,240
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                          2.17%                      2.66%                      2.99%
AMERADA HESS CORP.               1,664  $     84,136        1,211  $     61,231        2,623  $    132,625
ANADARKO PETROLEUM CORP.         1,992        61,254        1,633        50,215        3,572       109,839
APACHE CORP.                     1,876        68,474        1,418        51,757        3,219       117,494
ATLANTIC RICHFIELD CO.           5,437       386,027        4,537       322,127       10,225       725,975
BURLINGTON RESOURCES INC.        3,553        98,152        2,834        78,289        6,522       180,170
CHESAPEAKE ENERGY CORP.+           976         2,867          546         1,604          984         2,891
CHEVRON CORP.                   11,163       833,737        9,351       698,403       20,899     1,560,894
COASTAL CORP.                    3,567       150,037        3,030       127,449        6,545       275,299
CONOCO INC.                     10,500       206,719        8,590       169,116       19,480       383,513
CONOCO INC. "B"                    900        17,269          400         7,675          900        17,269
DEVON ENERGY CORP.                 832        30,992          800        29,800        1,759        65,523
DIAMOND OFFSHORE DRILLING
INC.                             1,665        52,864        1,507        47,847        3,656       116,078
EEX CORP.+                         664         1,619          797         1,943        1,633         3,980
ENSCO INTERNATIONAL INC.         3,519       106,450        3,293        99,613        7,389       223,517
EOG RESOURCES INC.               1,765        26,916        1,618        24,675        3,745        57,111
EXXON MOBIL CORP.               59,117     4,452,249       50,246     3,784,152      110,827     8,346,658
GLOBAL MARINE INC.+              4,107        92,151        3,564        79,967        8,523       191,235
HELMERICH & PAYNE INC.             785        20,901          630        16,774        1,345        35,811
KERR-MCGEE CORP.                 1,524        68,199        1,136        50,836        2,741       122,660
MCMORAN EXPLORATION CO.+            79         1,580           41           820           79         1,580
MURPHY OIL CORP.                   832        42,120          779        39,437        2,293       116,083
NABORS INDUSTRIES INC.+          2,266        81,293        2,058        73,831        4,893       175,536
NOBLE AFFILIATES INC.            1,391        31,297        1,112        25,020        2,679        60,278
NOBLE DRILLING CORP.+            3,256       117,216        3,025       108,900        6,748       242,928
OCCIDENTAL PETROLEUM
CORP.                            6,052        97,210        4,944        79,413       10,995       176,607
OCEAN ENERGY INC.+               3,682        39,351        3,588        38,347        7,694        82,230
PARKER DRILLING CO.+               840         3,360          652         2,608            0            --
PHILLIPS PETROLEUM CO.           4,481       171,398        3,805       145,541        7,774       297,356
PIONEER NATURAL RESOURCES
CO.+                             2,509        20,856        2,319        19,277        5,148        42,793
POGO PRODUCING CO.                 526        12,164          446        10,314        1,072        24,790
PRIDE INTERNATIONAL INC.+          701        10,384          714        10,576        1,602        23,730
R&B FALCON CORPORATION+          2,744        42,360        2,387        36,849        5,637        87,021
ROWAN COMPANIES INC.+            1,359        34,145          997        25,050        2,269        57,009
SANTA FE SNYDER CORP.+           1,843        13,822        1,406        10,545        3,196        23,970
SUNOCO INC.                      1,653        40,808        1,191        29,403        2,537        62,632
TEXACO INC.                      9,427       447,193        7,818       370,866       17,503       830,299
TOSCO CORP.                      3,330        89,077        3,212        85,921        7,080       189,390
TRANSOCEAN SEDCO FOREX
INC.                             3,391       133,733        2,978       117,445        6,903       272,237
TRANSTEXAS GAS
CORPORATION+                         0            --            0            --          265           124
ULTRAMAR DIAMOND SHAMROCK
CORP.                            1,715        37,194        2,264        49,101        4,827       104,686
UNION PACIFIC RESOURCES
GROUP                            4,128        36,894        3,717        33,221        7,073        63,215
UNOCAL CORP.                     3,980       106,465        3,381        90,442        7,314       195,650
USX-MARATHON GROUP INC.          5,189       112,212        4,106        88,792        9,367       202,561
VALERO ENERGY CORP.              1,483        37,816        1,236        31,518        3,003        76,577

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
VASTAR RESOURCES INC.              200  $    10,613          264  $     14,009
                                        -----------               ------------
                                        $   491,299               $  3,372,767
OIL & GAS SERVICES
PERCENT OF NET ASSETS                         0.14%                      0.26%
BAKER HUGHES INC.                   99  $     2,562        1,890  $     48,904
BJ SERVICES CO.+                   300       17,119        1,068        60,943
COOPER CAMERON CORP.+              200       11,050          416        22,984
FRIEDE GOLDMAN HALTER
INC.+                              155          814          148           777
HALLIBURTON CO.                    465       17,757        2,555        97,569
INPUT/OUTPUT INC.+                 500        3,031          440         2,668
SCHLUMBERGER LTD.                  461       34,056        3,455       255,238
SMITH INTERNATIONAL INC.+          214       13,415          616        38,616
TIDEWATER INC.                     265        7,503          848        24,009
VARCO INTERNATIONAL INC.+          584        6,461          440         4,868
WEATHERFORD INTERNATIONAL
INC.+                              380       17,100        1,122        50,490
                                        -----------               ------------
                                        $   130,868               $    607,066
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                         0.04%                      0.05%
AMERICAN NATIONAL CAN
GROUP INC.                           0  $        --          100  $      1,000
BALL CORP.                          44        1,185          281         7,569
BEMIS CO.                           42        1,250          428        12,733
CROWN CORK & SEAL CO.
INC.                                65          910          714         9,996
LONGVIEW FIBRE CO.                 554        7,548          475         6,472
OWENS-ILLINOIS INC.+               136        1,879        1,098        15,166
PACTIV CORP.+                        8           67        1,065         8,853
SEALED AIR CORP.+                  177        8,795          405        20,123
SMURFIT-STONE CONTAINER
CORP.+                             486        6,622          804        10,955
SONOCO PRODUCTS CO.                426        7,854        1,012        18,659
                                        -----------               ------------
                                        $    36,110               $    111,526
PHARMACEUTICALS
PERCENT OF NET ASSETS                         0.53%                      1.73%
ABBOTT LABORATORIES                783  $    25,643        6,834  $    223,814
ALZA CORP.+                         87        3,192          464        17,023
AMERICAN HOME PRODUCTS
CORP.                              595       25,883        8,193       356,396
AMERISOURCE HEALTH CORP.
"A"+                                 0           --          100         1,456
BERGEN BRUNSWIG CORP. "A"          559        2,760        1,292         6,379
BRISTOL-MYERS SQUIBB CO.         1,058       60,108        9,508       540,173
CARDINAL HEALTH INC.               311       12,829        2,022        83,408
DENTSPLY INTERNATIONAL
INC.                               200        5,125          516        13,223
DURA PHARMACEUTICALS
INC.+                                0           --          440         6,105
FOREST LABORATORIES INC.
"A"+                               264       18,035          639        43,652
GENZYME MOLECULAR
ONCOLOGY+                           35          917           96         2,562
GILEAD SCIENCES INC.+                0           --            0            --
ICN PHARMACEUTICALS INC.           300        5,963        1,073        21,326
INTERNEURON
PHARMACEUTICALS INC.+                0           --          352         1,430
IVAX CORPORATION+                1,695       38,561        1,487        33,818
LILLY (ELI) AND COMPANY            494       29,362        5,121       304,379
MEDIMMUNE INC.+                      0           --          328        65,108
MERCK & CO. INC.                 1,236       76,091       11,452       705,014
MYLAN LABORATORIES INC.            603       13,869        1,282        29,486
OMNICARE INC.                      300        2,756        1,044         9,592
PERRIGO CO.+                       812        5,963          484         3,554
PFIZER INC.                      2,445       78,546       18,822       604,657

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
VASTAR RESOURCES INC.              338  $     17,935          446  $     23,666          783  $     41,548
                                        ------------               ------------               ------------
                                        $  8,538,896               $  7,250,376               $ 16,119,372
OIL & GAS SERVICES
PERCENT OF NET ASSETS                          0.39%                      0.48%                      0.56%
BAKER HUGHES INC.                5,488  $    142,002        4,506  $    116,593       13,721  $    355,031
BJ SERVICES CO.+                 2,041       116,465        1,896       108,191        4,310       245,939
COOPER CAMERON CORP.+            1,140        62,985        1,061        58,620        2,385       131,771
FRIEDE GOLDMAN HALTER
INC.+                              250         1,312          231         1,213          389         2,042
HALLIBURTON CO.                  7,444       284,268        6,161       235,273       13,789       526,567
INPUT/OUTPUT INC.+                 976         5,917          725         4,395        1,072         6,499
SCHLUMBERGER LTD.                9,341       690,066        7,813       577,185       17,513     1,293,773
SMITH INTERNATIONAL INC.+        1,337        83,813        1,095        68,643        2,696       169,006
TIDEWATER INC.                   1,724        48,811        1,426        40,374        3,484        98,641
VARCO INTERNATIONAL INC.+        1,019        11,273          846         9,359        1,878        20,775
WEATHERFORD INTERNATIONAL
INC.+                            2,120        95,400        2,113        95,085        4,267       192,015
                                        ------------               ------------               ------------
                                        $  1,542,312               $  1,314,931               $  3,042,059
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                          0.07%                      0.09%                      0.10%
AMERICAN NATIONAL CAN
GROUP INC.                           0  $         --            0  $         --            0  $         --
BALL CORP.                         522        14,061          518        13,954          529        14,250
BEMIS CO.                          750        22,312          762        22,670        1,459        43,405
CROWN CORK & SEAL CO.
INC.                             2,099        29,386        1,710        23,940        3,697        51,758
LONGVIEW FIBRE CO.                 780        10,627          513         6,990        1,275        17,372
OWENS-ILLINOIS INC.+             2,591        35,788        2,291        31,644        4,690        64,781
PACTIV CORP.+                    2,903        24,131        2,482        20,632        4,872        40,499
SEALED AIR CORP.+                  912        45,315          829        41,191        2,268       112,691
SMURFIT-STONE CONTAINER
CORP.+                           3,337        45,467        2,712        36,951        6,314        86,028
SONOCO PRODUCTS CO.              1,823        33,612        2,018        37,207        5,617       103,563
                                        ------------               ------------               ------------
                                        $    260,699               $    235,179               $    534,347
PHARMACEUTICALS
PERCENT OF NET ASSETS                          2.89%                      3.46%                      4.52%
ABBOTT LABORATORIES             22,436  $    734,779       18,059  $    591,432       48,487  $  1,587,949
ALZA CORP.+                      1,688        61,929        1,231        45,162        2,911       106,797
AMERICAN HOME PRODUCTS
CORP.                           22,328       971,268       18,690       813,015       41,691     1,813,559
AMERISOURCE HEALTH CORP.
"A"+                               300         4,369          200         2,913          400         5,825
BERGEN BRUNSWIG CORP. "A"        2,335        11,528        2,728        13,470        5,886        29,062
BRISTOL-MYERS SQUIBB CO.        29,304     1,664,834       24,020     1,364,636       63,382     3,600,890
CARDINAL HEALTH INC.             4,983       205,549        3,954       163,103       10,757       443,726
DENTSPLY INTERNATIONAL
INC.                               952        24,395          971        24,882        2,396        61,398
DURA PHARMACEUTICALS
INC.+                              977        13,556          714         9,907        1,602        22,228
FOREST LABORATORIES INC.
"A"+                             1,255        85,732        1,225        83,683        4,004       273,523
GENZYME MOLECULAR
ONCOLOGY+                          179         4,777          171         4,564          252         6,725
GILEAD SCIENCES INC.+                0            --            0            --          100         7,650
ICN PHARMACEUTICALS INC.         1,907        37,902        1,939        38,538        3,963        78,765
INTERNEURON
PHARMACEUTICALS INC.+                0            --          636         2,584          895         3,636
IVAX CORPORATION+                3,054        69,479        2,630        59,821        5,444       123,840
LILLY (ELI) AND COMPANY         15,998       950,881       12,942       769,240       34,630     2,058,321
MEDIMMUNE INC.+                    400        79,350          100        19,850        1,200       238,050
MERCK & CO. INC.                34,630     2,131,909       28,450     1,751,453       74,872     4,609,308
MYLAN LABORATORIES INC.          2,348        54,004        2,156        49,588        6,529       150,167
OMNICARE INC.                    1,765        16,216        2,043        18,770        4,228        38,845
PERRIGO CO.+                     1,197         8,791          852         6,257        1,684        12,367
PFIZER INC.                     57,285     1,840,281       47,039     1,511,128      123,790     3,976,754

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
PHARMACIA & UPJOHN INC.            407  $    19,383        3,110  $    148,114
REXALL SUNDOWN INC.+               100        1,494          628         9,420
SCHERING-PLOUGH CORP.              761       26,540        6,988       243,707
SEPRACOR INC.+                       0           --          704        71,368
SYBRON INTERNATIONAL
CORP.+                             400       11,200        1,044        29,232
WARNER-LAMBERT CO.                 257       21,990        4,012       343,277
WATSON PHARMACEUTICAL
INC.+                              190        7,600          970        38,800
                                        -----------               ------------
                                        $   493,810               $  3,956,473
PIPELINES
PERCENT OF NET ASSETS                         0.04%                      0.23%
COLUMBIA ENERGY GROUP              142  $     8,349          542  $     31,949
EL PASO ENERGY CORP                122        4,522        1,206        44,697
ENRON CORP.                        176       12,144        4,476       308,844
NATIONAL FUEL GAS CO.                0           --            0            --
QUESTAR CORP.                      254        3,540          938        13,073
WILLIAMS COMPANIES INC.            250       10,453        2,908       121,591
                                        -----------               ------------
                                        $    39,008               $    520,154
REAL ESTATE
PERCENT OF NET ASSETS                         0.01%                      0.01%
CASTLE & COOKE INC.+               215  $     2,889          120  $      1,613
CATELLUS DEVELOPMENT
CORP.+                             200        2,463          868        10,687
ECHELON INTERNATIONAL
CORP.+                              68        2,282           47         1,577
HOMEFED CORPORATION+               158           92          475           276
ST. JOE COMPANY (THE)              200        4,838          152         3,677
VORNADO OPERATING INC.+             20          223           44           490
                                        -----------               ------------
                                        $    12,787               $     18,320
REAL ESTATE INVESTMENT
TRUSTS
PERCENT OF NET ASSETS                         0.16%                      0.25%
AMB PROPERTY CORP.                 100  $     2,019          980  $     19,784
APARTMENT INVESTMENT &
MANAGEMENT CO. "A"                   0           --          516        19,092
ARCHSTONE COMMUNITIES
TRUST                              500        9,781          956        18,702
ARDEN REALTY INC.                  100        2,081          892        18,565
AVALONBAY COMMUNITIES
INC.                                 0           --          692        23,355
BOSTON PROPERTIES INC.               0           --          428        12,974
CAMDEN PROPERTY TRUST                0           --          328         8,795
CAPSTEAD MORTGAGE CORP.              0           --          102           427
CARRAMERICA REALTY CORP.           100        2,125          240         5,100
CORNERSTONE PROPERTIES             300        5,063        1,420        23,963
CRESCENT REAL ESTATE
EQUITIES CO.                       500        8,531        1,132        19,315
DUKE-WEEKS REALTY CORP.            200        3,675        1,156        21,242
EQUITY OFFICE PROPERTIES
TRUST                              900       21,544        2,471        59,150
EQUITY RESIDENTIAL
PROPERTIES TRUST                   400       15,975        1,132        45,209
FEDERAL REALTY INVESTMENT
TRUST                                0           --            0            --
FELCOR LODGING TRUST INC.          200        3,425          892        15,276
FRANCHISE FINANCE
CORPORATION OF AMERICA               0           --           88         1,980
GENERAL GROWTH PROPERTIES
INC.                                 0           --            0            --
HEALTH CARE PROPERTY
INVESTORS INC.                     300        7,463          264         6,567
HIGHWOODS PROPERTIES INC.          100        2,094          792        16,583
HOSPITALITY PROPERTIES
TRUST                                0           --          100         1,938
HOST MARRIOTT CORP.                887        7,872        1,808        16,046
HRPT PROPERTIES TRUST              500        4,000        1,396        11,168
KIMCO REALTY CORP.                 200        6,888          284         9,780
LIBERTY PROPERTY TRUST             100        2,269          792        17,969

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
PHARMACIA & UPJOHN INC.          8,759  $    417,147        7,359  $    350,472       16,353  $    778,812
REXALL SUNDOWN INC.+             1,164        17,460          893        13,395        2,143        32,145
SCHERING-PLOUGH CORP.           21,486       749,324       17,163       598,560       46,386     1,617,712
SEPRACOR INC.+                     200        20,275        1,272       128,949          400        40,550
SYBRON INTERNATIONAL
CORP.+                           1,841        51,548        2,389        66,892        5,599       156,772
WARNER-LAMBERT CO.              12,656     1,082,879       10,209       873,508       27,312     2,336,883
WATSON PHARMACEUTICAL
INC.+                            1,950        78,000        1,399        55,960        4,285       171,400
                                        ------------               ------------               ------------
                                        $ 11,388,162               $  9,431,732               $ 24,383,659
PIPELINES
PERCENT OF NET ASSETS                          0.36%                      0.43%                      0.48%
COLUMBIA ENERGY GROUP            1,354  $     79,886        1,055  $     62,245        2,386  $    140,774
EL PASO ENERGY CORP              3,836       142,172        3,124       115,783        6,986       258,919
ENRON CORP.                     12,250       845,250       10,222       705,318       22,800     1,573,200
NATIONAL FUEL GAS CO.              510        20,878            0            --            0            --
QUESTAR CORP.                    1,958        27,290        1,657        23,094        3,963        55,234
WILLIAMS COMPANIES INC.          7,384       308,743        6,174       258,150       13,602       568,734
                                        ------------               ------------               ------------
                                        $  1,424,219               $  1,164,590               $  2,596,861
REAL ESTATE
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.02%
CASTLE & COOKE INC.+               294  $      3,951          198  $      2,661          301  $      4,045
CATELLUS DEVELOPMENT
CORP.+                           1,941        23,899        1,675        20,623        4,098        50,457
ECHELON INTERNATIONAL
CORP.+                              84         2,819           62         2,081           57         1,913
HOMEFED CORPORATION+               871           505          871           505        1,822         1,057
ST. JOE COMPANY (THE)              601        14,537          514        12,432        1,502        36,330
VORNADO OPERATING INC.+             90         1,001          180         2,003          159         1,769
                                        ------------               ------------               ------------
                                        $     46,712               $     40,305               $     95,571
REAL ESTATE INVESTMENT
TRUSTS
PERCENT OF NET ASSETS                          0.27%                      0.39%                      0.43%
AMB PROPERTY CORP.                 363  $      7,328          368  $      7,429          607  $     12,254
APARTMENT INVESTMENT &
MANAGEMENT CO. "A"               1,052        38,924          971        35,927          400        14,800
ARCHSTONE COMMUNITIES
TRUST                            1,753        34,293        2,568        50,237        6,041       118,177
ARDEN REALTY INC.                1,502        31,260        1,239        25,787        3,026        62,979
AVALONBAY COMMUNITIES
INC.                             1,490        50,287        1,329        44,854          500        16,875
BOSTON PROPERTIES INC.             852        25,826          971        29,433        2,320        70,325
CAMDEN PROPERTY TRUST              200         5,363          100         2,681          200         5,363
CAPSTEAD MORTGAGE CORP.            233           976          211           884          443         1,855
CARRAMERICA REALTY CORP.         1,202        25,543        1,139        24,204        2,826        60,053
CORNERSTONE PROPERTIES           2,654        44,786        2,500        42,188        5,523        93,201
CRESCENT REAL ESTATE
EQUITIES CO.                     1,928        32,897        2,568        43,817        6,141       104,781
DUKE-WEEKS REALTY CORP.          2,128        39,102        1,975        36,291        4,186        76,918
EQUITY OFFICE PROPERTIES
TRUST                            4,815       115,259        4,854       116,193       11,435       273,725
EQUITY RESIDENTIAL
PROPERTIES TRUST                 2,391        95,491        2,032        81,153        4,693       187,427
FEDERAL REALTY INVESTMENT
TRUST                                0            --            0            --          353         6,795
FELCOR LODGING TRUST INC.        1,690        28,941        1,429        24,472        3,203        54,851
FRANCHISE FINANCE
CORPORATION OF AMERICA             300         6,750          100         2,250          200         4,500
GENERAL GROWTH PROPERTIES
INC.                               300         8,681          200         5,788          488        14,122
HEALTH CARE PROPERTY
INVESTORS INC.                     351         8,731          446        11,094          718        17,860
HIGHWOODS PROPERTIES INC.        1,590        33,291        1,418        29,689        3,291        68,905
HOSPITALITY PROPERTIES
TRUST                              300         5,813          200         3,875          400         7,750
HOST MARRIOTT CORP.              3,439        30,521        4,558        40,452       10,596        94,040
HRPT PROPERTIES TRUST            3,619        28,952        3,293        26,344        7,489        59,912
KIMCO REALTY CORP.                 645        22,212        1,150        39,603        2,473        85,164
LIBERTY PROPERTY TRUST             300         6,806          200         4,538          500        11,344

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
MACK-CALI REALTY CORP.             100  $     2,375          692  $     16,435
MEDITRUST CORP.                    402        1,131          926         2,604
NEW PLAN EXCEL REALTY
TRUST                              300        4,181          692         9,645
PLUM CREEK TIMBER CO.
INC.                                 0           --            0            --
POST PROPERTIES INC.                 0           --          240         9,030
PRISON REALTY TRUST INC.           162          830          724         3,711
PROLOGIS TRUST                     100        1,806          200         3,613
PUBLIC STORAGE INC.                300        6,619          892        19,680
ROUSE CO.                          200        4,375          880        19,250
SENIOR HOUSING PROPERTIES
TRUST                               50          431          140         1,204
SIMON PROPERTY GROUP INC.          200        4,700          856        20,116
SPIEKER PROPERTIES INC.            100        4,013          604        24,236
UNITED DOMINION REALTY
TRUST                              400        4,000        1,508        15,080
VENTAS INC.+                       500        1,688          792         2,673
VORNADO REALTY TRUST               200        6,113          780        23,839
WEINGARTEN REALTY
INVESTORS                          200        7,500          176         6,600
WESTFIELD AMERICA INC.               0           --           76         1,074
                                        -----------               ------------
                                        $   154,567               $    571,770
RETAIL
PERCENT OF NET ASSETS                         0.76%                      1.74%
ABERCROMBIE & FITCH CO.+           112  $     1,645        1,084  $     15,921
AMAZON.COM INC.+                   400       27,500          956        65,845
AMERICAN EAGLE
OUTFITTERS+                          0           --            0            --
ANNTAYLOR STORES CORP.+            247        4,708          172         3,279
AUTONATION INC.+                 1,600       12,100        4,216        31,884
AUTOZONE INC.+                     126        3,095          951        23,359
BARNES & NOBLE INC.+               200        3,450          516         8,901
BED BATH & BEYOND INC.+            390       11,066        1,200        34,050
BEST BUY CO. INC.+                 680       36,975        1,200        65,250
BJ'S WHOLESALE CLUB INC.+          630       19,530          780        24,180
BLOCKBUSTER INC.                     0           --          100         1,369
BOB EVANS FARMS INC.               468        6,347          317         4,299
BOISE CASCADE OFFICE
PRODUCTS CORP.+                      0           --           88         1,309
BORDERS GROUP INC.+                200        2,463          880        10,835
BOSTON CHICKEN INC.+               600           72          500            60
BRINKER INTERNATIONAL
INC.+                              856       18,618          871        18,944
BROWN SHOE COMPANY INC.             31          326          158         1,659
CBRL GROUP INC.                    149        1,378          901         8,334
CDW COMPUTER CENTERS
INC.+                                0           --           76         4,171
CHARMING SHOPPES+                   59          354            0            --
CIRCUIT CITY STORES INC.           244        9,852        1,338        54,022
CKE RESTAURANT INC.                120          765          484         3,086
COMPUSA INC.+                      400        4,000        1,332        13,320
CONSOLIDATED STORES
CORPORATION+                        58          653          678         7,628
CVS CORP.                          204        7,140        2,201        77,035
DARDEN RESTAURANTS INC.             90        1,187          684         9,020
DAVE & BUSTER'S INC.+                0           --            0            --
DILLARDS INC. "A"                   18          313          598        10,390
DOLLAR GENERAL CORP.                91        1,905        1,236        25,879
DOLLAR TREE STORES INC.+           100        3,881          284        11,023
EBAY INC.+                           0           --            0            --
EDISON BROTHERS STORES
INC. WARRANTS (EXPIRES
09/26/05 )+                          0           --            0            --
ETOYS INC.+                          0           --            0            --
FAMILY DOLLAR STORES INC.          460        7,993        1,607        27,922
FASTENAL CO.                       200        8,838          152         6,717

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
MACK-CALI REALTY CORP.           1,402  $     33,298        1,329  $     31,564        3,015  $     71,606
MEDITRUST CORP.                  2,786         7,836        2,329         6,550        5,701        16,034
NEW PLAN EXCEL REALTY
TRUST                            1,590        22,161        1,429        19,917        2,915        40,628
PLUM CREEK TIMBER CO.
INC.                               100         2,225          100         2,225          200         4,450
POST PROPERTIES INC.               200         7,525          100         3,763          300        11,288
PRISON REALTY TRUST INC.         1,587         8,133        1,440         7,380        3,500        17,938
PROLOGIS TRUST                     300         5,419          300         5,419          600        10,838
PUBLIC STORAGE INC.              1,327        29,277        2,064        45,537        4,363        96,259
ROUSE CO.                        1,678        36,706        1,518        33,206        3,480        76,125
SENIOR HOUSING PROPERTIES
TRUST                              251         2,165          319         2,754          708         6,107
SIMON PROPERTY GROUP INC.        2,028        47,658        1,775        41,713        4,175        98,113
SPIEKER PROPERTIES INC.          1,215        48,752        1,239        49,715        2,938       117,887
UNITED DOMINION REALTY
TRUST                            2,830        28,300        2,689        26,890        5,988        59,880
VENTAS INC.+                     1,590         5,366        1,511         5,100        3,280        11,070
VORNADO REALTY TRUST             1,578        48,228        1,507        46,058        3,568       109,047
WEINGARTEN REALTY
INVESTORS                          351        13,163          357        13,388          895        33,562
WESTFIELD AMERICA INC.             151         2,133          168         2,373          607         8,574
                                        ------------               ------------               ------------
                                        $  1,076,378               $  1,072,735               $  2,313,382
RETAIL
PERCENT OF NET ASSETS                          2.84%                      3.41%                      4.28%
ABERCROMBIE & FITCH CO.+         2,478  $     36,396        2,234  $     32,812          700  $     10,281
AMAZON.COM INC.+                 1,978       136,235        1,308        90,089        4,710       324,401
AMERICAN EAGLE
OUTFITTERS+                        100         2,550            0            --          100         2,550
ANNTAYLOR STORES CORP.+            308         5,871          226         4,308          209         3,984
AUTONATION INC.+                 8,089        61,173        7,222        54,616       20,198       152,747
AUTOZONE INC.+                   2,571        63,150        2,273        55,831        4,683       115,026
BARNES & NOBLE INC.+             1,227        21,166        1,061        18,302        2,573        44,384
BED BATH & BEYOND INC.+          2,329        66,085        1,982        56,239        4,203       119,260
BEST BUY CO. INC.+               2,664       144,855        2,078       112,991        7,166       389,651
BJ'S WHOLESALE CLUB INC.+          772        23,932          656        20,336          500        15,500
BLOCKBUSTER INC.                     0            --            0            --            0            --
BOB EVANS FARMS INC.               659         8,938          421         5,710        1,204        16,329
BOISE CASCADE OFFICE
PRODUCTS CORP.+                    801        11,915          179         2,663          353         5,251
BORDERS GROUP INC.+              1,865        22,963        1,696        20,882        3,445        42,417
BOSTON CHICKEN INC.+               700            84          700            84        1,100           132
BRINKER INTERNATIONAL
INC.+                            1,740        37,845          945        20,554        2,170        47,198
BROWN SHOE COMPANY INC.            296         3,108          197         2,069          224         2,352
CBRL GROUP INC.                  1,600        14,800        1,392        12,876        3,213        29,720
CDW COMPUTER CENTERS
INC.+                              150         8,231          358        19,645          306        16,792
CHARMING SHOPPES+                2,105        12,630        1,546         9,276        3,271        19,626
CIRCUIT CITY STORES INC.         3,336       134,691        3,016       121,771        6,140       247,903
CKE RESTAURANT INC.              1,068         6,809          686         4,373        1,549         9,875
COMPUSA INC.+                    2,391        23,910        2,243        22,430        4,916        49,160
CONSOLIDATED STORES
CORPORATION+                     1,809        20,351        1,435        16,144        3,332        37,485
CVS CORP.                        6,663       233,205        5,408       189,280       13,060       457,100
DARDEN RESTAURANTS INC.          2,239        29,527        1,911        25,201        4,413        58,196
DAVE & BUSTER'S INC.+               90           579            0            --            0            --
DILLARDS INC. "A"                1,895        32,926        1,428        24,812        3,525        61,247
DOLLAR GENERAL CORP.             4,355        91,183        3,481        72,883        7,935       166,139
DOLLAR TREE STORES INC.+           820        31,826          737        28,605        1,843        71,531
EBAY INC.+                         100        14,338            0            --          500        71,688
EDISON BROTHERS STORES
INC. WARRANTS (EXPIRES
09/26/05 )+                         16            --            0            --            0            --
ETOYS INC.+                          0            --            0            --          100         1,406
FAMILY DOLLAR STORES INC.        3,417        59,370        3,007        52,247        6,833       118,723
FASTENAL CO.                       501        22,138          514        22,712        1,413        62,437

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
FEDERATED DEPARTMENT
STORES INC.+                       179  $     6,567        1,403  $     51,473
FOOTSTAR INC.+                      46        1,136          216         5,333
GAP INC.                           408       19,712        3,928       189,772
GOLDEN STATE BANCORP
INC.+                              200          206          500           531
HANCOCK FABRICS INC.                 0           --            0            --
HEILIG-MEYERS CO.                  524        1,703          361         1,173
HOME DEPOT INC.                  1,149       66,427       11,178       646,228
HOMEBASE INC.+                     365          935            0            --
IKON OFFICE SOLUTIONS
INC.                                14           98          683         4,781
INTIMATE BRANDS INC.                 0           --            0            --
KMART CORP.+                       274        2,415        3,162        27,865
KOHLS CORP.+                       537       40,711          535        40,560
LANDS' END INC.+                     0           --            0            --
LIMITED INC.                       197        6,698        1,504        51,136
LINENS 'N THINGS INC.+               0           --            0            --
LONE STAR STEAKHOUSE &
SALOON INC.+                       300        2,663          352         3,124
LONGS DRUG STORES INC.              66        1,225          314         5,829
LOWE'S COMPANIES INC.              304       14,478        2,240       106,680
LUBY'S INC.                         45          470          193         2,014
MAY DEPARTMENT STORES CO.          211        5,526        2,109        55,229
MCDONALD'S CORP.                 1,038       32,762        8,700       274,594
MICHAELS STORES INC.+                0           --            0            --
MP3.COM INC.+                        0           --            0            --
NEIMAN-MARCUS GROUP INC.
"A"+                               100        2,131           64         1,364
NEIMAN-MARCUS GROUP INC.
"B"+                                 0           --          137         2,877
NORDSTROM INC.                     214        4,561          790        16,837
NPC INTERNATIONAL INC.+              0           --            0            --
OFFICE DEPOT INC.+                 477        5,813        4,135        50,395
OFFICEMAX INC.+                    700        4,944        1,816        12,826
OUTBACK STEAKHOUSE INC.+           100        2,613          692        18,079
PAYLESS SHOESOURCE INC.+           217        8,572          162         6,399
PENNEY (J.C.) COMPANY
INC.                                66        1,040        1,463        23,042
PEP BOYS-MANNY MOE & JACK
INC.                                 0           --          279         1,726
PETSMART INC.+                   1,200        3,975        1,144         3,790
PIER 1 IMPORTS INC.                550        4,813        1,552        13,580
PLANET HOLLYWOOD
INTERNATIONAL INC.+                  0           --          176            16
PRICELINE.COM INC.+                  0           --            0            --
RITE AID CORP.                      38          261        1,568        10,780
ROSS STORES INC.                   400        5,800          756        10,962
RUBY TUESDAY INC.                  384        6,504          176         2,981
RYAN'S FAMILY STEAK
HOUSES INC.+                       119        1,138          454         4,341
SAKS INC.+                         464        5,336        1,245        14,318
SCHOOL SPECIALTY INC.+               0           --           90         1,553
SEARS, ROEBUCK AND CO.              58        1,599        2,570        70,836
SERVICE MERCHANDISE CO.+           771          123            0            --
7-ELEVEN INC.+                   1,800        4,669        1,232         3,196
SHONEY'S INC.+                      97          103          325           345
SIZZLER INTERNATIONAL
INC.+                              254          794            0            --
STAPLES INC.+                      511       13,797        2,547        68,769
STARBUCKS CORP.+                   800       28,100        1,836        64,490
SUNGLASS HUT
INTERNATIONAL INC.+                600        5,138          440         3,768
SYSTEMAX INC.+                     200        1,975          176         1,738
TALBOTS INC.                       200        7,238          176         6,369
TANDY CORP.                        222        8,450          960        36,540
TARGET CORPORATION                 263       15,517        2,658       156,822
TIFFANY & CO.                      452       29,013          780        50,066

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
FEDERATED DEPARTMENT
STORES INC.+                     3,476  $    127,526        3,042  $    111,603        6,361  $    233,369
FOOTSTAR INC.+                     457        11,282          341         8,418          678        16,738
GAP INC.                        12,446       601,297       10,106       488,246       26,560     1,283,180
GOLDEN STATE BANCORP
INC.+                              800           825          900           956        1,900         1,959
HANCOCK FABRICS INC.               400         1,125            0            --            0            --
HEILIG-MEYERS CO.                  831         2,701          586         1,904        1,248         4,056
HOME DEPOT INC.                 34,045     1,968,227       27,945     1,615,570       73,641     4,257,370
HOMEBASE INC.+                     536         1,374          428         1,097            0            --
IKON OFFICE SOLUTIONS
INC.                             2,521        17,647        2,065        14,455        3,831        26,817
INTIMATE BRANDS INC.               200         6,538          100         3,269          300         9,806
KMART CORP.+                     8,102        71,399        7,037        62,014       14,511       127,878
KOHLS CORP.+                     2,173       164,741        1,856       140,708        4,731       358,669
LANDS' END INC.+                   479        15,897            0            --            0            --
LIMITED INC.                     3,622       123,148        3,287       111,758        6,781       230,554
LINENS 'N THINGS INC.+             200         3,938          100         1,969          400         7,875
LONE STAR STEAKHOUSE &
SALOON INC.+                       714         6,337          546         4,846          895         7,943
LONGS DRUG STORES INC.             569        10,562          556        10,321          876        16,261
LOWE'S COMPANIES INC.            6,423       305,895        5,339       254,270       11,933       568,309
LUBY'S INC.                        421         4,394          329         3,434          649         6,774
MAY DEPARTMENT STORES CO.        5,737       150,238        4,841       126,774       10,335       270,648
MCDONALD'S CORP.                23,092       728,841       19,294       608,967       43,118     1,360,912
MICHAELS STORES INC.+                0            --            0            --          177         4,801
MP3.COM INC.+                      100         1,725            0            --          100         1,725
NEIMAN-MARCUS GROUP INC.
"A"+                               326         6,948          336         7,161          960        20,460
NEIMAN-MARCUS GROUP INC.
"B"+                               299         6,279          269         5,649          570        11,970
NORDSTROM INC.                   2,451        52,237        2,071        44,138        4,712       100,425
NPC INTERNATIONAL INC.+            328         2,706          253         2,087            0            --
OFFICE DEPOT INC.+               6,728        81,998        6,309        76,891       16,965       206,761
OFFICEMAX INC.+                  3,543        25,022        3,270        23,094        7,292        51,500
OUTBACK STEAKHOUSE INC.+         1,215        31,742        1,239        32,369        2,982        77,905
PAYLESS SHOESOURCE INC.+           802        31,679          796        31,442        2,135        84,333
PENNEY (J.C.) COMPANY
INC.                             4,156        65,457        3,557        56,023        7,295       114,896
PEP BOYS-MANNY MOE & JACK
INC.                             1,027         6,355          879         5,439        1,775        10,983
PETSMART INC.+                   2,028         6,718        1,528         5,062        2,950         9,772
PIER 1 IMPORTS INC.              2,730        23,888        2,689        23,529        5,899        51,616
PLANET HOLLYWOOD
INTERNATIONAL INC.+                438            40          357            33          530            49
PRICELINE.COM INC.+                100         5,594            0            --          100         5,594
RITE AID CORP.                   4,607        31,673        3,804        26,153        7,481        51,432
ROSS STORES INC.                 2,430        35,235        2,200        31,900        5,222        75,719
RUBY TUESDAY INC.                  563         9,536          355         6,013          784        13,279
RYAN'S FAMILY STEAK
HOUSES INC.+                       987         9,438          706         6,751        1,018         9,735
SAKS INC.+                       2,532        29,118        2,377        27,336        5,277        60,686
SCHOOL SPECIALTY INC.+             187         3,226          160         2,760          358         6,176
SEARS, ROEBUCK AND CO.           6,712       185,000        5,766       158,925       11,705       322,619
SERVICE MERCHANDISE CO.+         1,428           228        1,091           175            0            --
7-ELEVEN INC.+                   2,379         6,171        1,707         4,428        4,110        10,661
SHONEY'S INC.+                     758           805          632           672        1,252         1,330
SIZZLER INTERNATIONAL
INC.+                              480         1,500          384         1,200            0            --
STAPLES INC.+                    7,776       209,952        6,350       171,450       14,287       385,749
STARBUCKS CORP.+                 3,256       114,367        2,936       103,127        9,608       337,481
SUNGLASS HUT
INTERNATIONAL INC.+                977         8,366          625         5,352        1,248        10,686
SYSTEMAX INC.+                     263         2,597          179         1,768          453         4,473
TALBOTS INC.                         0            --          179         6,478          353        12,774
TANDY CORP.                      2,814       107,108        2,604        99,115        5,406       205,766
TARGET CORPORATION               7,481       441,379        6,231       367,629       14,565       859,335
TIFFANY & CO.                    1,542        98,977        1,836       117,848        3,180       204,116

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
TJX COMPANIES INC.                  76  $     1,211        1,556  $     24,799
TOO INC.+                            0           --          216         5,184
TOYS R US INC.+                     71          882        1,611        19,936
TRICON GLOBAL RESTAURANTS
INC.+                               71        1,890          520        13,845
US OFFICE PRODUCTS CO.+              0           --          203           557
VALUE AMERICA INC.+                100          413          100           413
VENATOR GROUP INC.+                177        1,007          927         5,272
WALGREEN CO.                       300        7,744        4,658       120,235
WAL-MART STORES INC.             2,636      128,340       22,236     1,082,615
WEBVAN GROUP INC.+                   0           --            0            --
WENDY'S INTERNATIONAL
INC.                               131        2,063          715        11,261
WILLIAMS-SONOMA INC.+                0           --            0            --
                                        -----------               ------------
                                        $   717,453               $  3,978,935
SEMICONDUCTORS
PERCENT OF NET ASSETS                         0.95%                      2.04%
ADVANCED MICRO DEVICES
INC.+                              130  $     5,086          926  $     36,230
ALLIANCE SEMICONDUCTOR
CORP.+                               0           --            0            --
ALTERA CORP.+                      640       51,040        2,124       169,389
AMKOR TECHNOLOGY INC.+               0           --            0            --
APPLIED MATERIALS INC.+            305       55,796        2,176       398,072
APPLIED MICRO CIRCUITS
CORP.+                               0           --          100        27,506
ATMEL CORP.+                     1,124       55,638        2,346       116,127
BROADCOM CORP.+                      0           --          200        39,475
CIRRUS LOGIC INC.+                 634       13,195          686        14,277
CONEXANT SYSTEMS INC.+             420       41,265        1,399       137,452
CYPRESS SEMICONDUCTOR
CORP.+                             800       36,500          739        33,717
ETEC SYSTEMS INC.+                   0           --          176        20,730
GENERAL SEMICONDUCTOR
INC.+                               37          617          229         3,821
INTEL CORP.                      1,892      213,796       17,102     1,932,526
INTERNATIONAL RECTIFIER
CORP.+                             500       20,938          440        18,425
KLA-TENCOR CORP.+                  188       14,652        1,002        78,093
LAM RESEARCH CORP.+                300       46,837          264        41,217
LATTICE SEMICONDUCTOR
CORP.+                             200       14,050          704        49,456
LSI LOGIC CORP.+                   236       15,119        1,788       114,544
MEMC ELECTRONICS
MATERIALS INC.+                    300        5,231          264         4,604
MICRON TECHNOLOGY INC.+            145       14,219        1,642       161,019
NATIONAL SEMICONDUCTOR
CORP.+                              86        6,461        1,142        85,793
NOVELLUS SYSTEMS INC.+             600       35,588          720        42,705
PMC - SIERRA INC.+                   0           --          600       115,838
QLOGIC CORP.+                        0           --            0            --
RAMBUS INC.+                         0           --           88        26,543
SDL INC.+                            0           --          100        41,000
TEXAS INSTRUMENTS INC.             700      116,550        4,344       723,276
VARIAN SEMICONDUCTOR
EQUIPMENT ASSOCIATES
INC.+                              177       10,255          431        25,052
XILINX INC.+                     1,548      123,453        2,728       217,558
                                        -----------               ------------
                                        $   896,286               $  4,674,445
SOFTWARE
PERCENT OF NET ASSETS                         1.70%                      3.15%
ACXIOM CORP.+                      100  $     2,888          200  $      5,775
ADOBE SYSTEMS INC.                 214       21,828        1,056       107,712
AKAMAI TECHNOLOGIES INC.+            0           --          100        26,125
AMERICA ONLINE INC.+            10,090      595,310       17,310     1,021,290
AMERICAN MANAGEMENT
SYSTEMS+                             0           --            0            --
ARIBA INC.+                          0           --          200        52,900

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
TJX COMPANIES INC.               4,893  $     77,982        3,844  $     61,264        9,047  $    144,187
TOO INC.+                          517        12,408          449        10,776          911        21,864
TOYS R US INC.+                  4,250        52,594        3,817        47,235        7,983        98,790
TRICON GLOBAL RESTAURANTS
INC.+                            1,845        49,123        1,572        41,855        4,272       113,742
US OFFICE PRODUCTS CO.+            521         1,433          460         1,266          906         2,491
VALUE AMERICA INC.+                  0            --            0            --          100           413
VENATOR GROUP INC.+              2,528        14,378        2,171        12,348        4,319        24,564
WALGREEN CO.                    14,114       364,318       11,342       292,765       30,620       790,379
WAL-MART STORES INC.            66,120     3,219,218       54,480     2,652,495      142,818     6,953,451
WEBVAN GROUP INC.+                   0            --            0            --          100         1,138
WENDY'S INTERNATIONAL
INC.                             2,104        33,138        1,723        27,137        3,906        61,520
WILLIAMS-SONOMA INC.+              200         6,188          100         3,094          442        13,674
                                        ------------               ------------               ------------
                                        $ 11,180,556               $  9,292,552               $ 23,110,629
SEMICONDUCTORS
PERCENT OF NET ASSETS                          3.19%                      3.87%                      5.03%
ADVANCED MICRO DEVICES
INC.+                            2,432  $     95,152        1,967  $     76,959        4,409  $    172,502
ALLIANCE SEMICONDUCTOR
CORP.+                               0            --            0            --          221         5,518
ALTERA CORP.+                    4,070       324,583        4,458       355,526        9,550       761,613
AMKOR TECHNOLOGY INC.+               0            --          100         5,194          200        10,388
APPLIED MATERIALS INC.+          5,517     1,009,266        4,769       872,429       12,035     2,201,653
APPLIED MICRO CIRCUITS
CORP.+                             300        82,519            0            --          900       247,556
ATMEL CORP.+                     5,200       257,400        4,800       237,600       11,222       555,489
BROADCOM CORP.+                    800       157,900          200        39,475        1,800       355,275
CIRRUS LOGIC INC.+               1,411        29,366        1,052        21,895        1,434        29,845
CONEXANT SYSTEMS INC.+           3,864       379,638        3,848       378,066        7,750       761,438
CYPRESS SEMICONDUCTOR
CORP.+                           1,296        59,130        1,371        62,552        3,300       150,563
ETEC SYSTEMS INC.+                 351        41,341          268        31,565          718        84,567
GENERAL SEMICONDUCTOR
INC.+                              521         8,694          410         6,842        1,128        18,824
INTEL CORP.                     49,712     5,617,456       41,240     4,660,120      107,524    12,150,212
INTERNATIONAL RECTIFIER
CORP.+                             877        36,724          625        26,172        1,072        44,890
KLA-TENCOR CORP.+                3,058       238,333        2,470       192,506        5,546       432,241
LAM RESEARCH CORP.+                438        68,383          446        69,632        1,260       196,718
LATTICE SEMICONDUCTOR
CORP.+                           1,228        86,267        1,250        87,813        2,674       187,849
LSI LOGIC CORP.+                 5,004       320,569        4,172       267,269        9,360       599,625
MEMC ELECTRONICS
MATERIALS INC.+                    351         6,121          357         6,225          807        14,072
MICRON TECHNOLOGY INC.+          4,561       447,263        3,760       368,715        8,472       830,786
NATIONAL SEMICONDUCTOR
CORP.+                           2,934       220,417        2,379       178,722        5,286       397,111
NOVELLUS SYSTEMS INC.+           2,331       138,257        1,812       107,474        5,034       298,579
PMC - SIERRA INC.+               1,400       270,288          600       115,838        3,400       656,413
QLOGIC CORP.+                      400        62,400            0            --        1,200       187,200
RAMBUS INC.+                       163        49,165          179        53,991          242        72,993
SDL INC.+                          200        82,000          100        41,000          600       246,000
TEXAS INSTRUMENTS INC.          11,902     1,981,683       10,290     1,713,285       25,644     4,269,726
VARIAN SEMICONDUCTOR
EQUIPMENT ASSOCIATES
INC.+                              820        47,663          795        46,209        1,659        96,429
XILINX INC.+                     5,348       426,503        6,342       505,775       14,128     1,126,708
                                        ------------               ------------               ------------
                                        $ 12,544,481               $ 10,528,849               $ 27,162,783
SOFTWARE
PERCENT OF NET ASSETS                          4.86%                      5.74%                      7.72%
ACXIOM CORP.+                      300  $      8,663          200  $      5,775          500  $     14,438
ADOBE SYSTEMS INC.               1,766       180,132        1,644       167,688        3,858       393,516
AKAMAI TECHNOLOGIES INC.+          200        52,250          100        26,125          700       182,875
AMERICA ONLINE INC.+            33,156     1,956,204       29,476     1,739,084       71,514     4,219,326
AMERICAN MANAGEMENT
SYSTEMS+                           200         6,363          100         3,181          200         6,363
ARIBA INC.+                        700       185,150          400       105,800        1,700       449,650

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
AT HOME CORP. "A"+                 100  $     3,431          628  $     21,548
AUTODESK INC.                       76        3,396          306        13,674
AUTOMATIC DATA PROCESSING          158        6,883        2,706       117,880
BEA SYSTEMS INC.+                    0           --          176        22,275
BMC SOFTWARE INC.+                 929       42,734          715        32,890
BROADVISION INC.+                    0           --          100        25,256
CADENCE DESIGN SYSTEMS
INC.+                              964       19,220        1,909        38,061
CAREINSITE INC.+                     0           --            0            --
CHOICEPOINT INC.+                  282       10,628          246         9,271
CITRIX SYSTEMS INC.+               400       42,175        1,364       143,817
CMGI INC.+                           0           --          900       116,606
CNET INC.+                           0           --            0            --
COMPUTER ASSOCIATES
INTERNATIONAL INC.                 214       13,763        2,407       154,800
COMPUWARE CORP.+                 1,760       38,940        2,500        55,313
COVAD COMMUNICATIONS
GROUP INC.+                          0           --            0            --
CSG SYSTEMS INTERNATIONAL
INC.+                                0           --            0            --
DOUBLECLICK INC.+                    0           --          100         8,881
EARTHLINK INC.+                      0           --            0            --
EDWARDS (J.D.) & CO.+              100        4,050          252        10,238
ELECTRONIC ARTS INC.+              300       30,000          516        51,600
EXODUS COMMUNICATIONS
INC.+                                0           --          700        99,663
FIRST DATA CORP.                   243       10,935        2,715       122,175
FISERV INC.+                       487       13,271        1,164        31,719
GO.COM (WALT DISNEY)+                0           --            0            --
HEALTHEON/WEBMD CORP.+               0           --            0            --
HOMESTORE.COM INC.+                  0           --            0            --
I2 TECHNOLOGIES INC.+                0           --          152        24,852
IMS HEALTH INC.                      0           --        1,454        29,262
INFORMATION RESOURCES
INC.+                                0           --            0            --
INFORMIX CORP.+                  1,190       19,040          861        13,776
INFOSPACE.COM INC.+                  0           --          400        86,800
INKTOMI CORP.+                       0           --            0            --
INTERNET CAPITAL GROUP
LLC+                                 0           --          600        63,450
INTUIT INC.+                       600       31,500          984        51,660
IVILLAGE INC.+                       0           --            0            --
KEANE INC.+                        100        2,400          692        16,608
LEGATO SYSTEMS INC.+                 0           --          480        17,100
LHS GROUP INC.+                      0           --           76         3,439
LYCOS INC.+                          0           --          100         5,963
MACROMEDIA INC.+                   400       34,575          352        30,426
MERCURY INTERACTIVE
CORP.+                               0           --            0            --
MICROSOFT CORP.+                 2,726      243,636       26,484     2,367,008
MOMENTUM BUSINESS
APPLICATIONS INC.+                   7           52           21           155
NATIONAL DATA CORP.                200        6,200          240         7,440
NETWORK ASSOCIATES INC.+           525       15,980        1,374        41,821
NETWORK SOLUTIONS INC.+              0           --            0            --
NETZERO INC.+                        0           --            0            --
NEW ERA OF NETWORKS INC.+            0           --            0            --
NORTHPOINT COMMUNICATIONS
GROUP INC.+                          0           --            0            --
NOVELL INC.+                       125        4,133        2,196        72,605
OBJECTIVE SYSTEMS
INTEGRATOR INC.+                     0           --           88         1,694
ORACLE CORP.+                    1,442      107,069       14,224     1,056,132
PARAMETRIC TECHNOLOGY
CORP.+                              20          606        1,236        37,466
PEOPLESOFT INC.+                   265        5,482        1,045        21,618
PEREGRINE SYSTEMS INC.+              0           --            0            --
PER-SE TECHNOLOGIES INC.+          266        2,095          264         2,079

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
AT HOME CORP. "A"+               2,152  $     73,841          972  $     33,352        5,396  $    185,150
AUTODESK INC.                      951        42,498          749        33,471        1,737        77,622
AUTOMATIC DATA PROCESSING        8,828       384,570        6,943       302,454       19,126       833,176
BEA SYSTEMS INC.+                  526        66,572          358        45,309          706        89,353
BMC SOFTWARE INC.+               3,229       148,534        2,239       102,994        6,960       320,160
BROADVISION INC.+                  500       126,281          100        25,256        1,200       303,075
CADENCE DESIGN SYSTEMS
INC.+                            3,825        76,261        3,452        68,824       10,984       218,994
CAREINSITE INC.+                   100         6,800          100         6,800          200        13,600
CHOICEPOINT INC.+                  638        24,045          476        17,939          854        32,185
CITRIX SYSTEMS INC.+             3,100       326,856        3,848       405,724        8,144       858,683
CMGI INC.+                       2,200       284,900        1,500       194,344        5,100       660,450
CNET INC.+                         100         6,688          100         6,688          200        13,375
COMPUTER ASSOCIATES
INTERNATIONAL INC.               7,846       504,596        6,228       400,538       16,900     1,086,881
COMPUWARE CORP.+                 4,820       106,643        4,166        92,173       10,222       226,162
COVAD COMMUNICATIONS
GROUP INC.+                        100         9,025            0            --          200        18,050
CSG SYSTEMS INTERNATIONAL
INC.+                              100         5,138          100         5,138          100         5,138
DOUBLECLICK INC.+                  400        35,525            0            --        1,100        97,694
EARTHLINK INC.+                    300         7,463          200         4,975          561        13,942
EDWARDS (J.D.) & CO.+              714        29,006          525        21,328        1,513        61,466
ELECTRONIC ARTS INC.+            1,502       150,200        1,329       132,900        3,015       301,500
EXODUS COMMUNICATIONS
INC.+                            1,800       256,275        1,200       170,850        4,100       583,738
FIRST DATA CORP.                 7,353       330,885        6,139       276,255       13,214       594,630
FISERV INC.+                     2,183        59,480        1,983        54,037        6,284       171,239
GO.COM (WALT DISNEY)+              115         2,537          115         2,537          330         7,281
HEALTHEON/WEBMD CORP.+             100         5,531          100         5,531          100         5,531
HOMESTORE.COM INC.+                  0            --            0            --          100         6,831
I2 TECHNOLOGIES INC.+              526        86,001          336        54,936        1,436       234,786
IMS HEALTH INC.                  4,745        95,493        3,730        75,066        8,865       178,408
INFORMATION RESOURCES
INC.+                              353         2,758            0            --            0            --
INFORMIX CORP.+                  2,733        43,728        1,709        27,344        4,775        76,400
INFOSPACE.COM INC.+              1,000       217,000          600       130,200        2,400       520,800
INKTOMI CORP.+                     200        27,425            0            --          600        82,275
INTERNET CAPITAL GROUP
LLC+                             1,500       158,625          900        95,175        3,400       359,550
INTUIT INC.+                     2,467       129,518        1,912       100,380        7,583       398,108
IVILLAGE INC.+                     100         1,875            0            --          100         1,875
KEANE INC.+                      1,427        34,248        1,696        40,704        3,733        89,592
LEGATO SYSTEMS INC.+             1,578        56,216        1,308        46,598          600        21,375
LHS GROUP INC.+                    251        11,358          157         7,104          607        27,467
LYCOS INC.+                        300        17,888          200        11,925          900        53,663
MACROMEDIA INC.+                   614        53,073          446        38,551          995        86,005
MERCURY INTERACTIVE
CORP.+                             200        19,275            0            --          600        57,825
MICROSOFT CORP.+                76,870     6,870,256       63,786     5,700,874      166,132    14,848,048
MOMENTUM BUSINESS
APPLICATIONS INC.+                  62           457           66           487           48           354
NATIONAL DATA CORP.                677        20,987          693        21,483        1,766        54,746
NETWORK ASSOCIATES INC.+         2,367        72,046        2,232        67,937        7,079       215,467
NETWORK SOLUTIONS INC.+              0            --            0            --          200        64,488
NETZERO INC.+                        0            --            0            --          100         2,350
NEW ERA OF NETWORKS INC.+          100         9,163          100         9,163          100         9,163
NORTHPOINT COMMUNICATIONS
GROUP INC.+                        100         2,269          100         2,269          100         2,269
NOVELL INC.+                     5,870       194,077        5,072       167,693       10,308       340,808
OBJECTIVE SYSTEMS
INTEGRATOR INC.+                     0            --            0            --          277         5,332
ORACLE CORP.+                   42,256     3,137,508       34,898     2,591,177       91,260     6,776,055
PARAMETRIC TECHNOLOGY
CORP.+                           4,033       122,250        3,339       101,213        7,873       238,650
PEOPLESOFT INC.+                 3,260        67,441        2,635        54,512        7,030       145,433
PEREGRINE SYSTEMS INC.+              0            --            0            --          200        10,925
PER-SE TECHNOLOGIES INC.+          354         2,788          390         3,071          655         5,158

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
PHONE.COM INC.+                      0  $        --            0  $         --
PIXAR INC.+                          0           --           88         3,080
POLICY MANAGEMENT SYSTEMS
CORP.+                             396        3,515           99           879
PRODIGY COMMUNICATIONS
CORP.+                               0           --            0            --
PSINET INC.+                         0           --            0            --
RATIONAL SOFTWARE CORP.+           100        7,113          792        56,331
REALNETWORKS INC.+                   0           --            0            --
REYNOLDS & REYNOLDS CO.
"A"                                146        4,033          910        25,139
RHYTHMS NETCONNECTIONS
INC.+                                0           --          100         3,569
SHARED MEDICAL SYSTEMS
CORP.                               42        1,635          150         5,841
SIEBEL SYSTEMS INC.+               400       55,475        1,212       168,089
STERLING COMMERCE INC.+            277       12,136        1,089        47,712
STERLING SOFTWARE INC.+            200        7,175          880        31,570
STRUCTURAL DYNAMICS
RESEARCH CORP.+                    303        4,318            0            --
SYBASE INC.+                       700       17,544          616        15,439
SYMANTEC CORP.+                    278       19,860          892        63,722
TOTAL SYSTEM SERVICES
INC.                               250        3,969          384         6,096
USINTERNETWORKING INC.+              0           --            0            --
VERIO INC.+                          0           --            0            --
VIGNETTE CORP.+                      0           --            0            --
YAHOO! INC.+                       800      127,750        3,418       545,812
ZDNET INC.+                          0           --            0            --
                                        -----------               ------------
                                        $ 1,596,743               $  7,214,102
TELECOMMUNICATION
EQUIPMENT
PERCENT OF NET ASSETS                         0.73%                      1.49%
ADC TELECOMMUNICATIONS
INC.+                            1,124  $    50,440        2,492  $    111,829
ADTRAN INC.+                       100        7,356          176        12,947
ADVANCED FIBRE
COMMUNICATIONS INC.+               300       20,438          616        41,965
AMERICAN TOWER CORP.+              100        4,925          956        47,083
ANDREW CORP.+                       90        2,228          417        10,321
ANTEC CORP.+                         0           --            0            --
CIENA CORP.+                       100       15,981          528        84,381
COMMSCOPE INC.+                     50        1,947          304        11,837
COMVERSE TECHNOLOGY INC.+          340       66,938          560       110,250
E-TEK DYNAMICS INC.+                 0           --          100        27,325
GLENAYRE TECHNOLOGIES
INC.+                              650       12,919          572        11,369
HARMONIC INC.+                       0           --            0            --
HARRIS CORP.                       104        3,315          607        19,348
JDS UNIPHASE CORP.+                  0           --        1,160       305,950
LUCENT TECHNOLOGIES INC.         1,673       99,544       15,570       926,415
METROMEDIA FIBER NETWORK
INC.+                                0           --          300        21,567
MOBILEMEDIA CORP.+                 300           --          200            --
MOTOROLA INC.                      576       98,208        4,747       809,364
PAGING NETWORK INC.+               500        1,453          616         1,790
PAIRGAIN TECHNOLOGIES
INC.+                              300        5,363          616        11,011
PICTURETEL CORP.+                  400        3,025          352         2,662
QUALCOMM INC.+                   1,950      277,753        4,686       667,462
RF MICRO DEVICES INC.+               0           --            0            --
SCIENTIFIC-ATLANTA INC.             75        7,702          549        56,375
SYCAMORE NETWORKS INC.+              0           --          300        44,400
TELLABS INC.+                      174        8,352        1,652        79,296
WILLIAMS COMMUNICATIONS
GROUP INC.+                          0           --            0            --
                                        -----------               ------------
                                        $   687,887               $  3,414,947

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
PHONE.COM INC.+                      0  $         --            0  $         --          200  $     27,925
PIXAR INC.+                         63         2,205          268         9,380          330        11,550
POLICY MANAGEMENT SYSTEMS
CORP.+                             431         3,825          261         2,316          866         7,686
PRODIGY COMMUNICATIONS
CORP.+                               0            --            0            --          100         2,006
PSINET INC.+                       600        27,750          200         9,275        1,400        64,750
RATIONAL SOFTWARE CORP.+         1,678       119,348        1,429       101,638        2,726       193,887
REALNETWORKS INC.+                 400        28,125            0            --        1,200        84,375
REYNOLDS & REYNOLDS CO.
"A"                              1,688        46,631        1,575        43,509        3,468        95,804
RHYTHMS NETCONNECTIONS
INC.+                              400        14,275          200         7,138          400        14,275
SHARED MEDICAL SYSTEMS
CORP.                              446        17,366          374        14,563          624        24,297
SIEBEL SYSTEMS INC.+             2,368       328,412        2,132       295,682        5,252       728,387
STERLING COMMERCE INC.+          2,076        90,955        2,061        90,298        4,052       177,528
STERLING SOFTWARE INC.+          1,865        66,907        1,707        61,239        3,456       123,984
STRUCTURAL DYNAMICS
RESEARCH CORP.+                    380         5,415          285         4,061            0            --
SYBASE INC.+                     1,327        33,258        1,171        29,348        2,408        60,351
SYMANTEC CORP.+                  1,822       130,159        1,594       113,871        3,603       257,389
TOTAL SYSTEM SERVICES
INC.                               764        12,129          693        11,001        2,243        35,608
USINTERNETWORKING INC.+              0            --            0            --          150        10,013
VERIO INC.+                        100         7,506          100         7,506          200        15,013
VIGNETTE CORP.+                    100        23,050            0            --          400        92,200
YAHOO! INC.+                     7,808     1,246,840        6,344     1,013,058       16,792     2,681,473
ZDNET INC.+                        100         3,206          100         3,206          100         3,206
                                        ------------               ------------               ------------
                                        $ 19,119,997               $ 15,622,021               $ 41,671,156
TELECOMMUNICATION
EQUIPMENT
PERCENT OF NET ASSETS                          2.16%                      2.63%                      3.35%
ADC TELECOMMUNICATIONS
INC.+                            4,626  $    207,592        4,172  $    187,219       13,560  $    608,505
ADTRAN INC.+                       175        12,873          268        19,715          718        52,818
ADVANCED FIBRE
COMMUNICATIONS INC.+             1,327        90,402        1,261        85,906        2,673       182,098
AMERICAN TOWER CORP.+            2,028        99,879        1,775        87,419          900        44,325
ANDREW CORP.+                    1,494        36,977          990        24,503        2,413        59,722
ANTEC CORP.+                         0            --            0            --          100         5,294
CIENA CORP.+                     1,140       182,186          771       123,215        2,861       457,224
COMMSCOPE INC.+                    794        30,916          646        25,154        1,671        65,065
COMVERSE TECHNOLOGY INC.+        1,063       209,278        1,376       270,900        3,364       662,288
E-TEK DYNAMICS INC.+               300        81,881          100        27,325          300        81,881
GLENAYRE TECHNOLOGIES
INC.+                            1,130        22,459          814        16,178        1,459        28,998
HARMONIC INC.+                       0            --            0            --          100        13,694
HARRIS CORP.                     1,320        42,075        1,063        33,883        2,112        67,320
JDS UNIPHASE CORP.+              2,100       553,875        1,600       422,000        4,652     1,226,965
LUCENT TECHNOLOGIES INC.        46,476     2,765,322       38,327     2,280,457      100,447     5,976,597
METROMEDIA FIBER NETWORK
INC.+                              900        64,702          100         7,189        2,500       179,727
MOBILEMEDIA CORP.+                 400            --          300            --          700             1
MOTOROLA INC.                   12,099     2,062,880       10,270     1,751,035       22,726     3,874,783
PAGING NETWORK INC.+             1,415         4,112        1,261         3,665        2,861         8,315
PAIRGAIN TECHNOLOGIES
INC.+                            1,239        22,147        1,171        20,932        2,761        49,353
PICTURETEL CORP.+                  714         5,400          546         4,129          807         6,103
QUALCOMM INC.+                  10,446     1,487,902        9,904     1,410,701       22,920     3,264,668
RF MICRO DEVICES INC.+             300        41,494          300        41,494          700        96,819
SCIENTIFIC-ATLANTA INC.          1,309       134,418        1,035       106,282        2,394       245,834
SYCAMORE NETWORKS INC.+            600        88,800            0            --        1,500       222,000
TELLABS INC.+                    5,644       270,912        4,502       216,096       12,216       586,368
WILLIAMS COMMUNICATIONS
GROUP INC.+                          0            --            0            --          100         4,450
                                        ------------               ------------               ------------
                                        $  8,518,482               $  7,165,397               $ 18,071,215

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                         0.35%                      0.66%
ALLEGIANCE TELECOM INC.+             0  $        --            0  $         --
ASPECT COMMUNICATIONS
CORP.+                               0           --          540        34,796
BROADWING INC.                       0           --          459        13,627
COMSAT CORP.                       301        5,061          443         7,448
COX COMMUNICATIONS INC.
"A"+                               871       39,576        1,530        69,519
CROWN CASTLE
INTERNATIONAL CORP.+                 0           --            0            --
ECHOSTAR COMMUNICATIONS
CORP.+                               0           --            0            --
GLOBAL CROSSING LTD.+              202        9,418        4,956       231,074
GLOBAL TELESYSTEMS GROUP
INC.+                              400        9,950          880        22,000
HUGHES ELECTRONICS CORP.+          500       60,250        1,132       136,406
ICG COMMUNICATIONS INC.+           200        6,238          528        16,566
LEAP WIRELESS
INTERNATIONAL INC.+                100        8,769          198        17,362
LEVEL 3 COMMUNICATIONS
INC.+                              100       11,388        1,400       159,425
LORAL SPACE &
COMMUNICATIONS LTD.+             1,042       15,695        2,626        39,554
MCLEODUSA INC. "A"+                400       35,200          880        77,440
NEXTEL COMMUNICATIONS
INC. "A"+                          178       24,264        1,555       211,966
NTL INC.+                            0           --          825        75,488
OMNIPOINT CORP.+                   200       23,555          264        31,093
PANAMSAT CORP.+                    100        4,881          176         8,591
QWEST COMMUNICATIONS
INTERNATIONAL INC.+              1,400       64,838        3,192       148,029
RCN CORP.+                           0           --            0            --
SPRINT CORP. (PCS GROUP)+          234       12,110        3,562       184,334
TALK.COM INC.+                     100        1,688          540         9,113
VOICESTREAM WIRELESS
CORP.+                               0           --          188        25,016
WEST TELESERVICES CORP.+             0           --            0            --
WESTERN WIRELESS CORP.
"A"+                                 0           --           88         4,268
WINSTAR COMMUNICATIONS
INC.+                                0           --            0            --
                                        -----------               ------------
                                        $   332,881               $  1,523,115
TELEPHONE
PERCENT OF NET ASSETS                         0.58%                      1.95%
ALLTEL CORP.                       149  $     8,642        1,832  $    106,256
AT&T CORP.                       2,519      124,533       20,787     1,027,657
BELL ATLANTIC CORP.              1,224       59,900        9,835       481,300
BELLSOUTH CORPORATION            1,560       63,570       11,899       484,884
CENTURYTEL INC.                      0           --          620        20,848
GTE CORP.                          836       49,324        6,093       359,487
INTERMEDIA COMMUNICATIONS
INC.+                                0           --          100         6,331
MCI WORLDCOM INC.+               2,271      101,343       18,200       812,175
NEXTLINK COMMUNICATIONS
INC.+                                0           --          100        11,019
SBC COMMUNICATIONS INC.          1,769       67,222       16,441       624,758
SPRINT CORP. (FON GROUP)           660       40,260        5,446       332,206
TELEPHONE & DATA SYSTEMS
INC.                                 0           --            0            --
US WEST INC.                       459       33,335        2,843       206,473
                                        -----------               ------------
                                        $   548,129               $  4,473,394
TEXTILES
PERCENT OF NET ASSETS                         0.03%                      0.03%
CINTAS CORP.                       320  $    12,780          780  $     31,151
MOHAWK INDUSTRIES INC.+              0           --            0            --
SHAW INDUSTRIES INC.             1,060       13,449        1,422        18,042
SPRINGS INDUSTRIES INC.
"A"                                 33        1,169          185         6,556
WESTPOINT STEVENS INC.             100        1,663          328         5,453
                                        -----------               ------------
                                        $    29,061               $     61,202

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                          0.94%                      1.13%                      1.58%
ALLEGIANCE TELECOM INC.+           150  $     14,831            0  $         --          600  $     59,325
ASPECT COMMUNICATIONS
CORP.+                             100         6,444            0            --        1,260        81,191
BROADWING INC.                   1,541        45,748          452        13,419        4,192       124,450
COMSAT CORP.                     1,020        17,149          916        15,400        2,169        36,466
COX COMMUNICATIONS INC.
"A"+                             2,375       107,914        2,405       109,277        7,308       332,057
CROWN CASTLE
INTERNATIONAL CORP.+                 0            --          100         3,225          400        12,900
ECHOSTAR COMMUNICATIONS
CORP.+                             100        11,400          100        11,400          600        68,400
GLOBAL CROSSING LTD.+           12,956       604,074       10,948       510,451       24,371     1,136,298
GLOBAL TELESYSTEMS GROUP
INC.+                            1,854        46,350        1,986        49,650        4,532       113,300
HUGHES ELECTRONICS CORP.+        2,028       244,374        1,875       225,938        5,776       696,008
ICG COMMUNICATIONS INC.+         1,152        36,144          982        30,810        2,231        69,998
LEAP WIRELESS
INTERNATIONAL INC.+                394        34,549          379        33,234          873        76,551
LEVEL 3 COMMUNICATIONS
INC.+                            3,400       386,963        2,500       284,688        7,700       876,356
LORAL SPACE &
COMMUNICATIONS LTD.+             5,119        77,105        4,757        71,652       10,620       159,964
MCLEODUSA INC. "A"+              1,854       163,152        1,808       159,104        4,032       354,816
NEXTEL COMMUNICATIONS
INC. "A"+                        5,343       728,318        4,291       584,917       11,500     1,567,594
NTL INC.+                        1,505       137,730        1,520       139,109        2,876       263,108
OMNIPOINT CORP.+                   351        41,340          357        42,047          630        74,199
PANAMSAT CORP.+                    163         7,956          268        13,082          418        20,404
QWEST COMMUNICATIONS
INTERNATIONAL INC.+              5,406       250,703        4,943       229,246       15,172       703,602
RCN CORP.+                           0            --            0            --          100         5,988
SPRINT CORP. (PCS GROUP)+       12,380       640,665        9,918       513,257       27,010     1,397,768
TALK.COM INC.+                   1,077        18,174          993        16,757        2,155        36,366
VOICESTREAM WIRELESS
CORP.+                             600        79,838          100        13,306        1,465       194,937
WEST TELESERVICES CORP.+             0            --            0            --          177         3,496
WESTERN WIRELESS CORP.
"A"+                                 0            --            0            --          365        17,703
WINSTAR COMMUNICATIONS
INC.+                              100         7,738          100         7,738          300        23,213
                                        ------------               ------------               ------------
                                        $  3,708,659               $  3,077,707               $  8,506,458
TELEPHONE
PERCENT OF NET ASSETS                          3.14%                      3.77%                      4.46%
ALLTEL CORP.                     5,309  $    307,922        4,435  $    257,230        9,824  $    569,792
AT&T CORP.                      54,703     2,704,380       45,939     2,271,109      102,413     5,063,043
BELL ATLANTIC CORP.             26,532     1,298,410       22,268     1,089,740       49,624     2,428,475
BELLSOUTH CORPORATION           32,151     1,310,153       26,965     1,098,824       60,128     2,450,216
CENTURYTEL INC.                  2,303        77,438        1,800        60,525        4,090       137,526
GTE CORP.                       16,557       976,863       13,929       821,811       31,007     1,829,413
INTERMEDIA COMMUNICATIONS
INC.+                              100         6,331            0            --          188        11,903
MCI WORLDCOM INC.+              48,892     2,181,806       41,351     1,845,288       97,844     4,366,289
NEXTLINK COMMUNICATIONS
INC.+                              400        44,075          100        11,019        1,200       132,225
SBC COMMUNICATIONS INC.         50,503     1,919,114       41,414     1,573,732      109,040     4,143,520
SPRINT CORP. (FON GROUP)        14,900       908,900       12,458       759,938       27,772     1,694,092
TELEPHONE & DATA SYSTEMS
INC.                               825        87,038            0            --          800        84,400
US WEST INC.                     7,224       524,643        6,520       473,515       15,830     1,149,654
                                        ------------               ------------               ------------
                                        $ 12,347,073               $ 10,262,731               $ 24,060,548
TEXTILES
PERCENT OF NET ASSETS                          0.03%                      0.05%                      0.05%
CINTAS CORP.                     1,250  $     49,922        1,634  $     65,258        3,639  $    145,333
MOHAWK INDUSTRIES INC.+            200         4,438          100         2,219          488        10,828
SHAW INDUSTRIES INC.             2,818        35,753        2,572        32,632        6,329        80,299
SPRINGS INDUSTRIES INC.
"A"                                293        10,383          324        11,482          560        19,845
WESTPOINT STEVENS INC.           1,152        19,152          971        16,143        2,320        38,570
                                        ------------               ------------               ------------
                                        $    119,648               $    127,734               $    294,875

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
TOBACCO
PERCENT OF NET ASSETS                         0.05%                      0.15%
PHILIP MORRIS COMPANIES
INC.                             2,031  $    40,747       14,867  $    298,269
R.J. REYNOLDS TOBACCO
HOLDINGS INC.                      223        4,014          917        16,506
UNIVERSAL CORPORATION              181        2,964          528         8,646
UST INC.                            72        1,391          508         9,811
                                        -----------               ------------
                                        $    49,116               $    333,232
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                         0.01%                      0.02%
DEPARTMENT 56 INC.+                200  $     2,825          176  $      2,486
HASBRO INC.                         67        1,055        1,225        19,294
MARVEL ENTERPRISES INC.
"A" WARRANTS (EXPIRES
10/02/01)+                           0           --            5             3
MARVEL ENTERPRISES INC.
"C" WARRANTS (EXPIRES
10/02/01)+                           0           --            9             3
MARVEL ENTERTAINMENT
GROUP+                               0           --          200            --
MATTEL INC.                        303        2,916        2,211        21,281
TOPPS CO. (THE)+                   512        3,840            0            --
                                        -----------               ------------
                                        $    10,636               $     43,067
TRANSPORTATION
PERCENT OF NET ASSETS                         0.07%                      0.18%
AIRBORNE FREIGHT CORP.             100  $     1,850          504  $      9,324
ALEXANDER & BALDWIN INC.           204        4,176          607        12,425
BURLINGTON NORTHERN SANTA
FE CORP.                           168        3,308        2,839        55,893
CNF TRANSPORTATION INC.            162        5,194          470        15,069
CONSOLIDATED FREIGHTWAYS
CORP.+                              31          205          159         1,053
CSX CORP.                           97        2,152        1,413        31,351
EXPEDITORS INTERNATIONAL
WASHINGTON INC.                      0           --            0            --
FEDEX CORPORATION+                 314       10,970        1,804        63,027
FRITZ COMPANIES INC.+              200        1,675          176         1,474
HUNT (J.B.) TRANSPORT
SERVICES INC.                        0           --            0            --
KANSAS CITY SOUTHERN
INDUSTRIES INC.                    133       10,474        1,331       104,816
NORFOLK SOUTHERN CORP.             182        2,468        2,535        34,381
OVERSEAS SHIPHOLDING
GROUP INC.                         393        8,179          273         5,682
ROADWAY EXPRESS INC.                46          949          139         2,867
UNION PACIFIC CORP.                268       10,184        1,639        62,282
UNITED PARCEL SERVICE
INC.                                 0           --          200        10,925
WISCONSIN CENTRAL
TRANSPORTATION CORP.+              400        4,950          704         8,712
YELLOW CORPORATION+                 49          784          196         3,136
                                        -----------               ------------
                                        $    67,518               $    422,417
TRUCKING & LEASING
PERCENT OF NET ASSETS                         0.02%                      0.01%
GATX CORPORATION                   246  $     7,657          451  $     14,037
RYDER SYSTEM INC.                  129        2,403          462         8,605
XTRA CORP.+                        200        7,963          176         7,007
                                        -----------               ------------
                                        $    18,023               $     29,649

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
TOBACCO
PERCENT OF NET ASSETS                          0.23%                      0.28%                      0.34%
PHILIP MORRIS COMPANIES
INC.                            40,314  $    808,800       33,788  $    677,872       80,137  $  1,607,749
R.J. REYNOLDS TOBACCO
HOLDINGS INC.                    2,248        40,464        1,922        34,596        5,537        99,666
UNIVERSAL CORPORATION              911        14,918          887        14,525        2,112        34,584
UST INC.                         2,813        54,326        2,165        41,812        5,181       100,058
                                        ------------               ------------               ------------
                                        $    918,508               $    768,805               $  1,842,057
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                          0.03%                      0.04%                      0.04%
DEPARTMENT 56 INC.+                263  $      3,715          179  $      2,528          630  $      8,899
HASBRO INC.                      3,232        50,904        2,803        44,147        5,691        89,633
MARVEL ENTERPRISES INC.
"A" WARRANTS (EXPIRES
10/02/01)+                          39            20            5             3           16             8
MARVEL ENTERPRISES INC.
"C" WARRANTS (EXPIRES
10/02/01)+                          66            21            9             3           28             9
MARVEL ENTERTAINMENT
GROUP+                           1,400            --          200            --          600            --
MATTEL INC.                      6,856        65,989        5,286        50,878       12,203       117,454
TOPPS CO. (THE)+                   633         4,748          470         3,525            0            --
                                        ------------               ------------               ------------
                                        $    125,397               $    101,084               $    216,003
TRANSPORTATION
PERCENT OF NET ASSETS                          0.25%                      0.31%                      0.38%
AIRBORNE FREIGHT CORP.           1,315  $     24,328        1,150  $     21,275        2,750  $     50,875
ALEXANDER & BALDWIN INC.         1,164        23,826          990        20,264        2,490        50,967
BURLINGTON NORTHERN SANTA
FE CORP.                         7,877       155,078        6,765       133,186       14,072       277,043
CNF TRANSPORTATION INC.          1,136        36,423        1,126        36,102        2,518        80,733
CONSOLIDATED FREIGHTWAYS
CORP.+                             355         2,352          255         1,689          603         3,995
CSX CORP.                        3,463        76,835        3,098        68,737        6,432       142,710
EXPEDITORS INTERNATIONAL
WASHINGTON INC.                      0            --            0            --          200         7,550
FEDEX CORPORATION+               5,036       175,945        4,118       143,873        9,156       319,888
FRITZ COMPANIES INC.+              263         2,203            0            --          353         2,956
HUNT (J.B.) TRANSPORT
SERVICES INC.                      522         6,003            0            --            0            --
KANSAS CITY SOUTHERN
INDUSTRIES INC.                  1,872       147,420        1,984       156,240        6,203       488,486
NORFOLK SOUTHERN CORP.           6,601        89,526        5,788        78,500       12,072       163,726
OVERSEAS SHIPHOLDING
GROUP INC.                         482        10,032          362         7,534          331         6,889
ROADWAY EXPRESS INC.               237         4,888          217         4,476          317         6,538
UNION PACIFIC CORP.              4,095       155,610        3,463       131,594        7,610       289,180
UNITED PARCEL SERVICE
INC.                               900        49,163          200        10,925        2,500       136,563
WISCONSIN CENTRAL
TRANSPORTATION CORP.+            1,415        17,511        1,350        16,706        2,850        35,269
YELLOW CORPORATION+                513         8,208          267         4,272          386         6,176
                                        ------------               ------------               ------------
                                        $    985,351               $    835,373               $  2,069,544
TRUCKING & LEASING
PERCENT OF NET ASSETS                          0.02%                      0.02%                      0.03%
GATX CORPORATION                 1,331  $     41,427        1,091  $     33,957        2,679  $     83,384
RYDER SYSTEM INC.                1,022        19,035          873        16,260        1,995        37,157
XTRA CORP.+                        263        10,471          179         7,126          442        17,597
                                        ------------               ------------               ------------
                                        $     70,933               $     57,343               $    138,138

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
WATER
PERCENT OF NET ASSETS                         0.00%                      0.01%
AMERICAN WATER WORKS INC.          200  $     4,000          780  $     15,600
AZURIX CORP.+                        0           --            0            --
                                        -----------               ------------
                                        $     4,000               $     15,600
TOTAL U.S. COMMON STOCKS
(COST $9,194,648,
$55,788,197,
$147,980,665,
$119,146,509 AND
$309,343,646,
RESPECTIVELY)                           $13,738,224               $ 77,146,094
INTERNATIONAL COMMON
STOCKS
PERCENTAGE OF NET ASSETS                      6.44%                     10.51%
AUSTRALIA
PERCENT OF NET ASSETS                         0.18%                      0.26%
BROKEN HILL PROPRIETARY
CO. LTD. ADR                       420  $     8,400        1,578  $     31,560
COLES MYER LTD. ADR                814       27,473        2,432        82,080
NATIONAL AUSTRALIA BANK            803       53,149        2,631       174,139
NEWS CORPORATION LTD.              574       33,471        2,180       127,121
WESTPAC BANKING CORP. ADR        1,036       33,411        3,958       127,646
WMC LTD. ADR                       730       11,133        2,437        37,164
                                        -----------               ------------
                                        $   167,037               $    579,710
CANADA
PERCENT OF NET ASSETS                         0.18%                      0.47%
ALCAN ALUMINIUM LTD.               178  $     5,858        1,630  $     53,790
BARRICK GOLD CORP.                 123        2,006        2,288        37,323
CANADIAN NATIONAL RAILWAY
CO.                                  8          189           12           283
INCO LTD.+                          66        1,155          809        14,158
LAIDLAW INC. "B"                     0           --        1,814         5,555
MOORE CORP. LTD.                     0           --          428         1,980
NORTEL NETWORKS CORP.            1,336      148,964        7,244       807,706
PLACER DOME INC.                    21          184        2,072        18,130
SEAGRAM CO. LTD.                   144        8,460        2,650       155,688
                                        -----------               ------------
                                        $   166,816               $  1,094,613
DENMARK
PERCENT OF NET ASSETS                         0.24%                      0.35%
NOVO-NORDISK A/S ADR             1,792  $   113,456        6,561  $    415,393
TELE DENMARK A/S ADR             2,698      111,461        9,456       390,651
                                        -----------               ------------
                                        $   224,917               $    806,044
FINLAND
PERCENT OF NET ASSETS                         0.19%                      0.28%
NOKIA OYJ                          912  $   180,861        3,276  $    649,672
                                        -----------               ------------
FRANCE
PERCENT OF NET ASSETS                         0.63%                      0.93%
ALCATEL SA ADR                   2,489  $   117,605        9,892  $    467,397
AVENTIS SA                       1,514       78,728        5,655       294,060
AXA FINANCIAL INC. ADR             600       17,963        2,112        63,228
AXA-UAP ADR                      1,675      105,525        5,408       340,704
ELF AQUITAINE ADR                    0           --            0            --
LVMH MOET-HENNESSY LOUIS
VUITTON ADR                        731       53,363        2,753       200,969
TOTAL FINA SA                    3,252      218,291       11,316       759,587
TOTAL FINA SA WARRANTS
(EXPIRES 08/08/03)+                  0           --           81         2,045
                                        -----------               ------------
                                        $   591,475               $  2,127,990

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
WATER
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.01%
AMERICAN WATER WORKS INC.        1,765  $     35,300        1,707  $     34,140        3,656  $     73,120
AZURIX CORP.+                      200         1,500          200         1,500          400         3,000
                                        ------------               ------------               ------------
                                        $     36,800               $     35,640               $     76,120
TOTAL U.S. COMMON STOCKS
(COST $9,194,648,
$55,788,197,
$147,980,665,
$119,146,509 AND
$309,343,646,
RESPECTIVELY)                           $205,139,585               $171,484,494               $420,120,070
INTERNATIONAL COMMON
STOCKS
PERCENTAGE OF NET ASSETS                      15.24%                     19.62%                     20.93%
AUSTRALIA
PERCENT OF NET ASSETS                          0.39%                      0.51%                      0.56%
BROKEN HILL PROPRIETARY
CO. LTD. ADR                     4,301  $     86,020        3,712  $     74,240        8,137  $    162,740
COLES MYER LTD. ADR              6,665       224,944        6,159       207,866       12,449       420,154
NATIONAL AUSTRALIA BANK          7,102       470,064        6,297       416,783       13,845       916,366
NEWS CORPORATION LTD.            5,604       326,783        4,925       287,189       10,675       622,486
WESTPAC BANKING CORP. ADR       10,239       330,208        9,313       300,344       19,732       636,357
WMC LTD. ADR                     6,649       101,397        6,095        92,949       12,418       189,375
                                        ------------               ------------               ------------
                                        $  1,539,416               $  1,379,371               $  2,947,478
CANADA
PERCENT OF NET ASSETS                          0.79%                      0.96%                      1.16%
ALCAN ALUMINIUM LTD.             3,960  $    130,680        3,334  $    110,022        6,672  $    220,176
BARRICK GOLD CORP.               6,527       106,472        5,237        85,429       11,904       194,184
CANADIAN NATIONAL RAILWAY
CO.                                 24           566           22           518           46         1,084
INCO LTD.+                       3,055        53,463        2,385        41,738        5,473        95,778
LAIDLAW INC. "B"                 5,428        16,623        4,817        14,752        9,327        28,564
MOORE CORP. LTD.                 1,508         6,975        1,161         5,370        2,759        12,760
NORTEL NETWORKS CORP.           20,754     2,314,071       17,362     1,935,863       42,946     4,788,479
PLACER DOME INC.                 5,226        45,728        4,595        40,206        8,811        77,096
SEAGRAM CO. LTD.                 7,401       434,809        6,130       360,137       13,699       804,816
                                        ------------               ------------               ------------
                                        $  3,109,387               $  2,594,035               $  6,222,937
DENMARK
PERCENT OF NET ASSETS                          0.47%                      0.62%                      0.69%
NOVO-NORDISK A/S ADR            15,536  $    983,623       13,964  $    884,096       32,057  $  2,029,609
TELE DENMARK A/S ADR            21,062       870,124       19,724       814,848       40,252     1,662,911
                                        ------------               ------------               ------------
                                        $  1,853,747               $  1,698,944               $  3,692,520
FINLAND
PERCENT OF NET ASSETS                          0.37%                      0.51%                      0.50%
NOKIA OYJ                        7,432  $  1,473,859        7,022  $  1,392,550       13,602  $  2,697,447
                                        ------------               ------------               ------------
FRANCE
PERCENT OF NET ASSETS                          1.43%                      1.71%                      2.01%
ALCATEL SA ADR                  23,884  $  1,128,519       20,880  $    986,580       48,653  $  2,298,854
AVENTIS SA                      14,306       743,912       12,842       667,784       29,095     1,512,940
AXA FINANCIAL INC. ADR           3,830       114,661        4,128       123,582        8,426       252,253
AXA-UAP ADR                     13,797       869,211       11,878       748,314       27,260     1,717,380
ELF AQUITAINE ADR                4,800       377,100          100         7,856       10,000       785,625
LVMH MOET-HENNESSY LOUIS
VUITTON ADR                      6,695       488,735        6,286       458,878       12,299       897,827
TOTAL FINA SA                   28,100     1,886,213       24,558     1,648,456       50,426     3,384,845
TOTAL FINA SA WARRANTS
(EXPIRES 08/08/03)+                 81         2,045           81         2,045          162         4,091
                                        ------------               ------------               ------------
                                        $  5,610,396               $  4,643,495               $ 10,853,815

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
GERMANY
PERCENT OF NET ASSETS                         0.54%                      0.90%
DAIMLERCHRYSLER AG               3,389  $   229,604       13,898  $    941,590
DEUTSCHE TELEKOM AG ADR          3,326      280,839       13,358     1,127,916
                                        -----------               ------------
                                        $   510,443               $  2,069,506
HONG KONG
PERCENT OF NET ASSETS                         0.29%                      0.42%
CABLE & WIRELESS LTD. ADR        8,822  $   274,033       31,282  $    971,697
                                        -----------               ------------
IRELAND
PERCENT OF NET ASSETS                         0.08%                      0.13%
ALLIED IRISH BANKS PLC
ADR                              4,238  $    69,132       15,706  $    256,204
SMURFIT (JEFFERSON) GROUP
ADR                                505       12,025        1,860        44,291
                                        -----------               ------------
                                        $    81,157               $    300,495
ITALY
PERCENT OF NET ASSETS                         0.12%                      0.22%
BENETTON GROUP SPA ADR           1,507  $    59,244        5,462  $    214,725
FIAT SPA ADR                     1,149       35,332        6,815       209,561
MONTEDISON SPA ADR               1,179       20,633        5,031        88,043
                                        -----------               ------------
                                        $   115,209               $    512,329
JAPAN
PERCENT OF NET ASSETS                         1.42%                      2.29%
CANON INC. ADR                     790  $    33,575        3,530  $    150,025
CSK CORP. ADR                    1,116      127,224        4,520       515,280
FUJI PHOTO FILM -ORDINARY
SHARES ADR                         575       25,588        2,360       105,020
HITACHI LTD. ADR                   432       59,913        1,824       252,966
HONDA MOTOR COMPANY LTD.
ADR                                333       22,478        1,385        93,488
ITO-YOKADO CO. LTD. ADR          1,120       66,150        3,710       219,122
JAPAN AIR LINES ADR              5,908       29,171       23,240       114,748
KIRIN BREWERY CO. LTD.
ADR                                997      118,518        3,682       437,698
KUBOTA CORP. ADR                   834       50,457        3,643       220,402
KYOCERA CORP. ADR                  560      103,005        1,958       360,150
MAKITA CORP. ADR                   820        6,765        3,293        27,167
MATSUSHITA ELECTRIC
INDUSTRIAL CO.                     257       75,542          833       244,850
MITSUBISHI CORP. ADR             1,394       20,583       10,725       158,359
MITSUI & CO. ADR                   360       44,055        1,475       180,503
NEC CORP. ADR                      683       77,094        2,813       317,517
NIPPON TELEGRAPH &
TELEPHONE CORP. ADR              1,224       83,232        4,169       283,492
NISSAN MOTOR CO. LTD. ADR        2,135       16,680        8,626        67,391
PIONEER CORP. ADR                1,192       38,442        5,217       168,248
RICOH CORP. LTD. ADR               377       33,821        1,599       143,449
SONY CORP. ADR                     268       83,985        1,082       339,072
TOKIO MARINE AND FIRE
INSURANCE CO. LTD. ADR           2,318      107,497        8,660       401,608
TOYOTA MOTOR CORP. ADR           1,378      112,049        5,161       419,654
                                        -----------               ------------
                                        $ 1,335,824               $  5,220,209
NETHERLANDS
PERCENT OF NET ASSETS                         0.39%                      0.76%
AEGON NV ADR                        16  $     1,114          780  $     54,308
ELSEVIER NV ADR                  2,527       54,646        9,361       202,432
KLM ROYAL DUTCH AIRLINES
ADR                                148        2,821          457         8,712
KONINKLIJKE AHOLD NV ADR         2,084       49,365        7,387       174,980
KONINKLIJKE PHILIPS
ELECTRONICS NV                     336       64,344        1,299       248,759
ROYAL DUTCH PETROLEUM CO.        1,776       93,240       13,718       720,195

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
GERMANY
PERCENT OF NET ASSETS                          1.28%                      1.58%                      1.59%
DAIMLERCHRYSLER AG              34,249  $  2,320,370       30,655  $  2,076,876       48,889  $  3,312,230
DEUTSCHE TELEKOM AG ADR         32,315     2,728,598       26,280     2,219,018       62,380     5,267,211
                                        ------------               ------------               ------------
                                        $  5,048,968               $  4,295,894               $  8,579,441
HONG KONG
PERCENT OF NET ASSETS                          0.60%                      0.81%                      0.92%
CABLE & WIRELESS LTD. ADR       75,841  $  2,355,811       70,625  $  2,193,789      159,748  $  4,962,172
                                        ------------               ------------               ------------
IRELAND
PERCENT OF NET ASSETS                          0.17%                      0.22%                      0.24%
ALLIED IRISH BANKS PLC
ADR                             33,969  $    554,119       32,045  $    522,734       65,383  $  1,066,560
SMURFIT (JEFFERSON) GROUP
ADR                              4,740       112,871        3,751        89,321        8,944       212,979
                                        ------------               ------------               ------------
                                        $    666,990               $    612,055               $  1,279,539
ITALY
PERCENT OF NET ASSETS                          0.32%                      0.38%                      0.43%
BENETTON GROUP SPA ADR          13,932  $    547,702       12,616  $    495,967       28,026  $  1,101,772
FIAT SPA ADR                    14,450       444,338       10,789       331,746       25,676       789,522
MONTEDISON SPA ADR              15,607       273,123       12,247       214,323       25,877       452,848
                                        ------------               ------------               ------------
                                        $  1,265,163               $  1,042,036               $  2,344,142
JAPAN
PERCENT OF NET ASSETS                          3.27%                      4.56%                      4.65%
CANON INC. ADR                   8,945  $    380,163        8,735  $    371,238       17,650  $    750,125
CSK CORP. ADR                   11,320     1,290,480       11,011     1,255,254       22,252     2,536,728
FUJI PHOTO FILM -ORDINARY
SHARES ADR                       5,824       259,168        5,656       251,692       11,430       508,635
HITACHI LTD. ADR                 4,458       618,269        4,384       608,006        8,866     1,229,603
HONDA MOTOR COMPANY LTD.
ADR                              3,477       234,698        3,272       220,860        6,624       447,120
ITO-YOKADO CO. LTD. ADR          9,310       549,872        9,102       537,587       18,384     1,085,805
JAPAN AIR LINES ADR             57,475       283,783       56,364       278,297      113,907       562,416
KIRIN BREWERY CO. LTD.
ADR                              8,966     1,065,833        8,880     1,055,610       17,942     2,132,855
KUBOTA CORP. ADR                 8,576       518,848        8,395       507,898       16,960     1,026,080
KYOCERA CORP. ADR                4,652       855,677        4,520       831,398        9,134     1,680,085
MAKITA CORP. ADR                 8,009        66,074        7,967        65,728       16,103       132,850
MATSUSHITA ELECTRIC
INDUSTRIAL CO.                   1,561       458,836        1,551       455,897        3,126       918,849
MITSUBISHI CORP. ADR            26,718       394,502       26,300       388,330       53,150       784,781
MITSUI & CO. ADR                 3,622       443,242        3,564       436,145        7,195       880,488
NEC CORP. ADR                    6,910       779,966        6,744       761,229       13,629     1,538,373
NIPPON TELEGRAPH &
TELEPHONE CORP. ADR             10,340       703,120       10,118       688,024       20,444     1,390,192
NISSAN MOTOR CO. LTD. ADR       21,254       166,047       20,999       164,055       42,437       331,539
PIONEER CORP. ADR               12,994       419,057       12,717       410,123       25,686       828,374
RICOH CORP. LTD. ADR             3,959       355,170        3,865       346,737        7,823       701,817
SONY CORP. ADR                   2,650       830,444        2,643       828,250        5,336     1,672,169
TOKIO MARINE AND FIRE
INSURANCE CO. LTD. ADR          21,386       991,776       20,989       973,365       42,418     1,967,135
TOYOTA MOTOR CORP. ADR          14,281     1,161,224       12,649     1,028,522       25,584     2,080,299
                                        ------------               ------------               ------------
                                        $ 12,826,249               $ 12,464,245               $ 25,186,318
NETHERLANDS
PERCENT OF NET ASSETS                          1.20%                      1.46%                      1.65%
AEGON NV ADR                     2,732  $    190,216        1,713  $    119,268        3,347  $    233,035
ELSEVIER NV ADR                 23,806       514,805       21,321       461,067       47,406     1,025,155
KLM ROYAL DUTCH AIRLINES
ADR                              1,240        23,638        1,077        20,530        2,257        43,024
KONINKLIJKE AHOLD NV ADR        18,980       449,589       16,896       400,224       35,369       837,803
KONINKLIJKE PHILIPS
ELECTRONICS NV                   2,986       571,819        2,673       511,880        6,815     1,305,073
ROYAL DUTCH PETROLEUM CO.       36,712     1,927,380       30,730     1,613,325       68,672     3,605,280

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
UNILEVER NV                      2,195  $    99,873        7,820  $    355,810
                                        -----------               ------------
                                        $   365,403               $  1,765,196
NEW ZEALAND
PERCENT OF NET ASSETS                         0.03%                      0.04%
TELECOM CORP. OF NEW
ZEALAND LTD.                       759  $    25,569        2,558  $     86,173
                                        -----------               ------------
SPAIN
PERCENT OF NET ASSETS                         0.30%                      0.47%
BANCO BILBAO VIZCAYA
ARGENTARIA SA ADR                2,910  $    43,286       10,108  $    150,357
BANCO SANTANDER CENTRAL
HISPANO SA ADR                  10,054      105,567       36,748       385,854
REPSOL SA                        2,001       38,269        7,400       141,525
TELEFONICA SA ADR+               1,065       92,322        4,714       408,645
                                        -----------               ------------
                                        $   279,444               $  1,086,381
SWEDEN
PERCENT OF NET ASSETS                         0.23%                      0.33%
SKF AB ADR                         421  $     8,367        1,631  $     32,416
SWEDISH MATCH AB ADR               752       24,628        2,202        72,116
TELEFONAKTIEBOLAGET LM
ERICSSON                         1,832      175,872        7,026       674,496
                                        -----------               ------------
                                        $   208,867               $    779,028
UNITED KINGDOM
PERCENT OF NET ASSETS                         1.62%                      2.66%
ALLIED ZURICH PLC ADR            2,120  $    36,146        8,258  $    140,799
ASTRAZENECA PLC ADR              3,373      111,731       12,305       407,603
BP AMOCO PLC ADR                 3,408      160,176       16,200       761,400
BRITISH AIRWAYS PLC ADR            390       18,257        1,600        74,900
BRITISH AMERICAN TOBACCO
PLC ADR                            521        4,429        8,158        69,343
BRITISH SKY BROADCASTING
PLC ADR                            447       71,464        1,785       285,377
BRITISH TELECOM PLC ADR          1,564      278,783        6,223     1,109,250
CADBURY SCHWEPPES PLC ADR        2,334       57,475        8,124       200,054
CORUS GROUP PLC                    518        8,903        1,572        27,019
DIAGEO PLC ADR                   2,587       79,712        9,595       295,646
GLAXO WELLCOME PLC ADR           2,560      124,800        9,392       457,860
HANSON PLC ADR                   1,699       54,156        5,756       183,473
IMPERIAL CHEMICAL
INDUSTRIES PLC ADR                 749       23,219        2,641        81,871
NATIONAL POWER PLC ADR             638       15,472        2,100        50,925
PREMIER FARNELL PLC ADR          1,699       22,830        6,319        84,912
REUTERS GROUP PLC ADR              384       51,120        1,713       228,043
SMITHKLINE BEECHAM PLC
ADR                              1,445       81,191        5,495       308,750
VODAFONE AIRTOUCH PLC ADR        5,550      320,166       23,320     1,345,273
                                        -----------               ------------
                                        $ 1,520,030               $  6,112,498
TOTAL INTERNATIONAL
COMMON STOCKS
(COST $3,833,980,
$14,936,952, $37,989,252,
$34,366,296 AND
$78,860,822,
RESPECTIVELY)                           $ 6,047,085               $ 24,161,541
TOTAL COMMON STOCKS
(COST $13,028,628,
$70,725,149,
$185,969,917,
$153,512,805 AND
$388,204,468,
RESPECTIVELY)                           $19,785,309               $101,307,635

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
UNILEVER NV                     21,707  $    987,669       19,033  $    866,002       40,764  $  1,854,762
                                        ------------               ------------               ------------
                                        $  4,665,116               $  3,992,296               $  8,904,132
NEW ZEALAND
PERCENT OF NET ASSETS                          0.06%                      0.08%                      0.08%
TELECOM CORP. OF NEW
ZEALAND LTD.                     6,773  $    228,165        6,171  $    207,886       12,640  $    425,810
                                        ------------               ------------               ------------
SPAIN
PERCENT OF NET ASSETS                          0.64%                      0.85%                      0.87%
BANCO BILBAO VIZCAYA
ARGENTARIA SA ADR               26,195  $    389,651       23,603  $    351,095       49,981  $    743,467
BANCO SANTANDER CENTRAL
HISPANO SA ADR                  76,428       802,494       73,588       772,674      144,836     1,520,778
REPSOL SA                       16,225       310,303       15,550       297,394       30,289       579,277
TELEFONICA SA ADR+              11,626     1,007,829       10,343       896,609       20,912     1,812,809
                                        ------------               ------------               ------------
                                        $  2,510,277               $  2,317,772               $  4,656,331
SWEDEN
PERCENT OF NET ASSETS                          0.46%                      0.59%                      0.68%
SKF AB ADR                       4,277  $     85,005        3,864  $     76,797        8,311  $    165,181
SWEDISH MATCH AB ADR             5,227       171,184        4,955       162,276        9,643       315,808
TELEFONAKTIEBOLAGET LM
ERICSSON                        16,584     1,592,064       14,128     1,356,288       33,271     3,194,016
                                        ------------               ------------               ------------
                                        $  1,848,253               $  1,595,361               $  3,675,005
UNITED KINGDOM
PERCENT OF NET ASSETS                          3.79%                      4.78%                      4.90%
ALLIED ZURICH PLC ADR           17,502  $    298,409       16,798  $    286,406       28,571  $    487,136
ASTRAZENECA PLC ADR             26,836       888,943       25,456       843,230       49,949     1,654,561
BP AMOCO PLC ADR                38,088     1,790,136       33,708     1,584,276       27,912     1,311,864
BRITISH AIRWAYS PLC ADR          4,095       191,697        3,829       179,245        7,749       362,750
BRITISH AMERICAN TOBACCO
PLC ADR                         18,103       153,876        9,900        84,150       57,974       492,779
BRITISH SKY BROADCASTING
PLC ADR                          4,577       731,748        4,058       648,773        8,663     1,384,997
BRITISH TELECOM PLC ADR         15,123     2,695,675       12,465     2,221,886       29,297     5,222,190
CADBURY SCHWEPPES PLC ADR       18,122       446,254       17,056       420,004       34,868       858,625
CORUS GROUP PLC                  4,042        69,472        3,120        53,625        7,173       123,286
DIAGEO PLC ADR                  24,302       748,805       21,726       669,432       48,928     1,507,594
GLAXO WELLCOME PLC ADR          22,531     1,098,386       19,936       971,880       46,042     2,244,548
HANSON PLC ADR                  15,127       482,173       13,592       433,241       29,816       950,385
IMPERIAL CHEMICAL
INDUSTRIES PLC ADR               7,033       218,023        6,573       203,763       13,097       406,007
NATIONAL POWER PLC ADR           5,631       136,552        5,121       124,184       10,415       252,564
PREMIER FARNELL PLC ADR         16,299       219,018       13,376       179,740       29,709       399,215
REUTERS GROUP PLC ADR            4,404       586,283        3,956       526,643        8,631     1,149,002
SMITHKLINE BEECHAM PLC
ADR                             13,771       773,758       12,318       692,118       28,217     1,585,443
VODAFONE AIRTOUCH PLC ADR       57,720     3,329,723       49,503     2,855,704      105,290     6,073,917
                                        ------------               ------------               ------------
                                        $ 14,858,931               $ 12,978,300               $ 26,466,863
TOTAL INTERNATIONAL
COMMON STOCKS
(COST $3,833,980,
$14,936,952, $37,989,252,
$34,366,296 AND
$78,860,822,
RESPECTIVELY)                           $ 59,860,728               $ 53,408,029               $112,893,950
TOTAL COMMON STOCKS
(COST $13,028,628,
$70,725,149,
$185,969,917,
$153,512,805 AND
$388,204,468,
RESPECTIVELY)                           $265,000,313               $224,892,523               $533,014,020

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                            PRINCIPAL      VALUE      PRINCIPAL      VALUE
U.S. TREASURY BONDS &
NOTES
PERCENT OF NET ASSETS                        64.93%                     49.34%
U.S. TREASURY BONDS,
5.25%, 11/15/28                      0  $        --            0  $         --
U.S. TREASURY BONDS,
6.00%, 02/15/26                      0           --            0            --
U.S. TREASURY BONDS,
6.13%, 11/15/27-08/15/29             0           --      150,000       147,375
U.S. TREASURY BONDS,
6.25%, 08/15/23                200,000      196,625            0            --
U.S. TREASURY BONDS,
6.38%, 08/15/27                      0           --            0            --
U.S. TREASURY BONDS,
6.50%, 11/15/26                      0           --            0            --
U.S. TREASURY BONDS,
6.63%, 02/15/27                      0           --            0            --
U.S. TREASURY BONDS,
6.75%, 08/15/26                      0           --            0            --
U.S. TREASURY BONDS,
6.88%, 08/15/25                      0           --            0            --
U.S. TREASURY BONDS,
7.13%, 02/15/23                      0           --      350,000       379,860
U.S. TREASURY BONDS,
7.25%, 05/15/16-08/15/22             0           --            0            --
U.S. TREASURY BONDS,
7.50%, 11/15/16-11/15/24       150,000      170,812            0            --
U.S. TREASURY BONDS,
7.63%, 11/15/22-02/15/25             0           --            0            --
U.S. TREASURY BONDS,
7.88%, 02/15/21                      0           --            0            --
U.S. TREASURY BONDS,
8.00%, 11/15/21                100,000      118,219            0            --
U.S. TREASURY BONDS,
8.13%, 08/15/19-08/15/21             0           --      200,000       238,813
U.S. TREASURY BONDS,
8.25%, 05/15/00-05/15/05       500,000      503,125      350,000       352,187
U.S. TREASURY BONDS,
8.50%, 02/15/20                      0           --            0            --
U.S. TREASURY BONDS,
8.75%, 05/15/17-08/15/20             0           --            0            --
U.S. TREASURY BONDS,
8.88%, 08/15/17-02/15/19             0           --            0            --
U.S. TREASURY BONDS,
9.00%, 11/15/18                      0           --            0            --
U.S. TREASURY BONDS,
9.13%, 05/15/09-05/15/18             0           --      400,000       431,500
U.S. TREASURY BONDS,
9.38%, 02/15/06                950,000    1,073,204      600,000       677,813
U.S. TREASURY BONDS,
10.00%, 05/15/10                     0           --            0            --
U.S. TREASURY BONDS,
10.63%, 11/15/12-08/15/15            0           --            0            --
U.S. TREASURY BONDS,
10.75%, 02/15/03-08/15/05    3,350,000    3,801,080    3,450,000     4,050,251
U.S. TREASURY BONDS,
11.13%, 08/15/03             1,650,000    1,870,687      400,000       453,500
U.S. TREASURY BONDS,
11.25%, 02/15/15               200,000      287,813      400,000       575,625
U.S. TREASURY BONDS,
11.63%, 11/15/02-11/15/04            0           --    1,400,000     1,631,890
U.S. TREASURY BONDS,
11.75%, 11/15/14                     0           --            0            --
U.S. TREASURY BONDS,
11.88%, 11/15/03                     0           --            0            --
U.S. TREASURY BONDS,
12.00%, 05/15/05-08/15/13      200,000      245,563      500,000       613,906
U.S. TREASURY BONDS,
12.38%, 05/15/04                     0           --    1,500,000     1,804,687
U.S. TREASURY BONDS,
12.50%, 08/15/14                     0           --            0            --
U.S. TREASURY BONDS,
13.13%, 05/15/01                     0           --            0            --
U.S. TREASURY BONDS,
13.75%, 08/15/04               500,000      633,437            0            --
U.S. TREASURY NOTES,
4.25%, 11/15/03                      0           --    1,700,000     1,571,437
U.S. TREASURY NOTES,
4.75%, 02/15/04-11/15/08     1,600,000    1,464,312    4,050,000     3,636,564
U.S. TREASURY NOTES,
4.88%, 03/31/01                      0           --    1,300,000     1,279,687
U.S. TREASURY NOTES,
5.00%, 04/30/01              1,100,000    1,083,157    1,600,000     1,575,501
U.S. TREASURY NOTES,
5.25%, 08/15/03-05/15/04       600,000      570,375    3,200,000     3,055,500
U.S. TREASURY NOTES,
5.38%, 06/30/03              1,000,000      963,438            0            --
U.S. TREASURY NOTES,
5.50%, 01/31/03-05/15/09     2,675,000    2,524,632    8,600,000     8,200,439
U.S. TREASURY NOTES,
5.63%, 05/15/01-05/15/08     1,700,000    1,613,937    6,050,000     5,767,001
U.S. TREASURY NOTES,
5.75%, 10/31/02-08/15/03     5,350,000    5,237,500    5,550,000     5,429,078
U.S. TREASURY NOTES,
5.88%, 10/31/01-11/15/05     4,050,000    3,945,891    5,850,000     5,682,033
U.S. TREASURY NOTES,
6.00%, 07/31/02-08/15/09       900,000      865,688    3,700,000     3,602,126
U.S. TREASURY NOTES,
6.13%, 12/31/01-08/15/07     4,000,000    3,886,875    6,100,000     6,002,000
U.S. TREASURY NOTES,
6.25%, 04/30/01-02/15/07     7,500,000    7,433,000    9,450,000     9,354,096
U.S. TREASURY NOTES,
6.38%, 03/31/01-08/15/02     4,700,000    4,684,689    6,200,000     6,180,313
U.S. TREASURY NOTES,
6.50%, 05/31/01-10/15/06     7,550,000    7,505,690   12,400,000    12,307,941
U.S. TREASURY NOTES,
6.63%, 06/30/01-05/15/07     1,800,000    1,803,375    8,350,000     8,357,580
U.S. TREASURY NOTES,
6.88%, 05/15/06              2,500,000    2,522,658    3,000,000     3,027,189
U.S. TREASURY NOTES,
7.00%, 07/15/06              2,000,000    2,031,250    4,500,000     4,570,313
U.S. TREASURY NOTES,
7.25%, 08/15/04              1,250,000    1,278,125    3,300,000     3,374,250
U.S. TREASURY NOTES,
7.50%, 11/15/01-02/15/05     2,350,000    2,404,938    4,150,000     4,228,610
U.S. TREASURY NOTES,
7.88%, 11/15/04                      0           --      700,000       733,469
U.S. TREASURY NOTES,
8.00%, 05/15/01                350,000      356,344    3,750,000     3,817,969
                                        -----------               ------------
TOTAL U.S. TREASURY BONDS
& NOTES
(COST $62,768,855,
$116,342,034,
$116,197,852, $41,129,281
AND $4,762,953,
RESPECTIVELY)                           $61,076,439               $113,110,503

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                            PRINCIPAL      VALUE       PRINCIPAL      VALUE       PRINCIPAL      VALUE
U.S. TREASURY BONDS &
NOTES
PERCENT OF NET ASSETS                         28.81%                     14.88%                      0.86%
U.S. TREASURY BONDS,
5.25%, 11/15/28                550,000  $    473,860            0  $         --            0  $         --
U.S. TREASURY BONDS,
6.00%, 02/15/26                      0            --      900,000       860,907            0            --
U.S. TREASURY BONDS,
6.13%, 11/15/27-08/15/29     1,100,000     1,075,500    1,600,000     1,563,250      300,000       294,750
U.S. TREASURY BONDS,
6.25%, 08/15/23              1,000,000       983,125    1,300,000     1,278,062      450,000       442,406
U.S. TREASURY BONDS,
6.38%, 08/15/27                      0            --      600,000       603,000            0            --
U.S. TREASURY BONDS,
6.50%, 11/15/26                600,000       612,188      600,000       612,188            0            --
U.S. TREASURY BONDS,
6.63%, 02/15/27                500,000       518,125      500,000       518,125            0            --
U.S. TREASURY BONDS,
6.75%, 08/15/26                      0            --      500,000       525,625            0            --
U.S. TREASURY BONDS,
6.88%, 08/15/25                500,000       532,031      600,000       638,438            0            --
U.S. TREASURY BONDS,
7.13%, 02/15/23                      0            --      910,000       987,635            0            --
U.S. TREASURY BONDS,
7.25%, 05/15/16-08/15/22       750,000       813,610    1,800,000     1,954,563      375,000       407,993
U.S. TREASURY BONDS,
7.50%, 11/15/16-11/15/24             0            --    2,750,000     3,078,094            0            --
U.S. TREASURY BONDS,
7.63%, 11/15/22-02/15/25     1,000,000     1,148,015    2,650,000     3,055,313      500,000       577,969
U.S. TREASURY BONDS,
7.88%, 02/15/21                      0            --      650,000       756,031            0            --
U.S. TREASURY BONDS,
8.00%, 11/15/21                700,000       827,532      500,000       591,094            0            --
U.S. TREASURY BONDS,
8.13%, 08/15/19-08/15/21     1,650,000     1,956,985    1,350,000     1,611,423      250,000       295,547
U.S. TREASURY BONDS,
8.25%, 05/15/00-05/15/05             0            --            0            --            0            --
U.S. TREASURY BONDS,
8.50%, 02/15/20                      0            --      200,000       245,250            0            --
U.S. TREASURY BONDS,
8.75%, 05/15/17-08/15/20     1,000,000     1,256,688    2,350,000     2,925,203      900,000     1,118,437
U.S. TREASURY BONDS,
8.88%, 08/15/17-02/15/19       500,000       629,219    1,950,000     2,428,969            0            --
U.S. TREASURY BONDS,
9.00%, 11/15/18                350,000       444,281      350,000       444,281            0            --
U.S. TREASURY BONDS,
9.13%, 05/15/09-05/15/18       500,000       539,375      600,000       767,063            0            --
U.S. TREASURY BONDS,
9.38%, 02/15/06              1,050,000     1,186,172      800,000       903,750            0            --
U.S. TREASURY BONDS,
10.00%, 05/15/10                     0            --      330,000       374,035            0            --
U.S. TREASURY BONDS,
10.63%, 11/15/12-08/15/15      650,000       867,235      900,000     1,214,657      450,000       544,219
U.S. TREASURY BONDS,
10.75%, 02/15/03-08/15/05    1,400,000     1,654,188            0            --       50,000        59,078
U.S. TREASURY BONDS,
11.13%, 08/15/03               600,000       680,250            0            --            0            --
U.S. TREASURY BONDS,
11.25%, 02/15/15               850,000     1,223,204      600,000       863,438            0            --
U.S. TREASURY BONDS,
11.63%, 11/15/02-11/15/04            0            --            0            --            0            --
U.S. TREASURY BONDS,
11.75%, 11/15/14               450,000       608,625      600,000       811,500            0            --
U.S. TREASURY BONDS,
11.88%, 11/15/03               950,000     1,107,641            0            --            0            --
U.S. TREASURY BONDS,
12.00%, 05/15/05-08/15/13      820,000     1,039,306    1,100,000     1,462,312            0            --
U.S. TREASURY BONDS,
12.38%, 05/15/04               700,000       842,187            0            --            0            --
U.S. TREASURY BONDS,
12.50%, 08/15/14               350,000       488,250      350,000       488,250            0            --
U.S. TREASURY BONDS,
13.13%, 05/15/01                     0            --      100,000       107,687            0            --
U.S. TREASURY BONDS,
13.75%, 08/15/04               100,000       126,687            0            --            0            --
U.S. TREASURY NOTES,
4.25%, 11/15/03              1,200,000     1,109,250            0            --            0            --
U.S. TREASURY NOTES,
4.75%, 02/15/04-11/15/08     3,000,000     2,746,344            0            --            0            --
U.S. TREASURY NOTES,
4.88%, 03/31/01              1,900,000     1,870,312            0            --            0            --
U.S. TREASURY NOTES,
5.00%, 04/30/01                      0            --            0            --            0            --
U.S. TREASURY NOTES,
5.25%, 08/15/03-05/15/04     3,400,000     3,246,376      250,000       239,531            0            --
U.S. TREASURY NOTES,
5.38%, 06/30/03                      0            --            0            --            0            --
U.S. TREASURY NOTES,
5.50%, 01/31/03-05/15/09     6,800,000     6,449,439            0            --            0            --
U.S. TREASURY NOTES,
5.63%, 05/15/01-05/15/08     7,600,000     7,303,971    1,000,000       943,750            0            --
U.S. TREASURY NOTES,
5.75%, 10/31/02-08/15/03     1,500,000     1,465,531      300,000       291,937            0            --
U.S. TREASURY NOTES,
5.88%, 10/31/01-11/15/05     9,900,000     9,693,127    2,200,000     2,117,500      300,000       288,750
U.S. TREASURY NOTES,
6.00%, 07/31/02-08/15/09     4,000,000     3,901,657            0            --            0            --
U.S. TREASURY NOTES,
6.13%, 12/31/01-08/15/07     4,450,000     4,370,313      450,000       435,938            0            --
U.S. TREASURY NOTES,
6.25%, 04/30/01-02/15/07     7,350,000     7,295,657      150,000       148,969            0            --
U.S. TREASURY NOTES,
6.38%, 03/31/01-08/15/02     1,350,000     1,348,031      575,000       575,000            0            --
U.S. TREASURY NOTES,
6.50%, 05/31/01-10/15/06    16,730,000    16,629,497    1,500,000     1,488,938      200,000       198,375
U.S. TREASURY NOTES,
6.63%, 06/30/01-05/15/07     6,850,000     6,857,713            0            --            0            --
U.S. TREASURY NOTES,
6.88%, 05/15/06              2,500,000     2,522,658    1,000,000     1,009,063      300,000       302,719
U.S. TREASURY NOTES,
7.00%, 07/15/06              4,200,000     4,265,625      600,000       609,375            0            --
U.S. TREASURY NOTES,
7.25%, 08/15/04              3,800,000     3,885,500      250,000       255,625            0            --
U.S. TREASURY NOTES,
7.50%, 11/15/01-02/15/05     4,650,000     4,768,970      700,000       724,282      100,000       103,469
U.S. TREASURY NOTES,
7.88%, 11/15/04                700,000       733,469            0            --            0            --
U.S. TREASURY NOTES,
8.00%, 05/15/01              1,250,000     1,272,656            0            --            0            --
                                        ------------               ------------               ------------
TOTAL U.S. TREASURY BONDS
& NOTES
(COST $62,768,855,
$116,342,034,
$116,197,852, $41,129,281
AND $4,762,953,
RESPECTIVELY)                           $113,370,375               $ 40,510,051               $  4,633,712

LIFEPATH MASTER PORTFOLIOS         PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                            PRINCIPAL      VALUE      PRINCIPAL      VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                         2.10%                      3.74%
GOLDMAN SACHS FINANCIAL
SQUARE PRIME OBLIGATION
FUND++                         275,482  $   275,482      568,684  $    568,684
PROVIDIAN TEMP CASH MONEY
MARKET FUND++                1,500,000    1,500,000    7,000,000     7,000,000
SHORT TERM INVESTMENT
COMPANY LIQUID ASSETS
PORTFOLIO++                    200,000      200,000    1,000,000     1,000,000
                                        -----------               ------------
TOTAL SHORT TERM
INSTRUMENTS
(COST $1,975,482,
$8,568,684, $25,720,454,
$19,498,975 AND
$49,462,092,
RESPECTIVELY)                           $ 1,975,482               $  8,568,684
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                        13.34%                      7.68%
MORGAN STANLEY TRI PARTY
REPURCHASE AGREEMENT,
DATED 2/29/00, DUE
03/01/00, WITH A MATURITY
VALUE OF $61,149,986 AND
AN EFFECTIVE YIELD OF
5.46%.                      12,550,209  $12,550,209   17,612,597  $ 17,612,597
                                        -----------               ------------
TOTAL REPURCHASE
AGREEMENTS
(COST $12,550,209,
$17,612,597, $18,947,719,
$11,480,040 AND $550,149,
RESPECTIVELY)                           $12,550,209               $ 17,612,597

TOTAL INVESTMENTS IN
SECURITIES
(COST $90,323,174,
$213,248,464,
$346,835,942,
$225,621,101 AND
$442,979,662,
RESPECTIVELY)                  101.41%  $95,387,439      104.96%  $240,599,419
OTHER ASSETS AND
LIABILITIES, NET               (1.41)%   (1,326,653)     (4.96)%   (11,367,800)
                           -----------  -----------  -----------  ------------
TOTAL NET ASSETS               100.00%  $94,060,786      100.00%  $229,231,619
                           -----------  -----------  -----------  ------------

  +  NON-INCOME EARNING SECURITIES.
 ++ REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

The accompanying notes are an integral part of the financial statements.

PORTFOLIOS OF INVESTMENTS - FEBRUARY 29, 2000         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                            PRINCIPAL      VALUE       PRINCIPAL      VALUE       PRINCIPAL      VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                          6.54%                      7.16%                      9.16%
GOLDMAN SACHS FINANCIAL
SQUARE PRIME OBLIGATION
FUND++                          20,454  $     20,454    6,498,975  $  6,498,975    8,062,092  $  8,062,092
PROVIDIAN TEMP CASH MONEY
MARKET FUND++               17,700,000    17,700,000   12,000,000    12,000,000   19,400,000    19,400,000
SHORT TERM INVESTMENT
COMPANY LIQUID ASSETS
PORTFOLIO++                  8,000,000     8,000,000    1,000,000     1,000,000   22,000,000    22,000,000
                                        ------------               ------------               ------------
TOTAL SHORT TERM
INSTRUMENTS
(COST $1,975,482,
$8,568,684, $25,720,454,
$19,498,975 AND
$49,462,092,
RESPECTIVELY)                           $ 25,720,454               $ 19,498,975               $ 49,462,092
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                          4.81%                      4.22%                      0.10%
MORGAN STANLEY TRI PARTY
REPURCHASE AGREEMENT,
DATED 2/29/00, DUE
03/01/00, WITH A MATURITY
VALUE OF $61,149,986 AND
AN EFFECTIVE YIELD OF
5.46%.                      18,947,719  $ 18,947,719   11,480,040  $ 11,480,040      550,149  $    550,149
                                        ------------               ------------               ------------
TOTAL REPURCHASE
AGREEMENTS
(COST $12,550,209,
$17,612,597, $18,947,719,
$11,480,040 AND $550,149,
RESPECTIVELY)                           $ 18,947,719               $ 11,480,040               $    550,149

TOTAL INVESTMENTS IN
SECURITIES
(COST $90,323,174,
$213,248,464,
$346,835,942,
$225,621,101 AND
$442,979,662,
RESPECTIVELY)                  107.50%  $423,038,861      108.88%  $296,381,589      108.85%  $587,659,973
OTHER ASSETS AND
LIABILITIES, NET                 (7.50)%  (29,508,534)     (8.88)%  (24,162,912)     (8.85)%   (47,800,075)
                           -----------  ------------  -----------  ------------  -----------  ------------
TOTAL NET ASSETS               100.00%  $393,530,327      100.00%  $272,218,677      100.00%  $539,859,898
                           -----------  ------------  -----------  ------------  -----------  ------------

  +  NON-INCOME EARNING SECURITIES.
 ++ REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

The accompanying notes are an integral part of the financial statements.

LIFEPATH MASTER PORTFOLIOS   STATEMENTS OF ASSETS AND LIABILITIES - FEBRUARY 29,
2000
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW) (NOTE
    1)...................  $    82,837,230   $    222,986,822  $    404,091,142  $    284,901,549  $    587,109,824
  REPURCHASE AGREEMENTS
    (NOTE 1).............       12,550,209         17,612,597        18,947,719        11,480,040           550,149
                           ---------------   ----------------  ----------------  ----------------  ----------------
  TOTAL INVESTMENTS IN
    SECURITIES...........       95,387,439        240,599,419       423,038,861       296,381,589       587,659,973
                           ---------------   ----------------  ----------------  ----------------  ----------------
RECEIVABLES
  INVESTMENT SECURITIES
    SOLD.................               --                 --                --                --         4,603,316
  DIVIDENDS AND
    INTEREST.............          733,160          1,584,358         1,650,737           661,214           590,671
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS.............       96,120,599        242,183,777       424,689,598       297,042,803       592,853,960
                           ---------------   ----------------  ----------------  ----------------  ----------------

LIABILITIES
PAYABLES
  INVESTMENT SECURITIES
    PURCHASED............               --          4,182,684         5,087,413         5,080,237         3,055,935
  COLLATERAL FOR
    SECURITIES LOANED
    (NOTE 4).............        1,975,482          8,568,684        25,720,454        19,498,975        49,462,092
  DUE TO BGI (NOTE 2)....           84,331            200,790           351,404           244,914           476,035
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES........        2,059,813         12,952,158        31,159,271        24,824,126        52,994,062
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS.........  $    94,060,786   $    229,231,619  $    393,530,327  $    272,218,677  $    539,859,898
                           ---------------   ----------------  ----------------  ----------------  ----------------
INVESTMENTS AT COST......  $    90,323,174   $    213,248,464  $    346,835,942  $    225,621,101  $    442,979,662
                           ---------------   ----------------  ----------------  ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED FEBRUARY 29, 2000 LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS+.............  $       311,233   $      1,455,403  $      3,532,076  $      3,086,365  $      6,551,745
  INTEREST++.............        4,610,946          7,291,443         7,251,732         3,121,291         1,275,146
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL INVESTMENT
  INCOME.................        4,922,179          8,746,846        10,783,808         6,207,656         7,826,891
                           ---------------   ----------------  ----------------  ----------------  ----------------

EXPENSES (NOTE 2)
  ADVISORY FEES..........          592,139          1,282,599         2,101,737         1,501,573         2,790,585
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL EXPENSES...........          592,139          1,282,599         2,101,737         1,501,573         2,790,585
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME....        4,330,040          7,464,247         8,682,071         4,706,083         5,036,306
                           ---------------   ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........        2,506,435         17,805,780        33,627,531        31,399,199        52,425,320
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       (1,106,762)        (6,180,937)       (2,423,834)       (1,042,385)       19,635,208
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET GAIN ON
  INVESTMENTS............        1,399,673         11,624,843        31,203,697        30,356,814        72,060,528
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $     5,729,713   $     19,089,090  $     39,885,768  $     35,062,897  $     77,096,834
                           ---------------   ----------------  ----------------  ----------------  ----------------
 + NET OF FOREIGN
      WITHHOLDING TAX
      OF:................  $         4,124   $         24,709  $         46,647  $         50,329  $         82,544
++ INTEREST INCOME
     INCLUDES SECURITIES
     LENDING INCOME
     OF:.................  $        16,448   $         52,205  $         90,008  $         65,081  $        142,139

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH MASTER PORTFOLIOS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             LIFEPATH INCOME MASTER PORTFOLIO       LIFEPATH 2010 MASTER PORTFOLIO
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
-----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $       4,330,040  $       4,542,654  $       7,464,247  $       7,047,953
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........          2,506,435          4,718,618         17,805,780         13,218,840
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (1,106,762)        (1,372,957)        (6,180,937)         2,322,667
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          5,729,713          7,888,315         19,089,090         22,589,460
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........        (28,409,337)        (7,346,906)       (33,418,533)        12,753,903
                           -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............        (22,679,624)           541,409        (14,329,443)        35,343,363
                           -----------------  -----------------  -----------------  -----------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING OF PERIOD....        116,740,410        116,199,001        243,561,062        208,217,699
                           -----------------  -----------------  -----------------  -----------------
END OF PERIOD............  $      94,060,786  $     116,740,410  $     229,231,619  $     243,561,062
                           -----------------  -----------------  -----------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                              LIFEPATH 2020 MASTER PORTFOLIO        LIFEPATH 2030 MASTER PORTFOLIO
                           ------------------------------------  ------------------------------------
                                     FOR THE            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
-----------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $       8,682,071  $       7,913,106  $       4,706,083  $       4,472,364
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........         33,627,531         24,960,119         31,399,199         17,728,114
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (2,423,834)         7,187,708         (1,042,385)        10,724,507
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         39,885,768         40,060,933         35,062,897         32,924,985
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........        (12,519,074)          (168,062)       (39,674,638)        10,295,060
                           -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         27,366,694         39,892,871         (4,611,741)        43,220,045
                           -----------------  -----------------  -----------------  -----------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
  BEGINNING OF PERIOD....        366,163,633        326,270,762        276,830,418        233,610,373
                           -----------------  -----------------  -----------------  -----------------
END OF PERIOD............  $     393,530,327  $     366,163,633  $     272,218,677  $     276,830,418
                           -----------------  -----------------  -----------------  -----------------

                              LIFEPATH 2040 MASTER PORTFOLIO
                           ------------------------------------
                                     FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED
                           FEBRUARY 29, 2000  FEBRUARY 28, 1999
-------------------------
FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $       5,036,306  $       5,019,405
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........         52,425,320         34,827,042
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         19,635,208         23,947,962
                           -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         77,096,834         63,794,409
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........        (29,755,821)        23,995,369
                           -----------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............         47,341,013         87,789,778
                           -----------------  -----------------
NET ASSETS
-------------------------
  BEGINNING OF PERIOD....        492,518,885        404,729,107
                           -----------------  -----------------
END OF PERIOD............  $     539,859,898  $     492,518,885
                           -----------------  -----------------

LIFEPATH MASTER PORTFOLIOS                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated
  May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market,
  S&P 500 Index and U.S. Equity Index Master Portfolios.
   These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").
   The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

FEDERAL INCOME TAXES
   Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").
   It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that an entity qualifying as a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming for federal income tax purposes that the regulated investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS
   The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an

NOTES TO FINANCIAL STATEMENTS                         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

  amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 29, 2000 there were no open long futures contracts outstanding.

REPURCHASE AGREEMENTS
   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. The repurchase agreements entered into on February 29, 2000 by the Master Portfolios are fully collateralized by U.S. Government obligations with a rate of 5.88%, a maturity date of 7/6/00 and an aggregate market value of $62,391,160.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.
   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.
   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.
   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.
   Certain officers and trustees of MIP are also officers of Stephens. As of February 29, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 29, 2000, were as follows:

    Aggregate Purchases        LifePath Income    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
    and Sales of:              Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
    U.S. GOVERNMENT OBLIGATIONS:

    PURCHASES AT COST            $52,326,484       $92,442,800       $106,560,110      $38,058,978       $ 43,702,786

    SALES PROCEEDS                52,026,336        75,349,856         83,909,136       34,187,575         46,302,908

    OTHER SECURITIES:

    PURCHASES AT COST            $   923,651       $16,024,511       $ 60,679,347      $31,799,468       $102,976,966

    SALES PROCEEDS                 9,105,148        40,010,051         74,749,654       65,388,779        120,893,953

LIFEPATH MASTER PORTFOLIOS                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   At February 29, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                   Unrealized    Unrealized   Net Unrealized
    Master Portfolio                  Tax Cost    Appreciation  Depreciation   Appreciation
    LIFEPATH INCOME MASTER
      PORTFOLIO                     $ 90,364,993  $ 8,515,296   $ (3,492,850)  $  5,022,446

    LIFEPATH 2010 MASTER PORTFOLIO   213,555,821   37,262,811    (10,219,213)    27,043,598

    LIFEPATH 2020 MASTER PORTFOLIO   348,195,145   94,164,635    (19,320,919)    74,843,716

    LIFEPATH 2030 MASTER PORTFOLIO   225,868,990   86,546,277    (16,033,678)    70,512,599

    LIFEPATH 2040 MASTER PORTFOLIO   445,676,886  182,168,214    (40,185,127)   141,983,087

4. PORTFOLIO SECURITIES LOANED
--------------------------------------------------------------------------------
   As of February 29, 2000, the Master Portfolios had loaned securities which were collateralized by cash and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                               Value of     Value of
    Master Portfolio                          Securities   Collateral
    LIFEPATH INCOME MASTER PORTFOLIO          $ 1,892,099  $ 1,975,482

    LIFEPATH 2010 MASTER PORTFOLIO              8,219,089    8,568,684

    LIFEPATH 2020 MASTER PORTFOLIO             24,739,571   25,720,454

    LIFEPATH 2030 MASTER PORTFOLIO             18,711,674   19,498,975

    LIFEPATH 2040 MASTER PORTFOLIO             47,529,134   49,462,092

5. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:

                                                For the       For the
                                               Year Ended    Year Ended
                                              February 29,  February 28,
                                                  2000          1999
    LIFEPATH INCOME MASTER PORTFOLIO

    RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.55%         0.55%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           4.03%         3.95%

    PORTFOLIO TURNOVER RATE                          55%           66%

    LIFEPATH 2010 MASTER PORTFOLIO

    RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.55%         0.55%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           3.20%         3.12%

    PORTFOLIO TURNOVER RATE                          49%           38%

    LIFEPATH 2020 MASTER PORTFOLIO

    RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.55%         0.55%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           2.27%         2.30%

    PORTFOLIO TURNOVER RATE                          43%           36%

    LIFEPATH 2030 MASTER PORTFOLIO

    RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.55%         0.55%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           1.72%         1.74%

    PORTFOLIO TURNOVER RATE                          26%           19%

    LIFEPATH 2040 MASTER PORTFOLIO

    RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.55%         0.55%

    RATIO OF NET INVESTMENT INCOME TO
      AVERAGE NET ASSETS                           0.99%         1.11%

    PORTFOLIO TURNOVER RATE                          29%           19%

INDEPENDENT AUDITORS' REPORT                          LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

TO THE INTERESTHOLDERS AND BOARD OF TRUSTEES OF
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of LifePath Income (formerly LifePath 2000) Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 29, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Master Investment Portfolio as of February 29, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

San Francisco, California
April 7, 2000

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

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 P.O. Box 8266
 Boston, MA 02266-8266

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[RECYCLED LOGO]                                                    AR 003 (4/00)